Document and Entity Information	12 Months Ended
Mar. 31, 2012
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	KUB
Entity Registrant Name	KUBOTA CORP
Entity Central Index Key	0000109821
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	1,255,983,672

Consolidated Balance Sheets (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Current assets:
Cash and cash equivalents	¥ 100,559	¥ 105,293
Notes and accounts receivable:
Trade notes	71,713	56,185
Trade accounts	321,451	300,229
Less: Allowance for doubtful notes and accounts receivable	(2,404)	(2,806)
Short-term finance receivables-net	108,160	100,437
Inventories	202,070	174,217
Other current assets	64,463	43,649
Total current assets	866,012	777,204
Investments and long-term finance receivables:
Investments in and loan receivables from affiliated companies	17,971	16,569
Other investments	101,705	100,498
Long-term finance receivables-net	204,272	199,829
Total investments and long-term finance receivables	323,948	316,896
Property, plant, and equipment:
Land	89,529	89,435
Buildings	226,598	217,738
Machinery and equipment	361,433	352,064
Construction in progress	8,079	9,631
Total	685,639	668,868
Accumulated depreciation	(460,572)	(451,510)
Net property, plant, and equipment	225,067	217,358
Other assets:
Goodwill and intangible assets-net	26,904	7,441
Long-term trade accounts receivable	31,409	27,487
Other	15,204	11,398
Less: Allowance for doubtful non-current receivables	(875)	(932)
Total other assets	72,642	45,394
Total	1,487,669	1,356,852
Current liabilities:
Short-term borrowings	69,623	76,642
Trade notes payable	16,905	13,978
Trade accounts payable	199,072	150,825
Advances received from customers	6,983	3,270
Notes and accounts payable for capital expenditures	13,817	9,800
Accrued payroll costs	30,830	26,847
Accrued expenses	33,617	29,616
Income taxes payable	16,449	4,702
Other current liabilities	41,477	33,892
Current portion of long-term debt	107,210	85,556
Total current liabilities	535,983	435,128
Long-term liabilities:
Long-term debt	184,402	191,760
Accrued retirement and pension costs	41,882	35,285
Other long-term liabilities	18,188	13,318
Total long-term liabilities	244,472	240,363
Commitments and contingencies
Equity:
Common stock, authorized 1,874,700,000 shares in 2012 and 2011 issued 1,285,919,180 shares in 2012 and 2011	84,070	84,070
Capital surplus	88,834	89,140
Legal reserve	19,539	19,539
Retained earnings	560,710	516,858
Accumulated other comprehensive loss	(80,542)	(65,381)
Treasury stock (29,935,508 shares and 14,206,633 shares in 2012 and 2011, respectively), at cost	(19,328)	(9,341)
Total Kubota Corporation shareholders' equity	653,283	634,885
Noncontrolling interests	53,931	46,476
Total equity	707,214	681,361
Total	¥ 1,487,669	¥ 1,356,852

Consolidated Balance Sheets (Parenthetical)	Mar. 31, 2012	Mar. 31, 2011
Common stock, authorized	1,874,700,000	1,874,700,000
Common stock, issued	1,285,919,180	1,285,919,180
Treasury stock, shares	29,935,508	14,206,633

Consolidated Statements Of Income (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Revenues	¥ 1,008,019	¥ 933,685	¥ 930,644
Cost of revenues	735,836	678,653	681,374
Selling, general, and administrative expenses	170,252	165,407	179,352
Other operating expenses (income)	(3,749)	3,514	216
Operating income	105,680	86,111	69,702
Other income (expenses):
Interest and dividend income	3,760	3,429	3,381
Interest expense	(1,892)	(1,632)	(2,127)
Gain on sales of securities-net	105	4,845	1,821
Valuation loss on other investments	(2,570)	(1,758)	(143)
Gain on nonmonetary exchange of securities		2,774
Foreign exchange gain (loss)-net	(7,609)	(1,640)	2,894
Other-net	3,464	(829)	(2,045)
Other income (expenses), net	(4,742)	5,189	3,781
Income before income taxes and equity in net income of affiliated companies	100,938	91,300	73,483
Income taxes:
Current	35,594	27,137	28,540
Deferred	954	3,547	(2,563)
Total income taxes	36,548	30,684	25,977
Equity in net income of affiliated companies	1,629	492	402
Net income	66,019	61,108	47,908
Less: Net income attributable to noncontrolling interests	4,467	6,286	5,582
Net income attributable to Kubota Corporation	¥ 61,552	¥ 54,822	¥ 42,326
Net income attributable to Kubota Corporation per common share:
Basic	¥ 48.75	¥ 43.11	¥ 33.28

Consolidated Statements of Comprehensive Income (Loss) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Net income	¥ 66,019	¥ 61,108	¥ 47,908
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	(13,359)	(26,382)	8,250
Unrealized gains (losses) on securities	3,220	(5,125)	11,761
Unrealized gains on derivatives	538	804	556
Pension liability adjustments	(8,361)	(3,080)	9,808
Total other comprehensive income (loss)	(17,962)	(33,783)	30,375
Comprehensive income	48,057	27,325	78,283
Less: Comprehensive income attributable to noncontrolling interests	1,622	3,213	7,528
Comprehensive income attributable to Kubota Corporation	¥ 46,435	¥ 24,112	¥ 70,755

Consolidated Statements of Changes in Equity (JPY ¥) In Millions	Total	Common Stock	Capital Surplus	Legal Reserve	Retained Earnings	Accumulated Other Comprehensive Loss	Treasury Stock at Cost	Non- controlling Interests
Balance at Mar. 31, 2009	¥ 616,243	¥ 84,070	¥ 93,150	¥ 19,539	¥ 452,791	¥ (62,184)	¥ (9,082)	¥ 37,959
Net income	47,908				42,326			5,582
Other comprehensive income (loss)	30,375					28,429		1,946
Cash dividends paid to Kubota Corporation shareholders	(17,814)				(17,814)
Cash dividends paid to noncontrolling interests	(489)							(489)
Purchases and sales of treasury stock	(183)						(183)
Increase in noncontrolling interests related to contribution	2,109							2,109
Changes in ownership interests in subsidiaries	(6,530)		(3,909)			(736)		(1,885)
Balance at Mar. 31, 2010	671,619	84,070	89,241	19,539	477,303	(34,491)	(9,265)	45,222
Net income	61,108				54,822			6,286
Other comprehensive income (loss)	(33,783)					(30,710)		(3,073)
Cash dividends paid to Kubota Corporation shareholders	(15,267)				(15,267)
Cash dividends paid to noncontrolling interests	(307)							(307)
Purchases and sales of treasury stock	(75)		1				(76)
Increase in noncontrolling interests related to contribution	395		(5)					400
Changes in ownership interests in subsidiaries	(2,329)		(97)			(180)		(2,052)
Balance at Mar. 31, 2011	681,361	84,070	89,140	19,539	516,858	(65,381)	(9,341)	46,476
Net income	66,019				61,552			4,467
Other comprehensive income (loss)	(17,962)					(15,117)		(2,845)
Cash dividends paid to Kubota Corporation shareholders	(17,700)				(17,700)
Cash dividends paid to noncontrolling interests	(291)							(291)
Purchases and sales of treasury stock	(9,987)						(9,987)
Increase in noncontrolling interests related to contribution	73							73
Changes in ownership interests in subsidiaries	5,701		(306)			(44)		6,051
Balance at Mar. 31, 2012	¥ 707,214	¥ 84,070	¥ 88,834	¥ 19,539	¥ 560,710	¥ (80,542)	¥ (19,328)	¥ 53,931

Consolidated Statements of Changes in Equity (Parenthetical) (JPY ¥) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Beginning Balance, shares	1,271,713	1,271,847	1,272,063
Cash dividends paid to Kubota Corporation shareholders, per common share	¥ 14	¥ 12	¥ 14
Purchases and sales of treasury stock, shares	15,729	134	216
Ending Balance, shares	1,255,984	1,271,713	1,271,847

Consolidated Statements of Cash Flows (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Operating activities:
Net income	¥ 66,019	¥ 61,108	¥ 47,908
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	23,908	26,993	29,171
Gain on sales of securities-net	(105)	(4,845)	(1,821)
Valuation loss on other investments	2,570	1,758	143
Gain on nonmonetary exchange of securities		(2,774)
(Gain) loss from disposal of fixed assets-net	(6,693)	844	118
Impairment loss on long-lived assets	1,531	111	134
Equity in net income of affiliated companies	(1,629)	(492)	(402)
Deferred income taxes	954	3,547	(2,563)
Change in assets and liabilities:
(Increase) decrease in notes and accounts receivable	(39,833)	5,707	20,380
(Increase) decrease in inventories	(16,176)	(13,640)	38,802
(Increase) decrease in other current assets	(8,355)	8,459	1,205
Increase (decrease) in trade notes and accounts payable	43,189	9,285	(22,780)
Increase (decrease) in income taxes payable	11,670	(17,684)	18,005
Increase (decrease) in other current liabilities	11,519	7,474	(9,896)
Increase (decrease) in accrued retirement and pension costs	(8,870)	(9,627)	467
Other	197	5,683	201
Net cash provided by operating activities	79,896	81,907	119,072
Investing activities:
Purchases of fixed assets	(26,962)	(27,358)	(26,621)
Proceeds from sales of property, plant, and equipment	13,028	870	1,182
Proceeds from sales and redemption of investments	187	6,300	9,101
Acquisition of business, net of cash acquired	(17,211)
Increase in finance receivables	(167,040)	(170,063)	(172,218)
Collection of finance receivables	135,319	142,852	150,368
Net increase in short-term loan receivables from affiliated companies	(5,565)
Net (increase) decrease in time deposits	(2,080)	3,747	(3,826)
Other	395	71	(1,385)
Net cash used in investing activities	(69,929)	(43,581)	(43,399)
Financing activities:
Proceeds from issuance of long-term debt	104,816	62,489	121,966
Repayments of long-term debt	(89,203)	(93,895)	(90,067)
Net increase (decrease) in short-term borrowings	9	7,238	(43,729)
Cash dividends	(17,700)	(15,267)	(17,814)
Purchases of treasury stock	(10,016)	(50)	(191)
Purchases of noncontrolling interests	(924)	(2,317)	(6,407)
Other	(246)	87	1,570
Net cash used in financing activities	(13,264)	(41,715)	(34,672)
Effect of exchange rate changes on cash and cash equivalents	(1,437)	(2,746)	922
Net increase (decrease) in cash and cash equivalents	(4,734)	(6,135)	41,923
Cash and cash equivalents, beginning of year	105,293	111,428	69,505
Cash and cash equivalents, end of year	¥ 100,559	¥ 105,293	¥ 111,428

Summary Of Significant Accounting Policies	12 Months Ended
Mar. 31, 2012
Summary Of Significant Accounting Policies

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Description of Business

Kubota Corporation (the “parent company”) and subsidiaries (collectively the “Company”) are one of Japan’s leading manufacturers of a comprehensive range of machinery and other industrial and consumer products, including farm equipment, engines, construction machinery, pipe-related products, environment-related products, and industrial castings.

The manufacturing operations of the Company are conducted primarily at 20 plants in Japan and at 24 overseas plants located in the United States and certain other countries. Farm equipment, construction machinery, ductile iron pipe, and certain other products are sold both in Japan and in overseas markets which consist mainly of North America, Europe, and Asia.

Basis of Financial Statements

The consolidated financial statements are presented in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Principles of Consolidation

The consolidated financial statements include the accounts of the parent company and all majority-owned subsidiaries. The accounts of certain consolidated subsidiaries that have December 31 fiscal year-ends have been consolidated in the March 31 consolidated financial statements on a three-month lag.

The accounts of variable interest entity (“VIE”) are included in the consolidated financial statements, as applicable. The Company is involved with a VIE which engages in farming by water culture. The VIE has been consolidated since the Company is the primary beneficiary. Total assets of the VIE at March 31, 2012 and 2011 were ¥177 million and ¥199 million, respectively. There are no restrictions on the use of the VIE’s assets. Also, the creditors or beneficial interest holders of the consolidated VIE have no recourse to the general credit of the Company.

The Company is not a primary beneficiary of the unconsolidated VIEs and does not hold any significant variable interests in these VIEs.

Intercompany items have been eliminated in consolidation.

Investments in affiliates in which the Company has the ability to exercise significant influence over their operating and financial policies but where the Company does not have a controlling financial interest, are accounted for using the equity method.

Use of Estimates

Preparing financial statements in conformity with U.S. GAAP requires the Company to make estimates and assumptions that affect reported amounts and related disclosures. Significant estimates and assumptions are used primarily in the areas of inventory valuation, impairment of investments, collectability of notes and receivables, impairment of long-lived assets, product warranties, accruals for employee retirement and pension plans, valuation allowance for deferred tax assets, uncertain tax positions, revenue recognition for long-term contracts, and loss contingencies. Actual results could differ from those estimates.

Foreign Currency Translation

The assets and liabilities of foreign subsidiaries, using the local currency as their functional currency, are translated to Japanese yen based on the current exchange rate prevailing at each balance sheet date and any resulting translation adjustments are included in accumulated other comprehensive income (loss). Revenues and expenses are translated into Japanese yen using the average exchange rates prevailing for each period presented.

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents. Time deposits with original maturities of three months or less amounting to ¥2,935 million, ¥28,907 million, and ¥24,230 million, respectively, were included in cash and cash equivalents at March 31, 2012, 2011, and 2010. The restricted cash, which is pledged as collateral and received as advance payment for public works projects, is not included in cash and cash equivalents but included in other current assets and amounted to ¥2,136 million, ¥925 million, and ¥573 million at March 31, 2012, 2011, and 2010, respectively.

Inventories

Inventories are stated at the lower of cost or market. Cost is determined by the average-cost method.

Investments

The Company classifies all its marketable equity securities as available-for-sale and carries them at fair value with a corresponding recognition of the net unrealized holding gains or losses (net of tax) as an item of other comprehensive income (loss) in equity. The fair values of those securities are determined based on quoted market prices.

When a decline in value of a marketable security is deemed to be other-than -temporary, the Company recognizes an impairment loss to the extent of the decline. In determining if and when such a decline in value is other than temporary, the Company evaluates the extent to which cost exceeds market value, the duration of the market decline, and other key measures. Other non-marketable securities are stated at cost and reviewed periodically for impairment.

Gains and losses on sales of available-for-sale securities as well as other nonmarketable equity securities which are carried at cost are computed on the average-cost method.

Allowance for Doubtful Accounts and Credit Losses

The Company provides an allowance for doubtful accounts and credit losses. The allowance for doubtful accounts and credit losses is determined on the basis of the collection status of receivables, historical credit loss experience, economic trends, the customer’s ability to repay, and collateral values. Historical collection trends, as well as prevailing and anticipated economic conditions, are routinely monitored by management, and any required adjustment to the allowance is reflected in current operations.

Property, Plant, and Equipment

Property, plant, and equipment are stated at cost less accumulated depreciation. Depreciation expenses related to manufacturing activities are included in cost of revenues, and the other depreciation expenses are classified in selling, general, and administrative expenses. Depreciation expenses of those assets are principally computed using the declining-balance method based on the estimated useful lives of the assets. The estimated useful lives range from 10 to 50 years for buildings and from two to 14 years for machinery and equipment.

Goodwill and Intangible Assets

Goodwill is not amortized, but is instead tested for impairment annually or whenever events occur or circumstances change, which indicates the possibility of the impairment. When evaluating whether goodwill is impaired, the Company compares the fair value of the reporting unit to which the goodwill is assigned to the reporting unit’s carrying amount, including goodwill. If the carrying amount of a reporting unit exceeds its fair value, then the amount of the impairment loss must be measured. An impairment loss would be recognized when the carrying amount of goodwill exceeds its implied fair value. The Company’s evaluation of goodwill completed during the year resulted in no impairment losses.

Intangible assets with definite useful lives are amortized on a method reflecting the pattern in which the economic benefits of the intangible asset are consumed if that pattern can be reliably determined. If that pattern cannot be reliably determined, a straight-line amortization method is used.

Long-Lived Assets

The Company evaluates long-lived assets (including property, plant, equipment and intangible assets with definite useful lives) to be held and used for impairment using an estimate of undiscounted cash flows whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. If the estimate of undiscounted cash flows is less than the carrying amount of the assets, an impairment loss is recorded based on the fair value of the assets. The Company evaluates long-lived assets to be disposed of by sale at the lower of carrying amount or fair value less cost to sell.

Retirement and Pension Plans

The funded status of the Company’s defined benefit pension plans and severance indemnity plans are recognized as an asset or a liability in the consolidated balance sheets with a corresponding adjustment to pension liability adjustment in accumulated other comprehensive income (loss), net of tax. The funded status is measured as the difference between the fair value of plan assets and the benefit obligation at March 31, the measurement date.

The Company amortizes the prior service costs (benefits) due to the amendments of the benefit plans over the average remaining service period of the participants at the time of amendments. The Company recognizes any net actuarial gains and losses in excess of 20% of the larger of the projected benefit obligation or plan assets in the year following the year in which such gains and losses were incurred, while the portion between 10% and 20% is amortized over the average participants’ remaining service period.

Income Taxes

Deferred tax assets and liabilities are computed based on the differences between the financial statement and the income tax bases of assets and liabilities and tax loss and other carry forwards using the enacted tax rate. A valuation allowance is established, when necessary, to reduce deferred tax assets to the amount that management believes will more likely than not be realized.

The Company recognizes the financial statement effects of tax positions when it is more likely than not, based on the technical merits, that the tax positions will be sustained upon examination by the tax authorities. Benefits from tax positions that meet the more-likely-than-not recognition threshold are measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Interest and penalties accrued related to unrecognized tax benefits are included in income taxes in the consolidated statements of income.

Sales Tax

Revenues are presented exclusive of sales tax.

Revenue Recognition

The Company recognizes revenue related to product sales when (1) persuasive evidence of an arrangement exists, (2) delivery has occurred or services have been rendered, (3) the sales price is fixed or determinable, and (4) collectability is reasonably assured. The Company records estimated reductions to sales at the time of sale for sales incentive programs including product discounts, customer promotions, and volume-based rebates.

The sales of environmental and other plant and equipment are recorded when the installation of plant and equipment is completed and accepted by the customer for short-term contracts, and recorded under the percentage-of-completion method of accounting for long-term contracts. (See Note 11. REVENUE RECOGNITION FOR LONG-TERM CONTRACTS) Estimated losses on sales contracts are charged to income in the period in which they are identified. The percentages of revenues to consolidated revenues for the years ended March 31, 2012, 2011, and 2010 that pertain to long-term contracts were 2.3%, 2.2%, and 2.1%, respectively.

Finance income is recognized over the terms of the receivables using the interest method.

Research and Development and Advertising

Research and development and advertising costs are expensed as incurred.

Shipping and Handling Costs

Shipping and handling costs are included in selling, general, and administrative expenses.

Expense from the Payments for Health Hazard of Asbestos

The Company expenses payments to certain residents who lived near the Company’s plant and current and former employees when the Company determines that a payment is warranted.

The Company also accrues an estimated loss from asbestos-related matters by a charge to income if both of the following conditions are met:

(a)	It is probable that a liability has been incurred at the date of financial statements.

(b)	The amount of loss can be reasonably estimated.

(See Note 19. COMMITMENTS AND CONTINGENCIES)

Derivative Financial Instruments

All derivatives are recognized in the consolidated balance sheets at fair value and are reported in other current assets, other assets, other current liabilities, or other long-term liabilities.

On the date the derivative contract is entered into, the Company designates the derivative as a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow” hedge).

        The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives that are designated as cash flow hedges to specific assets and liabilities on the consolidated balance sheets or to specific firm commitments or forecasted transactions. The Company considers its hedges to be highly effective in offsetting changes in cash flows of hedged items, because the currency, index of interest rates, amount, and terms of the derivatives correspond to those of the hedged items in accordance with the Company’s policy.

Changes in the fair value of a derivative that is highly effective and that is designated and qualifies as a cash flow hedge are recorded in other comprehensive income (loss), until earnings are affected by the variability in cash flows of the designated hedged item. The ineffective portion of changes in the fair value of derivatives is immediately recorded in earnings.

The Company also uses derivatives not designated as cash flow hedges in certain relationships for economic purposes. Changes in the fair value of derivatives not designated are reported in earnings immediately.

Fair Value Measurement

Certain assets and liabilities that fall within the scope of the fair value measurements are categorized into three levels. The Company determines transfers between their levels at the date of the event or change in circumstances that caused the transfer.

Level 1	–	Quoted prices in active markets for identical assets or liabilities.

Level 2	–	Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities, either directly or indirectly.

Level 3	–	Unobservable inputs for the assets or liabilities. These are measured using the entity’s own assumptions and inputs that are reasonably available or inputs many market participants use with reasonable confidence because observable inputs are not available.

Net income attributable to Kubota Corporation per common share

Net income attributable to Kubota Corporation per common share is computed by dividing net income attributable to Kubota Corporation by the weighted-average number of common shares outstanding during each year. The weighted average number of common shares outstanding for the years ended March 31, 2012, 2011, and 2010 was 1,262,533,879, 1,271,778,025, and 1,271,985,454, respectively. There were no potentially dilutive shares outstanding for the years ended March 31, 2012, 2011, and 2010.

New Accounting Standards

In October 2009, the Financial Accounting Standards Board (“FASB”) issued a new accounting standard related to revenue recognition for multiple-deliverable arrangements. This standard requires that arrangement consideration be allocated to all deliverables using a selling price or estimated selling price and eliminates the residual method of allocation. This standard also requires additional qualitative and quantitative disclosures. This standard was effective for fiscal years beginning on or after June 15, 2010 and can be applied prospectively for revenue arrangements entered into or materially modified, or retrospectively for all prior periods, and was adopted by the Company on April 1, 2011. The Company chose to adopt this standard prospectively and its adoption did not have a material impact on the Company’s consolidated financial statements.

In April 2011, the FASB issued amendments to the standard issued in July 2010, related to disclosures about the credit quality of financing receivables and the allowance for credit losses to clarify the definition of troubled debt restructurings, following an announcement made in January 2011, which had deferred the effective date for its disclosure. The amendments are effective for the first interim or annual period beginning on or after June 15, 2011, and should be applied retrospectively to the beginning of the annual period of adoption. The Company adopted the amendments on July 1, 2011. The adoption of this amendment did not have a material impact on the Company’s consolidated financial statements.

In May 2011, the FASB issued a new accounting standard to expand existing disclosure requirements for fair value measurements and change the wording largely in order to eliminate differences between U.S. GAAP and International Financial Reporting Standards (“IFRS”). This standard was effective during interim and annual periods beginning after December 15, 2011 and was adopted by the Company on January 1, 2012. The adoption of this amendment did not have a material impact on the Company’s consolidated financial statements.

In June 2011, the FASB issued a new accounting standard related to the presentation of comprehensive income. This standard requires entities to report comprehensive income either in a single continuous financial statement or in two separate but consecutive financial statements and to present on the face of the financial statements reclassification adjustments for items that are reclassified from other comprehensive income to net income in the statement(s) where the components of net income and the components of other comprehensive income are presented. This standard is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011, and should be applied retrospectively. In December 2011, the FASB issued amendments to defer its effective date pertaining to certain aspects of the new accounting standard. This deferral only applies to the presentation of reclassification adjustments. The amendments were effective for fiscal years, and interim periods within those years, beginning after December 15, 2011, and should be applied retrospectively. The adoption of this standard is not expected to have a material impact on the Company’s consolidated financial statements.

In December 2011, the FASB issued a new accounting standard related to the presentation of offsetting assets and liabilities in financial statements. The purpose of this issuance is to eliminate differences between U.S. GAAP and IFRS in order to enhance the comparability of statements prepared on the basis of U.S. GAAP and IFRS. This standard requires entities to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. This standard is effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, and should be applied retrospectively for all comparative periods presented. The adoption of this standard is not expected to have a material impact on the Company’s consolidated financial statements.

Inventories	12 Months Ended
Mar. 31, 2012
Inventories

2. INVENTORIES

Inventories are comprised of the following:

(¥ in millions)
At March 31:	2012	2011
Finished products	¥119,446	¥109,043
Spare parts	25,640	23,960
Work in process	31,495	24,477
Raw materials and supplies	25,489	16,737

	¥202,070	¥174,217

Investments In And Loan Receivables From Affiliated Companies	12 Months Ended
Mar. 31, 2012
Investments In And Loan Receivables From Affiliated Companies

3. INVESTMENTS IN AND LOAN RECEIVABLES FROM AFFILIATED COMPANIES

Investments in and loan receivables from affiliated companies in which the Company has the ability to exercise significant influence over their operating and financial policies are comprised of the following:

(¥ in millions)
At March 31:	2012	2011
Loan receivables—current	¥5,919	¥—
Loan receivables—noncurrent	370	234
Investments	17,601	16,335

	¥23,890	¥16,569

The amounts of loan receivables-current are recorded in other current assets on the consolidated balance sheets. The amounts of loan receivables-noncurrent and investments are recorded in investments in and loan receivables from affiliated companies on the consolidated balance sheets.

The following table presents a summary of financial information of affiliated companies:

(¥ in millions)
At March 31:	2012	2011
Current assets	¥60,059	¥54,358
Noncurrent assets	56,293	59,853
Total assets	116,352	114,211
Current liabilities	60,623	59,068
Long-term liabilities	15,143	16,083

Net assets	¥40,586	¥39,060

(¥ in millions)
For the years ended March 31:	2012	2011	2010
Revenues	¥231,133	¥222,694	¥210,492
Cost of revenues	167,905	162,836	155,350
Net income	3,038	1,442	873

Trade notes and accounts receivable from affiliated companies at March 31, 2012 and 2011 were ¥22,742 million and ¥21,885 million, respectively.

Revenues from affiliated companies aggregated ¥64,868 million, ¥63,886 million and ¥65,246 million for the years ended March 31, 2012, 2011, and 2010, respectively.

Cash dividends received from affiliated companies were ¥71 million, ¥69 million and ¥72 million for the years ended March 31, 2012, 2011, and 2010, respectively.

Retained earnings include net undistributed earnings of affiliated companies in the amount of ¥12,070 million and ¥11,361 million at March 31, 2012 and 2011, respectively.

Other Investments	12 Months Ended
Mar. 31, 2012
Other Investments

4. OTHER INVESTMENTS

The following table presents the cost, fair value, and gross unrealized holding gains and losses for securities by major security type:

(¥ in millions)
	2012				2011
At March 31:	Cost	Fair Value	Gross Unrealized Holding Gains	Gross Unrealized Holding Losses	Cost	Fair Value	Gross Unrealized Holding Gains	Gross Unrealized Holding Losses
Other investments:
Available-for-sale:
Equity securities of financial institutions	¥23,656	¥34,339	¥10,685	¥2	¥25,525	¥34,839	¥10,403	¥1,089
Other equity securities	14,775	58,060	43,293	8	14,883	55,634	40,793	42

	¥38,431	¥92,399	¥53,978	¥10	¥40,408	¥90,473	¥51,196	¥1,131

The following table presents the gross unrealized losses on, and related fair value of, the Company’s available-for-sale securities, aggregated by the length of time that individual investment securities have been in a continuous unrealized loss position:

(¥ in millions)
	2012				2011
	Less than 12 months		12 months or longer		Less than 12 months		12 months or longer
At March 31:	Fair Value	Gross Unrealized Holding Losses	Fair Value	Gross Unrealized Holding Losses	Fair Value	Gross Unrealized Holding Losses	Fair Value	Gross Unrealized Holding Losses
Other investments:
Available-for-sale:
Equity securities of financial institutions	¥197	¥2	¥—	¥—	¥9,283	¥1,089	¥—	¥—
Other equity securities	388	8	—	—	625	42	—	—

	¥585	¥10	¥—	¥—	¥9,908	¥1,131	¥—	¥—

For the years ended March 31, 2012, 2011, and 2010, valuation losses on other investments were recognized to reflect the decline in fair value considered to be other-than-temporary totaling ¥2,570 million, ¥1,758 million, and ¥143 million, respectively.

(Merger of Aioi Insurance Co., Ltd., Nissay Dowa General Insurance Co., Ltd., and Mitsui Sumitomo Insurance Group)

On April 1, 2010, Aioi Insurance Co., Ltd., Nissay Dowa General Insurance Co., Ltd. (“Nissay”), and Mitsui Sumitomo Insurance Group merged and formed the new insurance holding company, MS&AD Insurance Group Holdings, Inc.(“MS&AD”). Upon the merger, each common share of Nissay, which was an acquired company, was converted into 0.191 share of the combined entity, MS&AD. The Company had owned common shares of Nissay which were classified as available-for-sale and recognized a gain on nonmonetary exchange of securities of ¥2,774 million upon the merger, based on the fair value of MS&AD’s common shares of ¥4,140 million less the cost basis of Nissay’s common shares of ¥1,366 million as of the date of the merger.

The Company classifies MS&AD’s common shares as available-for-sale and carries them at fair value.

The following table presents proceeds from sales of available-for-sale securities and the gross realized gains and losses on these sales:

(¥ in millions)
For the years ended March 31:	2012	2011	2010
Proceeds from sales of available-for-sale securities	¥—	¥6,188	¥3,588
Gross realized gains	—	4,843	1,821
Gross realized losses	—	—	—

Investments in non-traded and unaffiliated companies, for which there is no readily determinable fair value, were stated at cost of ¥9,306 million and ¥10,025 million at March 31, 2012 and 2011, respectively. Investments in non-marketable equity securities for which there is no readily determinable fair value were accounted for using the cost method. Each investment in non-marketable equity securities is reviewed annually for impairment or upon the occurrence of an event on change in circumstances that may have a significant adverse effect on the carrying value of the investment.

Sales Financing Receivables And Loan Receivables	12 Months Ended
Mar. 31, 2012
Sales Financing Receivables And Loan Receivables

5. SALES FINANCING RECEIVABLES AND OTHER LOAN RECEIVABLES

Sales Financing Receivables

The Company classifies sales financing receivables into the following three types:

(1)	Retail finance receivables

The Company provides retail finance to customers who purchase the Company’s farm equipment products from dealers in North America and Other Areas. Retail finance receivables are purchased under agreements between the Company and dealers in relation to the products offered to individual and corporate end-users. These receivables are recorded at the principal amount and are subsequently carried at amortized cost, less any allowance for credit losses.

(2)	Finance lease receivables

The Company also provides finance leases in Japan and Asia outside Japan. Finance lease receivables in Japan relate to the Company’s products leased to individual and corporate end-users. Finance lease receivables in Asia outside Japan relate to the Company’s farm equipment products leased to individual and corporate end-users. These receivables are recorded at the aggregate of lease payments receivable plus the estimated residual value of the leased property, less unearned income and allowance for credit losses. There are no unguaranteed residual values related to finance leases at March 31, 2012.

(3)	Long-term trade accounts receivable

Long-term trade accounts receivable is generated mainly from direct sale to individual end-users in the farm equipment market in Japan and Asia outside Japan.

Retail finance receivables and finance lease receivables are collectively reported as short-term finance receivables—net and long-term finance receivables—net on the consolidated balance sheets. Long-term trade accounts receivable in this note includes the current portion, which is included in trade accounts receivable on the consolidated balance sheets. These receivables are secured by the products being sold or financed.

Finance receivables—net are comprised of the following:

(¥ in millions)
At March 31:	2012	2011
Retail finance receivables	¥204,593	¥193,985
Less: Allowance for credit losses	(732)	(603)

Retail—net	203,861	193,382

Finance lease receivables	128,415	127,056
Less: Unearned income	(16,479)	(17,674)
Less: Allowance for credit losses	(3,365)	(2,498)

Finance leases—net	108,571	106,884

Total finance receivables—net	312,432	300,266
Less: current portion	(108,160)	(100,437)

Long-term finance receivables—net	¥204,272	¥199,829

Long-term trade accounts receivable—net is comprised of the following:

(¥ in millions)
At March 31:	2012	2011
Long-term trade accounts receivable
Current	¥26,901	¥24,500
Non-current	31,409	27,487

Total long-term trade accounts receivable	58,310	51,987
Less: Allowance for doubtful accounts	(1,027)	(1,016)

Long-term trade accounts receivable—net	¥57,283	¥50,971

The following table presents the annual maturities of retail finance receivables and long-term trade accounts receivable and future minimum lease payments on finance leases:

(¥ in millions)
Years ending March 31:	Retail finance receivables	Finance lease receivables	Long-term trade accounts receivable
2013	¥67,513	¥50,722	¥26,901
2014	59,705	34,748	12,516
2015	47,379	23,076	8,487
2016	26,750	14,260	5,517
2017	2,524	5,432	3,084
2018 and thereafter	722	177	1,805

Total	¥204,593	¥128,415	¥58,310

The Company includes finance income and expenses in revenues and cost of revenues in the consolidated statements of income.

The following table presents the amounts of finance income and expenses included in revenues and cost of revenues:

(¥ in millions)
For the years ended March 31:	2012	2011	2010
Finance income	¥18,964	¥20,128	¥21,364
Finance expenses	6,699	8,773	10,029

The Company also analyzes sales financing receivables by four regions: North America, Japan, Asia Outside Japan, and Other Area. Credit risks on these receivables are affected by economic conditions, such as consumer demand, unemployment level, and the level of government subsidies, which differ from location to location.

(Credit Quality Indicator)

The Company classifies sales financing receivables into risk categories based on relevant information about the ability of borrowers to service their debt, such as the collection status of receivables, customers’ financial health, historical credit loss experience, and economic trends. Subsequent to origination, the Company reviews the credit quality of these receivables on a quarterly basis. The Company’s credit quality ratings for these receivables are defined as follows:

Rank A	–	These receivables are performing on schedule under their terms. They are not likely to incur losses arising from customers’ inability to repay and the Company expects to collect all amounts due.

Rank B	–	These receivables require management’s attention to potential losses but are not categorized as rank C. Such receivables do not indicate that it is individually probable that losses will be incurred arising from customers’ inability to repay.

Rank C	–	The Company becomes aware of a customer’s inability to repay, such as the customer’s long-term nonperformance, bankruptcy filings, or deterioration in the customer’s results of operations or financial position. In such cases, it is probable that losses will be incurred arising from customers’ inabilitiy to repay.

The following table presents the recorded investment in sales financing receivables by type of receivables, region, and credit quality indicator based on the information available at the end of each fiscal year:

(¥ in millions)
At March 31:	Retail finance receivables		Finance lease receivables		Long-term trade accounts receivable
Credit risk profile by internally assigned rank:	North America	Other Areas	Japan	Asia Outside Japan	Japan	Asia Outside Japan
2012:
Rank A	¥194,625	¥865	¥8,565	¥100,169	¥55,041	¥82
Rank B	8,699	—	201	3,001	2,669	—
Rank C	404	—	—	—	518	—

Total	¥203,728	¥865	¥8,766	¥103,170	¥58,228	¥82

2011:
Rank A	¥183,973	¥—	¥9,485	¥98,444	¥49,058	¥—
Rank B	9,713	—	181	1,272	2,890	—
Rank C	299	—	—	—	39	—

Total	¥193,985	¥—	¥9,666	¥99,716	¥51,987	¥—

(Aging)

All sales financing receivables are considered past due when any payments including principal and interest have not been received by the contractual due date.

The following table presents an aging analysis of past due sales financing receivables by type of receivables and region:

(¥ in millions)
At March 31: Type of receivables	Region	Up to 30 days Past due	31-60 days Past due	61-90 days Past due	Greater than 90 days Past due	Total Past due	Current	Total
2012:
Retail finance Receivables	North America	¥7,586	¥622	¥93	¥802	¥9,103	¥194,625	¥203,728
Retail finance Receivables	Other Areas	—	—	—	—	—	865	865
Finance lease receivables	Japan	67	25	22	80	194	8,572	8,766
Finance lease receivables	Asia Outside Japan	499	606	519	1,377	3,001	100,169	103,170
Long-term trade accounts receivable	Japan	925	247	150	1,097	2,419	55,809	58,228
Long-term trade accounts receivable	Asia Outside Japan	—	—	—	—	—	82	82

Total		¥9,077	¥1,500	¥784	¥3,356	¥14,717	¥360,122	¥374,839

2011:
Retail finance receivables	North America	¥8,061	¥868	¥175	¥895	¥9,999	¥183,986	¥193,985
Finance lease receivables	Japan	67	14	6	94	181	9,485	9,666
Finance lease receivables	Asia Outside Japan	359	368	183	362	1,272	98,444	99,716
Long-term trade accounts receivable	Japan	834	278	145	1,515	2,772	49,215	51,987

Total		¥9,321	¥1,528	¥509	¥2,866	¥14,224	¥341,130	¥355,354

(Nonaccrual)

Retail finance receivables in North America are placed on nonaccrual status at the earlier of when the contractual principal and interest are determined to be uncollectible or when these receivables become greater than 90 days past the contractual due date. For these receivables on nonaccrual status, interest income is subsequently recognized only to the extent a cash payment is received. These receivables are restored to accrual status as of the date the principal and interest become 90 days or less past the due date. Nonaccrual retail finance receivables in North America at March 31, 2012, and 2011, amounted to ¥802 million and ¥895 million, respectively.

Retail finance receivables in Other Areas, finance lease receivables in Japan and Asia Outside Japan and long-term trade accounts receivable in Japan and Asia outside Japan are not placed on nonaccrual status, but these receivables are charged off against the allowance for doubtful accounts and credit losses when payments due are no longer expected to be received.

(Troubled Debt Restructuring and Impaired Loans)

The amounts of debts restructured or impaired loans were not material for the year ended March 31 2012, 2011, and 2010.

Loan Receivables from Affiliated Companies

The Company finances loans to affiliated companies mainly through group financing and records such loan receivables from affiliated companies at the principal on the consolidated balance sheets. The amounts of these loan receivables from affiliated companies are ¥6,289 million, and ¥234 million at March 31, 2012, and 2011, respectively, and such amounts are recorded in other current assets and investment in and loan receivables from affiliated companies on the consolidated balance sheets. These loans are financed to the affiliated companies which sell farm equipment products in Japan and both the principal and interest have been fully collected by the contractual due date. The Company reviews the credit quality of these loan receivables based on relevant information about the ability of borrowers to service their debt. Since no negative factors in the borrowers’ financial condition or collection status of receivables have been identified, these loan receivables are expected to be fully collectible by the Company. The credit risk of these loan receivables is primarily developed from the borrowers’ business environment such as market demand of farm equipment products. (See Note 3. INVESTMENTS IN AND LOAN RECEIVABLES FROM AFFLIATED COMPANIES)

Other Receivables

The amounts of other receivables and related allowance were not material for the years ended March 31, 2012, 2011, and 2010.

Allowance For Doubtful Accounts And Credit Losses	12 Months Ended
Mar. 31, 2012
Allowance For Doubtful Accounts And Credit Losses

6. ALLOWANCE FOR DOUBTFUL ACCOUNTS AND CREDIT LOSSES

An allowance for doubtful accounts and credit losses is established to cover probable losses arising from customers’ inability to repay by type of receivables and region.

The allowance for doubtful accounts and credit losses on receivables which will probably not be collected is maintained at a level that is adequate to cover probable losses based on a combination of various factors, such as the customer’s ability to repay and collateral values. The allowance for smaller-balance homogeneous receivables is collectively evaluated using reserve rates, which are calculated depending on the period past due, reflecting the collection status of these receivables, historical credit loss experience, economic trends and other factors. Historical collection trends, as well as prevailing and anticipated economic conditions, are routinely monitored by management, and any required adjustment to the allowance is reflected in current operations. Loan receivables from affiliated companies are individually evaluated based on the relevant information, such as historical credit loss experience, and economic trends and conditions.

When amounts due are determined to be uncollectible or the related collateral is repossessed, receivables and the related allowance are charged off. Repossessed assets are recorded at their estimated fair value less costs to sell and reported in other current assets on the consolidated balance sheets, which amounted to ¥149 million and ¥216 million at March 31, 2012 and 2011, respectively. Recoveries on receivables previously charged off as uncollectable are credited to the allowance for doubtful accounts and credit losses.

The following table presents the changes in allowance for doubtful accounts and credit losses:

(¥ in millions)
For the years ended March 31:	2012	2011	2010
Allowance for doubtful notes and accounts receivable:
Balance at beginning of year	¥2,806	¥2,821	¥2,512
Provision	173	300	636
Charge-offs	(225)	(77)	(46)
Other	(350)	(238)	(281)

Balance at end of year	¥2,404	¥2,806	¥2,821

Allowance for doubtful non-current receivables:
Balance at beginning of year	¥932	¥770	¥859
Provision (Reversal)	(43)	259	59
Charge-offs	(13)	(93)	(74)
Other	(1)	(4)	(74)

Balance at end of year	¥875	¥932	¥770

Allowance for credit losses on finance receivables:
Balance at beginning of year	¥3,101	¥1,706	¥1,586
Provision	2,268	2,304	855
Charge-offs	(945)	(780)	(327)
Other	(327)	(129)	(408)

Balance at end of year	¥4,097	¥3,101	¥1,706

The following table presents the changes in allowance for doubtful accounts and credit losses and the recorded investments in finance receivables and long-term trade accounts receivable:

(¥ in millions)
Allowance for doubtful accounts and credit losses For the year ended March 31, 2012:	Retail finance receivables	Finance lease receivables	Long-term trade accounts receivable	Total
Balance at beginning of year	¥603	¥2,498	¥1,016	¥4,117
Provision	621	1,647	11	2,279
Charge-offs	(473)	(472)	—	(945)
Recoveries	11	—	—	11
Other	(30)	(308)	—	(338)

Balance at end of year	¥732	¥3,365	¥1,027	5,124

Individually evaluated for impairment	404	—	502	906
Collectively evaluated for impairment	328	3,365	525	4,218

Recorded Investment at March 31, 2012:
Balance at end of year	¥204,593	¥111,936	¥58,310	¥374,839

Individually evaluated for impairment	404	—	518	922
Collectively evaluated for impairment	204,189	111,936	57,792	373,917

Allowance for doubtful accounts and credit losses For the year ended March 31, 2011:
Balance at beginning of year	¥512	¥1,194	¥402	¥2,108
Provision	727	1,577	614	2,918
Charge-offs	(567)	(213)	—	(780)
Other	(69)	(60)	—	(129)

Balance at end of year	¥603	¥2,498	¥1,016	¥4,117

Individually evaluated for impairment	299	—	19	318
Collectively evaluated for impairment	304	2,498	997	3,799

Recorded Investment at March 31, 2011:
Balance at end of year	¥193,985	¥109,382	¥51,987	¥355,354

Individually evaluated for impairment	299	—	39	338
Collectively evaluated for impairment	193,686	109,382	51,948	355,016

Long-term trade accounts receivable in the table includes the current portion, which is included in trade accounts receivable on the consolidated balance sheets. There were no recoveries of receivables previously charged off as uncollectible for the year ended March 31 2011.

There is no related allowance for loan receivables from affiliated companies for the years ended March 31, 2012, 2011 and 2010.

Business Combination	12 Months Ended
Mar. 31, 2012
Business Combination

7. BUSINESS COMBINATION

On March 13, 2012, the Company acquired 78.95% of the total outstanding shares of Kverneland ASA (hereinafter “Kverneland”), listed on the Oslo Stock Exchange, through a tender offer. The consideration, all in cash, paid for the acquired shares of Kverneland was ¥18,105 million and the acquisition-date fair value of the noncontrolling interest in Kverneland was measured at ¥4,993 million mainly based on the quoted price of share on the Oslo’s Stock Exchange.

Kverneland has well-established brands in European regions along with technological competence and a wide range of implement products. The Company expects to realize synergies including development of implements for its existing line of tractors and utilization of each other’s sales channels. The Company expects the acquisition to be an important milestone in establishing a significant presence in the agricultural machinery market for dry fields.

Acquisition-related costs of ¥524 million were included in selling, general, and administrative expenses on the consolidated statement of income for the year ended March 31, 2012.

The following table presents the provisional amounts recognized as of the acquisition date for each major class of assets acquired and liabilities assumed, and will be finalized during the year ending March 31, 2013 when the final fair values arising from the assessment of contingencies below are confirmed:

(¥ in millions)
At March 13, 2012:
Current assets	¥28,059
Investments and long-term finance receivables	637
Property, plant, and equipment	8,198
Goodwill	3,966
Intangible assets	12,584
Other assets	1,950

Total assets acquired	¥55,394

Current liabilities	22,940
Long-term liabilities	9,356

Total liabilities assumed	¥32,296

Total net assets acquired	¥23,098

Trade accounts receivable of ¥7,129 million recorded at fair value is included in current assets in the table above, and the gross contractual amount is ¥7,366 million.

Intangible assets acquired are subject to amortization and mainly consist of customer relationships of ¥6,441 million, technological know-how of ¥3,037 million, and trademarks of ¥1,391 million with weighted-average amortization periods of 13 years, six years, and ten years, respectively. Total weighted-average amortization period for the entire group of intangibles is nine years.

After the acquisition date, a contamination of the ditchwater on the site of a plant was identified. An investigation is currently taking place and so far has found that the ditchwater was contaminated with chlorine compounds, but as of yet the cause or source of the contamination has not been identified. Currently, the Company cannot reasonably estimate the amount or range of its ultimate liability, if any.

The aggregated amount of goodwill is all assigned to the Farm & Industrial Machinery segment and is not deductible for tax purposes.

Revenues or net income from Kverneland and its subsidiaries are not included in the consolidated statements of income for the year ended March 31, 2012.

The pro forma results are not disclosed as the amounts are immaterial.

Goodwill And Other Intangible Assets	12 Months Ended
Mar. 31, 2012
Goodwill And Other Intangible Assets

8. GOODWILL AND INTANGIBLE ASSETS

The following table presents the components of intangible assets subject to amortization:

(¥ in millions)
	2012			2011
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Software	¥16,292	¥(8,378)	¥7,914	¥13,760	¥(7,777)	¥5,983
Customer relationships	6,441	—	6,441	—	—	—
Technological know-how	3,051	(4)	3,047	11	(3)	8
Others	4,785	(309)	4,476	589	(265)	324

Total	¥30,569	¥(8,691)	¥21,878	¥14,360	¥(8,045)	¥6,315

Intangible assets subject to amortization acquired for the year ended March 31, 2012 was ¥17,414 million, which mainly resulted from acquisition of a business (See Note 7. BUSINESS COMBINATION) and software of ¥3,751 million. The amortization periods for the acquired software is mainly five years.

Intangible assets subject to amortization acquired for the year ended March 31, 2011 was ¥1,372 million, which mainly consists of software of ¥1,338 million. The amortization periods for the acquired software is mainly five years.

The amounts of intangible assets not subject to amortization were not material at March 31, 2012 and 2011.

The aggregate amortization expense of intangible assets subject to amortization for the years ended March 31, 2012, 2011, and 2010 are ¥2,009 million, ¥2,313 million, and ¥2109 million, respectively.

The following table presents the estimated aggregate amortization expenses for intangible assets for each of the next five years:

(¥ in millions)
Years ending March 31:
2013	¥4,382
2014	3,316
2015	2,781
2016	2,313
2017	2,114

The goodwill is allocated to the reporting unit in which the business that created the goodwill resides, and substantially all of the goodwill resides in Farm and Industrial Machinery segment. The carrying amounts of goodwill in the Farm & Industrial Machinery segment are ¥4,618 million, ¥718 million and ¥711 million at March 31, 2012, 2011, and 2010, respectively.

The changes in the carrying amount of goodwill in Farm & Industrial Machinery segment for the year ended March 31, 2012 is a result of the acquisition of a business (See Note 7. BUSINESS COMBINATION) and the effect of foreign currency exchange rate changes and for the year ended March 31, 2011 is a result of the effect of foreign currency exchange rate changes.

Accumulated impairment losses on goodwill were not recognized for the years ended March 31, 2012, March 31, 2011 or March 31, 2010, respectively.

Short-Term Borrowings And Long-Term Debt	12 Months Ended
Mar. 31, 2012
Short-Term Borrowings And Long-Term Debt

9. SHORT-TERM BORROWINGS AND LONG-TERM DEBT

Short-term borrowings are comprised of notes payable to banks of ¥63,623 million and commercial paper of ¥6,000 million at March 31, 2012. Short-term borrowings are comprised of notes payable to banks of ¥76,642 million at March 31, 2011.

Stated annual interest rates on short-term borrowings ranged primarily from 0.10% to 5.90% and from 0.47% to 6.10% at March 31, 2012 and 2011, respectively. The weighted average interest rates on such short-term borrowings at March 31, 2012 and 2011 were 0.99% and 1.45%, respectively.

Available committed lines of credit with certain banks totaled ¥20,000 million both at March 31, 2012 and 2011. The terms of committed lines of credit are one year. The Company had no outstanding borrowings as of March 31, 2012 and 2011 related to committed lines of credit.

Long-term debt is comprised of the following:

(¥ in millions)
At March 31:	Due in years ending March 31:	2012	2011
Unsecured bonds (interest rate):
Yen notes (floating rate 0.70%)	2012	¥—	¥4,000
Yen notes (floating rate 0.70%)	2013	4,000	4,000
Yen notes (floating rate 0.69%)	2013	2,000	2,000
Yen notes (floating rate 0.45%)	2013	5,000	5,000
NOK notes (floating rate 9.68%)	2013	4,597	—
SEK notes (fixed rate 9.32%)	2013	1,237	—
U.S.$ notes (floating rate 1.00%)	2013	3,896	4,050
Yen notes (fixed rate 1.54%)	2013	10,000	10,000
Yen notes (fixed rate 1.27%)	2013	10,000	10,000
Yen notes (fixed rate 1.53%)	2015	10,000	10,000
U.S.$ notes (floating rate 0.55%)	2015	3,892	—
U.S.$ notes (floating rate 0.72%)	2016	3,885	—
U.S.$ notes (floating rate 0.82%)	2016	2,719	—
Loans, principally from banks and insurance companies, maturing on various dates through 2020:
Collateralized		30,999	17,322
Unsecured		196,047	207,826
Capital lease obligations		3,340	3,118

Total		291,612	277,316
Less: current portion		(107,210)	(85,556)

		¥184,402	¥191,760

Both fixed and floating rates were included in the interest rates of the long-term loans from banks and insurance companies. The weighted average rates at March 31, 2012 and 2011 were 1.68% and 1.82%, respectively.

The following table presents the annual maturities of long-term debt at March 31, 2012:

(¥ in millions)
Years ending March 31:
2013	¥107,210
2014	58,800
2015	76,941
2016	28,828
2017	19,045
2018 and thereafter	788

Total	¥291,612

Assets pledged as collateral are comprised of the following:

(¥ in millions)
At March 31:	2012	2011
Trade accounts receivable	¥—	¥1,403
Short-term finance receivables	14,716	8,575
Other current assets *1	273	162
Long-term finance receivables	20,688	10,871
Property, plant, and equipment	1,749	6,100

Total	¥37,426	¥27,111

*1	Other current assets represent the restricted cash which is pledged as collateral in accordance with the terms of borrowing.

The above assets were pledged against the following liabilities:

(¥ in millions)
At March 31:	2012	2011
Short-term borrowings	¥669	¥4,710
Current portion of long-term debt	12,800	7,345
Long-term debt	18,199	9,977

Total	¥31,668	¥22,032

Both short-term and long-term bank loans are made under general agreements which provide that security and guarantees for future indebtedness will be given upon request of the bank, and that the bank has the right to offset cash deposits against obligations that have become due or, in the event of default, against all obligations due to the bank. Long-term agreements with lenders other than banks also generally provide that the Company must give additional security upon request of the lender.

There are restrictive covenants related to the borrowings including negative pledges, rating trigger and minimum net worth. The rating trigger states that the Company shall keep or be higher than the “BBB—”rating by Rating and Investment Information, Inc. The minimum net worth covenant states that total equity be maintained at more than ¥477.0 billion on the consolidated financial statement basis and more than ¥303.1 billion on the separate financial statement basis (the parent company’s). The Company is in compliance with these restrictive covenants at March 31, 2012.

Retirement And Pension Plans	12 Months Ended
Mar. 31, 2012
Retirement And Pension Plans

10. RETIREMENT AND PENSION PLANS

The parent company and most subsidiaries mainly in Japan have defined benefit pension plans and/or severance indemnity plans covering substantially all of their employees. In the parent company and certain subsidiaries, employees who terminate their employment have the option to receive benefits in the form of a lump-sum payment or annuity payments from defined benefit pension plans. The benefits are mainly calculated based on accumulated “points” under the point-based benefits system. The “points” consist of “service period points” which are attributed to the length of service, “job title points” which are attributed to the job title of each employee, and “performance points” which are attributed to the annual performance evaluation of each employee.

Certain subsidiaries have defined contribution pension plans covering most of their employees.

Funded Status

The following table presents the funded status and the amounts recognized in the consolidated balance sheets:

(¥ in millions)
At March 31:	2012	2011
Funded status:
Benefit obligations	¥180,868	¥165,637
Fair value of plan assets	138,986	130,437

Funded status-net	¥(41,882)	¥(35,200)

Amounts recognized in the consolidated balance sheets:
Accrued retirement and pension costs	¥(41,882)	¥(35,285)
Prepaid expenses for benefit plans, included in other assets	—	85

Amounts recognized in the consolidated balance sheets-net	¥(41,882)	¥(35,200)

The following table presents the amounts recognized in accumulated other comprehensive income (loss), before tax:

(¥ in millions)
At March 31:	2012	2011
Actuarial loss	¥(39,794)	¥(28,344)
Prior service benefit	2,820	3,628

Total recognized in accumulated other comprehensive income (loss), before tax	¥(36,974)	¥(24,716)

The following table presents the projected benefit obligations and the fair value of plan assets for the pension plans with projected benefit obligations in excess of plan assets, and the accumulated benefit obligations and the fair value of plan assets for the pension plans with accumulated benefit obligations in excess of plan assets:

(¥ in millions)
At March 31:	2012	2011
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	¥180,868	¥163,060
Fair value of plan assets	138,986	127,775

Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	¥175,419	¥161,322
Fair value of plan assets	135,314	126,380

Benefit Obligations

The following table presents the changes in benefit obligations, the balances of accumulated benefit obligations, and the weighted-average assumptions used in calculating benefit obligation:

(¥ in millions)
	2012	2011
Change in benefit obligations:
Benefit obligations at beginning of year	¥165,637	¥168,974
Service cost	6,584	6,117
Interest cost	3,589	3,315
Actuarial loss (gain)	11,979	(831)
Benefits paid (lump-sum payments)	(7,444)	(7,226)
Benefits paid (annuity payments)	(4,493)	(4,349)
Addition from acquisition	5,464	—
Foreign currency exchange rate changes	(448)	(363)

Benefit obligations at end of year	¥180,868	¥165,637

Accumulated benefit obligations at March 31	¥178,525	¥164,942

Weighted-average assumptions used in calculating benefit obligation at March 31 *1 :
Discount rate	2.2%	2.6%

*1	The rate of compensation increase is not used in the calculations of benefit obligations under the point-based benefits system.

Plan Assets

The following table presents the changes in plan assets:

(¥ in millions)
For the years ended March 31:	2012	2011
Fair value of plan assets at beginning of year	¥130,437	¥129,156
Actual return on plan assets	1,933	(2,694)
Employer contributions	13,741	13,427
Benefits paid (lump-sum payments)	(5,048)	(4,763)
Benefits paid (annuity payments)	(4,493)	(4,349)
Addition from acquisition	2,672	—
Foreign currency exchange rate changes	(256)	(340)

Fair value of plan assets at end of year	¥138,986	¥130,437

The Company’s policy and objective for plan asset management is to maximize returns on plan assets to meet future benefit payment requirements under risks which the Company considers permissible. To mitigate any potential concentration risk, careful consideration is given to balancing the portfolio among industry sectors, companies and geographies, taking into account interest rate sensitivity, dependence on economic growth, currency and other factors that affect investment returns. The Company’s target allocation is 31% equity securities, 50% debt securities, and 19% other investment vehicles, mainly consisting of cash and short-term investments and the general accounts of insurance company.

A large portion of the plan assets is managed by trust banks and investment advisors. Those fund managers are bound by the Company’s plan asset management guidelines which are established to achieve the optimized asset compositions in terms of the long-term overall plan asset management, and are measured against specific benchmarks.

To measure the performance of the plan asset management, the Company establishes bench mark return rates for each individual investment, combines these individual bench mark rates based on the asset composition ratios within each asset category, and compares the combined rates with the corresponding actual return rates on each asset category.

The following table presents the fair value of plan assets by category:

(¥ in millions)
At March 31	Level 1	Level 2	Level 3	Total
2012:
Equity securities:
Financial institutions (Japanese companies)	¥5,448	¥—	¥—	¥5,448
Other industries (Japanese companies)	4,723	—	—	4,723
Pooled funds (Japanese companies) *1	—	14,030	—	14,030
Pooled funds (foreign companies) *1	—	22,203	—	22,203
Debt securities:
Pooled funds (Japanese issuers) *2	—	50,604	—	50,604
Pooled funds (foreign issuers) *3	—	13,638	—	13,638
Cash and short-term investments	1,166	1,526	—	2,692
General accounts of insurance company	—	25,293	—	25,293
Other assets *4	—	186	169	355

Fair value of plan assets	¥11,337	¥127,480	¥169	¥138,986

2011:
Equity securities:
Financial institutions (Japanese companies)	¥5,318	¥—	¥—	¥5,318
Other industries (Japanese companies)	4,390	—	—	4,390
Pooled funds (Japanese companies) *1	—	19,054	—	19,054
Pooled funds (foreign companies) *[1]	—	22,639	—	22,639
Debt securities:
Pooled funds (Japanese issuers) *2	—	61,575	—	61,575
Pooled funds (foreign issuers) *3	—	11,766	—	11,766
Cash and short-term investments	1,084	2,168	—	3,252
General accounts of insurance company	—	1,923	—	1,923
Other assets *[4]	—	204	316	520

Fair value of plan assets	¥10,792	¥119,329	¥316	¥130,437

*1	These funds are invested in listed equity securities.
*2

These funds are invested in approximately 88% Japanese government and municipal bonds and 12% Japanese corporate bonds at March 31, 2012, and 85% Japanese government and municipal bonds and 15% Japanese corporate bonds at March 31, 2011.

*3	These funds are invested in foreign government bonds.
*[4]	This class includes the pooled funds which invest in private equity.

Plan assets are categorized by level based on the inputs used to measure the fair value of each asset.

The equity securities of financial institutions and other industries are valued at the closing price reported on the stock exchange on which the individual securities are traded. Pooled funds and the general accounts of insurance company are typically valued using the net asset value per share (“NAV”) provided by the administrator of the fund or insurance company. The NAV is based on the value of the underlying assets owned by the fund or insurance company, minus liabilities and divided by the number of shares or units outstanding. Cash and short-term investments are valued at their cost plus imputed interest. These assets were classified as Level 1 or Level 2, depending on availability of quoted market prices.

The ending balance of, and the change in, the other assets categorized as Level 3 were not material for the year ended March 31, 2012 and 2011.

Net Periodic Benefit Cost

The following table presents the components of the total net periodic benefit cost for the defined benefit pension plans and the severance indemnity plans:

(¥ in millions)
For the years ended March 31:	2012	2011	2010
Net periodic benefit cost:
Service cost	¥6,584	¥6,117	¥5,933
Interest cost	3,589	3,315	3,646
Expected return on plan assets	(2,657)	(2,585)	(2,200)
Amortization of prior service benefit	(808)	(808)	(808)
Amortization of actuarial loss	693	472	9,611

Total	¥7,401	¥6,511	¥16,182

Weighted-average assumptions used in calculating net periodic benefit cost *1 :
Expected long-term rate of return on plan assets	2.5%	2.5%	2.5%
Discount rate	2.6%	2.4%	2.5%

*1	The rate of compensation increase is not used in the calculations of net periodic benefit cost under the point-based benefits system.

The amortization of actuarial loss of ¥9,611 million for the year ended March 31, 2010 contained the immediate recognition amount of net actuarial losses in excess of 20% of the projected benefit obligation. This actuarial loss was derived from significant decline in the fair values of plan assets during the years ended March 31, 2009 and 2008 due to financial crisis.

The expected long-term rate of return on plan assets is determined after considering several applicable factors including the composition of plan assets held, assumed risks of asset management, historical results of the returns on plan assets, the Company’s principal policy for plan asset management, and forecasted market conditions.

The following table presents the amounts recognized in other comprehensive income (loss), before tax, and the reclassification adjustments for the loss (benefit) realized in net income, before tax:

(¥ in millions)
For the years ended March 31:	2012	2011	2010
Actuarial gain (loss) recognized in other comprehensive income	¥(12,529)	¥(4,602)	¥7,712
Reclassification adjustment for prior service benefit realized in net income	(808)	(808)	(808)
Reclassification adjustment for actuarial loss realized in net income	693	472	9,611

Net recognized in other comprehensive income (loss), before tax	¥(12,644)	¥(4,938)	¥16,515

The following table presents the estimated prior service benefit and actuarial loss that will be amortized from accumulated other comprehensive income into net periodic benefit cost for the year ending March 31, 2013:

(¥ in millions)
Prior service benefit	¥(808)
Actuarial loss	6,092

Expected Cash Flows

The Company estimates contributions to its defined benefit pension plans for the year ending March 31, 2013, to be approximately ¥14,300 million.

The following table presents the total expected benefit payments to the participants of the defined benefit pension plans and the severance indemnity plans:

(¥ in millions)
Years ending March 31:
2013	¥12,341
2014	11,921
2015	11,734
2016	11,462
2017	11,725
2018-2022	47,748

Revenue Recognition For Long-Term Contracts	12 Months Ended
Mar. 31, 2012
Revenue Recognition For Long-Term Contracts

11. REVENUE RECOGNITION FOR LONG-TERM CONTRACTS

Long-term contracts accepted by the Company consist mainly of construction works with the Japanese national government and local governments, such as construction of environmental control plants and facilities for water supply. These contracts are generally completed within two to three years.

The contracts, which are fully executed before the commencement of construction projects, include the terms of the contract price, expected completion date and critical milestone dates, and acceptance inspections (e.g., performance tests and external appearance inspections). The contracts are legally enforceable and the parties are expected to perform their obligations under the contracts. The Company is able to develop reasonably dependable estimates of the total contract cost based on the construction order, that includes details on every single component unit, labor hour costs, and all overhead. Further, the Company believes that it is able to develop reasonably dependable estimates of the extent of progress towards completion of individual contracts and, therefore, the long-term contracts are accounted for using the percentage of completion method. Concerning the method of measuring the extent of progress toward completion, the Company uses the cost-to-cost method in measuring the extent of progress toward completion. In most cases, the Company’s contracts with customers include the delivery and installation of component units.

In the situation where an option or an addition which has separate content from an existing contract has occurred, it is treated as a separate contract. Otherwise, it is combined with the original contract. Additional contract revenue arising from any claims for customer-caused overruns or delays is recognized when the contract modification is approved by the customer. Any revisions in revenue, cost, and profit estimates or in measurements of the extent of progress toward completion are accounted for in the consolidated statements of income in the fiscal year in which those revisions are determined. A disclosure is made of the effect of such revisions in the financial statements, if significant.

The following table details the notes receivable and accounts receivable related to the long-term contracts accounted for under the percentage of completion method, by maturities:

(¥ in millions)
	2012			2011
At March 31:	Less than 1 year	1-2 years	Over 2 years	Less than 1 year	1-2 years	Over 2 years
Notes receivable	¥633	¥—	¥—	¥241	¥—	¥—
Accounts receivable	11,407	1,856	2	12,553	789	—

	¥12,040	¥1,856	¥2	¥12,794	¥789	¥—

A large portion of such receivables have already been billed to customers. The total aggregated amounts which had not been billed or were not billable were not material at March 31, 2012 and 2011. The total aggregated amounts subject to uncertainty were not material.

With respect to the inventories related to the long-term contracts, the aggregated amounts of manufacturing or production costs which exceed the aggregated estimate costs of all in-process, the total aggregated amounts subject to uncertainty, and advances received offset with inventories were not material at March 31, 2012 and 2011.

Income Taxes	12 Months Ended
Mar. 31, 2012
Income Taxes

12. INCOME TAXES

Income before income taxes and equity in net income of affiliated companies and income taxes are comprised of the following:

(¥ in millions)
For the years ended March 31:	2012	2011	2010
Income before income taxes and equity in net income of affiliated companies:
Domestic	¥63,429	¥54,306	¥42,208
Foreign	37,509	36,994	31,275

Total	¥100,938	¥91,300	¥73,483

Income taxes:
Current—
Domestic	¥23,932	¥12,312	¥16,462
Foreign	11,662	14,825	12,078

	35,594	27,137	28,540

Deferred—
Domestic	1,278	6,142	(2,090)
Foreign	(324)	(2,595)	(473)

	954	3,547	(2,563)

Total	¥36,548	¥30,684	¥25,977

A reconciliation of the differences between the Japanese statutory tax rate and the effective tax rate is as follows:

For the years ended March 31:	2012	2011	2010
Normal Japanese statutory tax rates applied to income before income taxes and equity in net income of affiliated companies	40.6%	40.6%	40.6%
Increase (decrease) in taxes resulting from:
Decrease in valuation allowance	(0.5)	(0.6)	(0.2)
Permanently nondeductible expenses	0.3	0.3	0.4
Nontaxable dividend income	(0.5)	(0.5)	(0.4)
Extra tax deduction on expenses for research and development	(2.4)	(2.3)	(2.8)
Difference in statutory tax rates of foreign subsidiraries	(0.9)	(2.0)	(1.7)
Other—net	(0.4)	(1.9)	(0.5)

Effective income tax rates applied to income before income taxes and equity in net income of affiliated companies	36.2%	33.6%	35.4%

Deferred tax assets and liabilities are included in the consolidated balance sheets as follows:

(¥ in millions)
At March 31:	2012	2011
Other current assets	¥31,853	¥28,884
Other assets	7,179	5,814
Other current liabilities	(293)	(1)
Other long-term liabilities	(7,228)	(2,648)

Net deferred tax assets	¥31,511	¥32,049

The significant components of deferred tax assets and liabilities are as follows:

(¥ in millions)
At March 31:	2012	2011
Deferred tax assets:
Allowance for doubtful accounts and credit losses	¥1,160	¥1,465
Intercompany profits	8,428	7,786
Adjustment of investment securities	7,571	8,273
Write-downs of inventories and fixed assets	1,820	1,708
Accrued bonus	5,745	6,000
Retirement and pension costs	16,684	17,197
Tax loss and credit carryforwards	6,599	3,287
Other temporary differences	25,422	21,661

Gross deferred tax assets	73,429	67,377
Less: valuation allowance	(3,900)	(986)

Net deferred tax assets	¥69,529	¥66,391

Deferred tax liabilities:
Adjustment of investment securities	¥20,646	¥22,605
Unremitted earnings of foreign subsidiaries and affiliates	8,755	8,237
Other temporary differences	8,617	3,500

Gross deferred tax liabilities	¥38,018	¥34,342

Due to the revision of the tax law during the year ended March 31, 2012, the normal tax rate used in the calculation of deferred tax assets and deferred tax liabilities was decreased from 40.6% to 38.0% for deferred tax assets and liabilities to be realized or settled from April 1, 2012 to March 31, 2015, and to 35.6% for those to be realized or settled after April 1, 2015. The revision resulted in a decrease of net deferred tax assets and an increase of income taxes-deferred by ¥386 million.

Deferral of income taxes relating to intercompany profits of ¥8,428 million and ¥7,786 million at March 31, 2012 and 2011 included in the above table is accounted for in accordance with ASC 810, “Consolidation.” The movement of ¥642 million, ¥303 million and ¥1,362 million for the years ended March 31, 2012, 2011, and 2010 in such deferral of income taxes are presented as “Income taxes – Deferred” in the consolidated statements of income. The total amounts of deferred tax assets recorded in accordance with ASC 740, “Income Taxes” were ¥61,101 million and ¥58,605 million at March 31, 2012 and 2011, respectively.

Provisions have been recorded for unremitted earnings of all foreign subsidiaries and affiliates where earnings are not deemed to be permanently reinvested. Substantially all of the undistributed earnings of domestic subsidiaries and affiliates would not, under present Japanese tax law, be subject to tax through tax-free distributions.

The following table presents the reconciliation of the beginning and ending balances of the valuation allowance:

(¥ in millions)
For the years ended March 31:	2012	2011	2010
Balance at beginning of year	¥986	¥1,509	¥1,631
Addition	753	447	391
Deduction	(905)	(970)	(513)
Addition from acquisition	3,066	—	—

Balance at end of year	¥3,900	¥986	¥1,509

Based upon the level of historical taxable income and projections for future taxable income over the periods which the net deductible temporary differences are expected to reverse and/or the tax losses and credits are carried forward, management believes it is more likely than not that the Company will realize the benefits of these deferred tax assets, net of the existing valuation allowances at March 31, 2012.

At March 31, 2012, the tax loss carryforwards which are available to offset future taxable income in the aggregate amounted to ¥ 20,560 million, ¥9,290 million of which will expire in the period from 2013 through 2021, while ¥11,270 million of which has no limitation.

The following table presents the reconciliation of unrecognized tax benefits:

(¥ in millions)
For the years ended March 31:	2012	2011	2010
Balance at beginning of year	¥223	¥200	¥6,759
Gross increase for tax positions taken in prior years	1,639	87	26
Gross decrease for tax positions taken in prior years	—	(9)	(2,029)
Settlements	(118)	(8)	(4,534)
Lapse of statute of limitations	—	(19)	(27)
Other	(7)	(28)	5

Balance at end of year	¥1,737	¥223	¥200

The total amount of unrecognized tax benefits that would affect the effective tax rate, if recognized, is not material at March 31, 2012, 2011, and 2010.

Based on the information available as of March 31, 2012, it is reasonably possible that the majority of unrecognized tax benefits will decrease in the next 12 months; however the Company expects that change is not material.

The Company recognizes interest and penalties accrued related to unrecognized tax benefits in income taxes in the consolidated statements of income. Both interest and penalties accrued at March 31, 2012, and 2011, and interest and penalties included in income taxes for the years ended March 31, 2012, 2011, and 2010, were not material.

During the year ended March 31, 2008, the U.S. Internal Revenue Service (“IRS”) and the National Taxation Agency in Japan (“NTA”) reached an agreement on a bilateral Advance Pricing Agreement (“APA”), for which the Company had submitted requests with respect to certain intercompany transactions between related parties in the U.S. and Japan. The Company accrued an estimated additional tax payment to the NTA of ¥6,500 million in other long-term liabilities at March 31, 2009 and recognized an estimated tax refund from the IRS of ¥4,647 million in other assets at March 31, 2009.

The Company accrued a tax payment to the NTA of ¥4,534 million in income taxes payable and recognized a tax refund from the IRS of ¥2,807 million in other current assets at March 31, 2010 by settling the related unrecognized tax benefits due to the expiration of the period covered by the APA. This difference between estimates and actual results is included in Gross decrease for tax positions taken in prior year in the above table.

The Company files income tax returns in Japan, the U.S., and various foreign tax jurisdictions, and their open tax years vary across countries. At March 31, 2012, the Company is no longer subject, with limited exception, to regular income tax examinations by the tax authorities for the years on or before March 31, 2010 in Japan, and for the years on or before December 31, 2007 in the U.S. While the tax authority could conduct a transfer pricing examination for the years on and after April 1, 2006, the intercompany transactions between related parties in the U.S. and Japan for the years on or before March 31, 2010 are less likely to be subject to a tax examination since the Advance Pricing Agreement between the U.S. and Japan has been agreed. Also, the Advance Pricing Agreement between the U.S. and Japan for March 31, 2012 and 2011 is under a renewal process.

Shareholders' Equity	12 Months Ended
Mar. 31, 2012
Shareholders' Equity

13. SHAREHOLDERS’ EQUITY

Dividends

The Corporate Law of Japan (the “Corporate Law”) permits companies to pay dividends at any time during the fiscal year in addition to the year-end dividend upon resolution of the shareholders meeting. Semiannual interim dividends may also be paid once a year upon resolution of the Board of Directors if the articles of incorporation of the companies so stipulate. For companies that meet certain criteria such as (1) having the Board of Directors, (2) having independent auditors, (3) having the Board of Corporate Auditors, (4) the term of service of the directors is one year rather than two years of normal term, and (5) prescribing that the Board of Directors may declare dividends in its articles of incorporation, the Board of Directors may declare dividends (except for dividends in kind). The Company meets all the above criteria.

The Corporate Law also provides certain limitations on the amounts available for dividends. Under the Corporate Law, the amount available for dividends is based on other retained earnings, less treasury stock, as recorded on the books of the parent company. At March 31, 2012, other retained earnings, less treasury stock, recorded on the parent company’s books of account were ¥ 225,295 million.

Purchase of Treasury Stock

The Corporate Law also provides for companies to purchase treasury stock. Companies may purchase its treasury stock through market transactions by resolution of the Board of Directors if companies have prescribed so in its articles of incorporation. The Company meets this condition. The same limitations as dividends exist in the amount available for this purchase of treasury stock.

Increases/Decreases and Transfer of Common Stock, Reserve, and Surplus

The Corporate Law requires that an amount equal to 10% of dividends must be appropriated as additional paid-in capital or as a legal reserve depending on the equity account charged upon the payment of such dividends until the total of additional paid-in capital and legal reserve equals 25% of the common stock. Under the Corporate Law, the total amount of additional paid-in capital and legal reserve may be reversed without limitation of such threshold. The Corporate Law also provides that common stock, capital surplus, legal reserve, and other retained earnings can be transferred among the accounts under certain conditions upon resolution of the shareholders meeting.

Accumulated Other Comprehensive Income (Loss)

The following table presents the components of accumulated other comprehensive loss, net of taxes:

(¥ in millions)
At March 31:	2012	2011
Foreign currency translation adjustments	¥(76,476)	¥(65,689)
Unrealized gains on securities	19,112	15,922
Unrealized losses on derivatives	(256)	(787)
Pension liability adjustments	(22,922)	(14,827)

Total accumulated other comprehensive loss	¥(80,542)	¥(65,381)

Effects of Changes in Ownership Interests in Subsidiaries

The following table presents the effects of changes in Kubota Corporation’s ownership interests in its subsidiaries on Kubota Corporation shareholders’ equity:

(¥ in millions)
For the years ended March 31:	2012	2011	2010
Net income attributable to Kubota Corporation	¥61,552	¥54,822	¥42,326

Transfers from (to) the noncontrolling interests:
Increase in capital surplus for purchases of noncontrolling interests	319	425	125
Decrease in capital surplus for purchases of noncontrolling interests	(724)	(726)	(3,828)
Increase in capital surplus for changes in ownership interests in subsidiaries from other transactions	124	199	—
Decrease in capital surplus for changes in ownership interests in subsidiaries from other transactions	(25)	—	(206)

Net transfers to the noncontrolling interests	(306)	(102)	(3,909)

Change from net income attributable to Kubota Corporation and transfer to noncontrolling interests	¥61,246	¥54,720	¥38,417

Other Comprehensive Income (Loss)	12 Months Ended
Mar. 31, 2012
Other Comprehensive Income (Loss)

14. OTHER COMPREHENSIVE INCOME (LOSS)

The following table presents the components of other comprehensive income (loss), including reclassification adjustments and tax effects:

(¥ in millions)
	2012			2011			2010
For the years ended March 31:	Before-tax Amount	Tax Benefit (Expense)	Net-of-tax Amount	Before-tax Amount	Tax Benefit (Expense)	Net-of-tax Amount	Before-tax Amount	Tax Benefit (Expense)	Net-of-tax Amount
Foreign currency translation adjustments:
Foreign currency translation adjustments arising during period	¥(13,386)	¥27	¥(13,359)	¥(26,930)	¥548	¥(26,382)	¥8,248	¥2	¥8,250
Reclassification adjustment for losses (gains) realized in net income	—	—	—	—	—	—	—	—	—

	(13,386)	27	(13,359)	(26,930)	548	(26,382)	8,248	2	8,250

Unrealized gains (losses) on securities:
Unrealized gains (losses) on securities arising during period	1,886	18	1,904	(5,536)	2,245	(3,291)	21,476	(8,718)	12,758
Reclassification adjustment for losses (gains) realized in net income	2,043	(727)	1,316	(3,087)	1,253	(1,834)	(1,678)	681	(997)

	3,929	(709)	3,220	(8,623)	3,498	(5,125)	19,798	(8,037)	11,761

Unrealized gains (losses) on derivatives:
Unrealized gains (losses) onderivatives arising during period	101	(39)	62	(662)	228	(434)	(1,310)	472	(838)
Reclassification adjustments for losses realized in net income (gains) realized in net income	771	(295)	476	1,888	(650)	1,238	2,179	(785)	1,394

	872	(334)	538	1,226	(422)	804	869	(313)	556

Pension liability adjustments:
Pension liability adjustments arising during period	(12,529)	4,242	(8,287)	(4,602)	1,722	(2,880)	7,712	(3,133)	4,579
Reclassification adjustment for losses (gains) realized in net income	(115)	41	(74)	(336)	136	(200)	8,803	(3,574)	5,229

	(12,644)	4,283	(8,361)	(4,938)	1,858	(3,080)	16,515	(6,707)	9,808

Other comprehensive income (loss)	¥(21,229)	¥3,267	¥(17,962)	¥(39,265)	¥5,482	¥(33,783)	¥45,430	¥(15,055)	¥30,375

The following table presents the components of other comprehensive income (loss) attributable to Kubota Corporation and noncontrolling interests:

(¥ in millions)
	2012			2011			2010
For the years ended March 31:	Kubota Corporation	Non-controlling Interests	Total	Kubota Corporation	Non-controlling Interests	Total	Kubota Corporation	Non-controlling Interests	Total
Foreign currency translation adjustments	¥(10,743)	¥(2,616)	¥(13,359)	¥(23,294)	¥(3,088)	¥(26,382)	¥6,408	¥1,842	¥8,250
Unrealized gains (losses) on securities	3,190	30	3,220	(5,128)	3	(5,125)	11,728	33	11,761
Unrealized gains (losses) on derivatives	531	7	538	805	(1)	804	570	(14)	556
Pension liability adjustments	(8,095)	(266)	(8,361)	(3,093)	13	(3,080)	9,723	85	9,808

Other comprehensive income (loss)	¥(15,117)	¥(2,845)	¥(17,962)	¥(30,710)	¥(3,073)	¥(33,783)	¥28,429	¥1,946	¥30,375

Derivative Financial Instruments	12 Months Ended
Mar. 31, 2012
Derivative Financial Instruments

15. DERIVATIVE FINANCIAL INSTRUMENTS

Risk Management Policy

The Company is subject to market rate risks due to fluctuation of foreign currency exchange rates and interest rates. The Company manages these risks by using derivative financial instruments in accordance with established policies and procedures. The Company does not use derivative financial instruments for trading purposes. The credit risks associated with these instruments are not considered to be significant since the counterparties are financial institutions with high creditworthiness and the Company does not anticipate any such losses.

Foreign Currency Exchange Risks

The Company’s foreign currency exposure relates primarily to its foreign currency denominated assets in its international operations. The Company entered into foreign exchange forward contracts, foreign currency option contracts (collectively “foreign exchange contracts”), cross-currency swap contracts, and cross-currency interest rate swap contracts which are designated to mitigate its exposure to foreign currency exchange risks.

Interest Rate Risks

The Company is exposed to interest rate risks mainly inherent in its debt obligations with both fixed and variable rates. Debt obligations that are sensitive to interest rate changes are disclosed in Note 9. In order to hedge these risks, the Company uses interest rate swap contracts and cross-currency interest rate swap contracts to change the characteristics of its fixed and variable rate exposures.

Cash Flow Hedges

The accounting treatments of changes in the fair value of foreign exchange contracts, interest rate swap contracts and cross-currency interest rate swap contracts depend on whether derivatives are designated as cash flow hedges. The effective portion of changes in the fair value of derivatives designated and qualifying as cash flow hedges are reported in accumulated other comprehensive income. As for foreign exchange contracts related to forecasted intercompany transactions, the amounts are subsequently reclassified into earnings when unrelated third party transactions occur. In the case of interest rate swaps contracts, the amounts are reclassified into earnings when the related interest expense is recognized. In the case of cross-currency interest rate swaps contracts, the amounts are reclassified into earnings through interest expense and foreign exchange gain (loss) when the related earning is recognized. The unrecognized net loss (net of tax) of approximately ¥197 million on derivatives included in accumulated other comprehensive income (loss) at March 31, 2012 will be reclassified into earnings within the next 12 months. The ineffective portion of changes in the fair value of derivatives is immediately recorded in earnings.

Derivatives Not Designated as Hedging Instruments

The Company uses derivatives not designated as cash flow hedges in certain relationships, such as a part of foreign exchange contracts, cross-currency swap contracts, interest rate swap contracts, and cross-currency interest rate swap contracts, for economic purposes. Changes in the fair value of derivatives not designated are reported in earnings immediately.

Fair Values of Derivative Instruments

(¥ in millions)
	Other current assets		Other assets — Other		Other current liabilities		Other Long-term liabilities
At March 31:	2012	2011	2012	2011	2012	2011	2012	2011
Derivatives designated as hedging instruments:
Foreign exchange contracts	¥—	¥3	¥—	¥—	¥—	¥—	¥—	¥—
Interest rate swap contracts	—	—	—	—	299	908	84	332
Cross-currency interest rate swap contracts	90	—	—	—	—	288	—	72

Total derivatives designated as hedging instruments	¥90	¥3	¥—	¥—	¥299	¥1,196	¥84	¥404

Derivatives not designated as hedging instruments:
Foreign exchange contracts	¥342	¥—	¥—	¥—	¥2,155	¥982	¥6	¥—
Cross-currency swap contracts	131	—	66	—	43	—	20	—
Interest rate swap contracts	—	—	—	—	27	110	—	15
Cross-currency interest rate swap contracts	1,809	—	1,112	—	777	1,158	298	1,021

Total derivatives not designated as hedging instruments	¥2,282	¥—	¥1,178	¥—	¥3,002	¥2,250	¥324	¥1,036

Total	¥2,372	¥3	¥1,178	¥—	¥3,301	¥3,446	¥408	¥1,440

Income Effect of Derivative Instruments

(¥ in millions)
	Gain (Loss) Recognized in Other Comprehensive Income and Realized in Net Income, before tax
Derivative instruments in cash flow hedges	Effective Portion Recognized in OCI	Consolidated Statements of Income Line Item	Effective Portion Reclassified from Accumulated OCI to Net Income
For the year ended March 31, 2012:
Foreign exchange contracts	¥—	Revenues	¥3
Interest rate swap contracts	(175)	Interest expense	(963)
Cross-currency interest rate swap contracts	276	Interest expense	(175)
		Foreign exchange gain (loss)-net	364

Total	¥101		¥(771)

For the year ended March 31, 2011:
Foreign exchange contracts	¥2	Revenues	¥13
Interest rate swap contracts	(943)	Interest expense	(2,193)
Cross-currency interest rate swap contracts	279	Interest expense	(142)
		Foreign exchange gain (loss)-net	434

Total	¥(662)		¥(1,888)

For the year ended March 31, 2010:
Foreign exchange contracts	¥356	Revenues	¥203
Interest rate swap contracts	(1,495)	Interest expense	(2,304)
Cross-currency interest rate swap contracts	(171)	Interest expense	(78)

Total	¥(1,310)		¥(2,179)

(¥ in millions)
	Gain (Loss) Recognized in Net Income, before tax
Derivative instruments not designated as hedging instruments	Consolidated Statements of Income Line Item	Gain (Loss) Recognized in Net Income
For the year ended March 31, 2012:
Foreign exchange contracts	Foreign exchange gain (loss)—net	¥(373)
Cross-currency swap contracts	Foreign exchange gain (loss)—net	55
Interest rate swap contracts	Other—net	(104)
Cross-currency interest rate swap contracts	Other—net	2,644

Total		¥2,222

For the year ended March 31, 2011:
Foreign exchange contracts	Foreign exchange gain (loss)—net	¥2,659
Interest rate swap contracts	Other—net	32
Cross-currency interest rate swap contracts	Other—net	344

Total		¥3,035

For the year ended March 31, 2010:
Foreign exchange contracts	Foreign exchange gain (loss)—net	¥1,346
Interest rate swap contracts	Other—net	(175)
Cross-currency interest rate swap contracts	Other—net	(2,525)

Total		¥(1,354)

The amount of gain or loss related to the hedging ineffectiveness was not material for the year ended March 31, 2012, 2011 and 2010.

Fair Value Of Financial Instruments And Concentration Of Credit Risk	12 Months Ended
Mar. 31, 2012
Fair Value Of Financial Instruments And Concentration Of Credit Risk

16. FAIR VALUE OF FINANCIAL INSTRUMENTS AND CONCENTRATION OF CREDIT RISK

Fair Value of Financial Instruments

The following table summarizes the carrying value and fair value of financial instruments:

(¥ in millions)
	Carrying Value	Fair Value
At March 31:		Level 1	Level 2	Level 3	Total
2012:
Financial assets:
Finance receivables—net	¥203,861	¥—	¥205,638	¥—	¥205,638
Long-term trade accounts receivable	57,283	—	60,583	—	60,583
Financial liabilities:
Long-term debt	(288,272)	—	(288,038)	—	(288,038)
2011:
Financial assets:
Finance receivables—net	¥193,382	¥—	¥193,749	¥—	¥193,749
Long-term trade accounts receivable	50,971	—	53,725	—	53,725
Financial liabilities:
Long-term debt	(274,198)	—	(274,507)	—	(274,507)

The fair value of finance receivables, long-term trade accounts receivable, and long-term debt is based on discounted cash flows using the current market rate. The carrying value of finance receivables—net in the table excludes finance leases. Long-term trade accounts receivable in the table includes the current portion, which is included in trade accounts receivable on the consolidated balance sheets. The carrying value of long-term debt in the table excludes capital lease obligations but includes the current portion, which is included in current portion of long-term debt on the consolidated balance sheets.

The carrying value of cash and cash equivalents, notes and accounts receivable and payable (excluding the current portion of long-term trade accounts receivable), short-term borrowings, and other current financial assets and liabilities approximate the fair value because of the short maturity of those instruments. The fair value measurements of these assets and liabilities are categorized into Level 2, except for cash which is categorized into Level 1. The carrying value and fair value of other investments and derivatives are disclosed in Note 17.

Concentration of Credit Risks

A large portion of trade accounts receivable and retail finance receivables are from dealers or customers in the farm equipment market in North America. Trade accounts receivable and retail finance receivables arise from the sales of the Company’s products to a large number of dealers and to retail customers, respectively. The Company considers that credit risks on these receivables are limited since no single dealer or customer represents a significant concentration of credit risks.

Fair Value Measurements	12 Months Ended
Mar. 31, 2012
Fair Value Measurements

17. FAIR VALUE MEASUREMENTS

Assets and liabilities that are measured at fair value on a recurring basis

The following table presents the Company’s financial assets and financial liabilities that are measured at fair value on a recurring basis:

(¥ in millions)
At March 31:	Level 1	Level 2	Level 3	Total
2012:
Assets:
Available-for-sale securities:
Equity securities of financial institutions	¥34,339	¥—	¥—	¥34,339
Other equity securities	58,060	—	—	58,060
Derivatives:
Foreign exchange contracts	—	342	—	342
Cross-currency swap contracts	—	197	—	197
Cross-currency interest rate swap contracts	—	3,011	—	3,011

Total assets	¥92,399	¥3,550	¥—	¥95,949

Liabilities:
Derivatives:
Foreign exchange contracts	¥—	¥2,161	¥—	¥2,161
Cross-currency swap contracts	—	63	—	63
Interest rate swap contracts	—	410	—	410
Cross-currency interest rate swap contracts	—	1,075	—	1,075

Total liabilities	¥—	¥3,709	¥—	¥3,709

2011:
Assets:
Available-for-sale securities:
Equity securities of financial institutions	¥34,839	¥—	¥—	¥34,839
Other equity securities	55,634	—	—	55,634
Derivatives:
Foreign exchange contracts	—	3	—	3

Total assets	¥90,473	¥3	¥—	¥90,476

Liabilities:
Derivatives:
Foreign exchange contracts	¥—	¥982	¥—	¥982
Interest rate swap contracts	—	1,365	—	1,365
Cross-currency interest rate swap contracts	—	2,539	—	2,539

Total liabilities	¥—	¥4,886	¥—	¥4,886

Available-for-sale securities are valued using a quoted price for identical instruments in active markets. Derivatives are valued using observable market inputs from major international financial institutions. The reconciliation to the line items presented in the consolidated balance sheets of available-for-sale securities and derivatives are disclosed in Note 4 and Note 15, respectively.

Assets and liabilities that are measured at fair value on a nonrecurring basis

The Company measured a part of long-lived assets at the fair value of ¥ 3,937 million due to the recognition of impairment at March 31, 2012. The fair value is determined using the market approach based on the observable quoted price for similar assets in markets that are not active. The fair value measurement is categorized into Level 2. This long-lived asset is included in land in the consolidated balance sheets.

Supplemental Expense Information	12 Months Ended
Mar. 31, 2012
Supplemental Expense Information

18. SUPPLEMENTAL EXPENSE INFORMATION

The following table presents the amounts of research and development expenses, advertising costs, shipping and handling costs, and depreciation and amortization included in cost of revenues and selling, general, and administrative expenses:

(¥ in millions)
For the years ended March 31:	2012	2011	2010
Research and development expenses	¥27,856	¥25,042	¥25,241
Advertising costs	6,979	7,178	7,658
Shipping and handling costs	40,033	37,836	36,497
Depreciation and amortization	23,861	26,517	28,903

Other operating income for the year ended March 31, 2012 included a gain from disposal of fixed assets of ¥6,693 million, a loss from impairment of long-lived assets of ¥1,531, a loss resulting from the 2011 Thailand Flood of ¥3,852 million and a gain from related insurance proceeds of ¥3,144 million.

The 2011 Thailand Flood submerged one of the consolidated subsidiary’s plants in Thailand, damaged its inventories and fixed assets and brought the plant to a temporary shutdown. The main components of the disaster related losses were a loss from a disposal of inventories and fixed assets and fixed costs incurred during the shutdown.

Other operating expenses for the year ended March 31, 2011 included a loss resulting from the Great East Japan Earthquake of ¥2,544 million and a loss from a disposal of fixed assets of ¥844 million.

The recorded expenses for the disaster related losses from the Great East Japan Earthquake, which occurred on March 11, 2011 were estimated based on information available to the Company as of the reporting date of financial statements.

The Great East Japan Earthquake struck the east part of Japan and negatively impacted the operations. The parent company and some of its domestic subsidiaries sustained damage to property and equipment, which brought certain plants to a temporary shutdown. The main components of the disaster related losses were provision for credit losses, fixed costs during the shutdown, repair costs for damaged property and equipment and a special donation to the Japan Red Cross.

The repair costs, which were expected to be incurred in the subsequent periods, were not recorded as expenses.

Commitments And Contingencies	12 Months Ended
Mar. 31, 2012
Commitments And Contingencies

19. COMMITMENTS AND CONTINGENCIES

Commitments

The Company leases certain office space and equipment and employee housing under cancelable and noncancelable lease agreements. Leased assets under capital leases are comprised of the following:

(¥ in millions)
At March 31:	2012	2011
Land	¥63	¥—
Machinery and equipment	5,971	7,616
Accumulated depreciation	(3,640)	(5,839)
Software	180	237

Total	¥2,574	¥2,014

Amortization expenses under capital leases for the years ended March 31, 2012, 2011, and 2010 were ¥789 million, ¥2,269 million and ¥4,550 million, respectively.

The following table presents the annual maturities of future minimum lease commitments under capital and non-cancelable operating leases at March 31, 2012:

(¥ in millions)
Years ending March 31:	Capital Leases	Operating Leases
2013	¥1,285	¥1,593
2014	736	1,297
2015	627	858
2016	474	587
2017	369	428
2018 and thereafter	388	461

Total minimum lease payments	3,879	¥5,224

Less: amounts representing interest	(539)

Present value of net minimum capital lease payments	¥3,340

Capital lease obligations are included in the current portion of long-term debt and long-term debt in the consolidated balance sheets. Rental expenses under operating leases for the years ended March 31, 2012, 2011, and 2010 were ¥4,462 million, ¥4,373 million, and ¥4,942 million, respectively.

Commitments for capital expenditures outstanding at March 31, 2012 amounted to ¥2,861 million.

Guarantees

The Company is contingently liable as guarantor of the indebtedness of distributors including affiliated companies, and customers for their borrowings from financial institutions. The Company would have to perform under these guarantees in the event of default on a payment within the guarantee periods of one year to 10 years. The maximum potential amount of undiscounted future payments of these financial guarantees at March 31, 2012 was ¥10,987 million. The fair value of these financial guarantees is not material and the probability of incurrence of a loss is remote.

The Company issues contractual product warranties under which it generally guarantees the performance of products delivered and services rendered for a specified period or term. The Company determines its reserve for product warranties based on an analysis of the historical data of costs to perform under product warranties.

The following table presents the reconciliation of the beginning and ending balances of accrued product warranty cost:

(¥ in millions)
For the years ended March 31:	2012	2011
Balance at beginning of year	¥5,598	¥6,707
Addition	3,638	3,750
Utilization	(3,788)	(4,305)
Other	428	(554)
Balance at end of year	¥5,876	¥5,598

Accrued product warranty cost is included in other current liabilities in the consolidated balance sheets.

Legal Proceedings

The Company is subject to various legal actions arising in the ordinary course of business. The following is a summary of the significant legal proceedings.

(Anti-Trust)

In December 1999, the Company received a surcharge order from the Fair Trade Commission of Japan for a violation of the Anti-Monopoly Law relating to participation in fixing the shares of ductile iron straight pipe orders in Japan. In June 2009, the Company received, as a result of the hearing procedure, the ultimate decision of the commission which ordered the Company to pay the surcharge of ¥7,072 million, and the Company paid the surcharge during the year ended March 31, 2010. Consequently, the Company filed a revocation suit to the Tokyo High Court considering the ultimate decision unacceptable in July 2009, but it was dismissed on October 28, 2011. Subsequently, the Company then appealed the case to the Supreme Court as it was not satisfied with the decision.

The Company recorded the surcharge for the year ended March 31, 2009 based on the preliminary decision of the commission.

(Asbestos-Related Lawsuits)

Since May 2007, the Company has been subject to 14 asbestos-related lawsuits in Japan, which were filed against the Company or defendant parties consisting of the Japanese Government and asbestos-related companies including the Company. The claims for compensation totaling ¥17,566 million consisted mostly of 11 lawsuits, which concerned a total of 453 construction workers who suffered from asbestos-related diseases, and were filed against the Japanese Government and 44 asbestos-related companies including the Company. The Company does not have any cost-sharing arrangements with other potentially responsible parties for these 14 lawsuits. The Company discloses the aggregate claimed amount of the above ¥17,566 million as the maximum within the reasonably possible range of loss because the expected loss will be between zero and the aggregate claimed amount. Though the Company is currently unable to develop an amount that appears at this time to be a better estimate than any other amount within the range, the Company has continued its efforts to develop the amount or narrow the range of loss by quantifying the effects of key assumptions such as the probability of losing lawsuits, the total amount of ultimate compensation when lost, and the allocation rate among defendants, which includes both the government and other asbestos-related companies. In quantifying the key assumptions, the Company reviews the status of each lawsuit and assesses its potential financial exposure on a regular basis. Each quarter, representatives from the accounting and legal departments meet to discuss and assess outstanding claims. The legal department consults outside legal counsel about the progress and potential ultimate outcome of the cases. Among the major 11 lawsuits, one district court ruled in favor of Japanese Government and 44 asbestos-related companies including the Company, but the plaintiff appealed the court ruling right after the judgment. Since the above cases will be also continued until the ultimate outcome will be made, the Company believes that the current progress of them have not provided any developments that would facilitate a better estimation for any of the above key assumptions. The Company expects that the degree of uncertainty related to each of the assumptions will decrease as the lawsuits progress, but is currently unable to predict the ultimate outcome of all lawsuits or when any of them will be finally resolved. Finally, because similar asbestos-related cases in Japan are still pending and have not been finally concluded, the Company is not able to use them as a reference in estimating the above assumptions.

Matters Related to Health Hazard of Asbestos

(Background)

Until 1995, the Company’s plant in Amagasaki, Hyogo Prefecture, Japan, had produced asbestos-related products, although the Company had other plants which also produced asbestos-related products and completely ceased such production by 2001. The Company decided to make voluntary consolation payments to certain residents in June 2005, and established the relief payment program in place of the consolation payment to the residents in April 2006. With regard to the current and former employees who suffered and are suffering from asbestos-related diseases, the Company provides the compensation which is not required by law but is made in accordance with the Company’s internal policies.

The Japanese government established the Law for the Relief of Patients Suffering from Asbestos-Related Diseases (“the New Asbestos Law”) in March 2006. This law was enacted for the purpose of promptly providing relief to the people suffering from asbestos-related diseases who are not eligible for relief by compensation from the Insurance in accordance with the Workers’ Accident Compensation Insurance Law (“the Insurance”). The relief aid payments are contributed by the national government, municipal governments, and business entities. The contribution made by business entities includes a special contribution by the companies which operated a business closely related to asbestos, and commenced from the year ended March 31, 2008.

(Accounting for Asbestos-Related Expenses)

The Company expenses all the payments for the health hazard of asbestos based on the Company’s significant accounting policies. (See Note 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES) The recorded expenses are in total ¥1,131 million, ¥1,155 million, and ¥503 million for the years ended March 31, 2012, 2011, and 2010, respectively, which are included in selling, general, and administrative expenses. The expenses include payments to certain residents who lived near the Company’s plant and current and former employees, and the special contribution in accordance with the New Asbestos Law.

The Company has accrued balances for the asbestos-related expenses of ¥530 million, ¥390 million, and ¥352 million at March 31, 2012, 2011, and 2010 respectively. The accrual includes possible payments to certain residents who lived near the Company’s plant current and former employees, and the special contribution in accordance with the New Asbestos Law.

The payments to those residents and current and former employees are each made in a lump sum and their accounting policies and procedures are the same. Though the Company is not certain if the claimants who are currently under review will meet the Company’s specified criteria at the time of their filing claims with the Company, the Company accrued the possible payments calculated by using the historical designation rate of the Company’s payment  program since the payments to those claimants are considered to be probable. The Company believes it is not possible to reasonably estimate the number of current and former employees and residents who lived near the Company’s plant will apply for payments in the future. Accordingly, such payments are not included in the accrued amounts as described above.

The Company’s share of special contributions is determined based on the ratio of the Company’s historical usage of asbestos to the total quantity of asbestos imported into Japan in the past. The Company recorded expenses and accrued balance, which were ¥180 million and ¥179 million for the years ended March 31, 2012 and 2011, respectively. The Company received the most recent notification of ¥180 million dated April 16, 2012.

In its effort to develop an estimate of a reasonably possible loss or range of loss, the Company has considered all available data, including historical claims (period and cumulative) and the average payments made and public information related to asbestos-related disease. In addition, the Company has considered various methods including 1) estimating future payments by using the rate of incidence in asbestos related disease, and 2) estimating future payments directly based on a time series of data of historical payments. However, reliable statistics of the rate of incidence in asbestos-related disease are not available to the Company.

Furthermore, there have not been any asbestos-related events impacting other companies in Japan which achieved final outcomes of the events, and become available to the Company, for estimation of the rate of incidence. In addition, although the Company recorded the voluntary consolation payments, relief payments and compensation payments totaled, ¥1,090 million, ¥1,155 million, ¥503 million, ¥977 million and ¥951 million for the years ended at March 31, from 2008 to 2012, respectively, any correlation can not be reasonably established between time and payment history. The Company believes it is not possible to reasonably estimate the amount of its ultimate liability relating to this contingency. As a result, the Company concluded that it was not able to develop a reasonable estimate at the possible loss or range of loss.

Supplemental Cash Flow Information	12 Months Ended
Mar. 31, 2012
Supplemental Cash Flow Information

20. SUPPLEMENTAL CASH FLOW INFORMATION

Supplemental information related to the consolidated statements of cash flows is as follows:

(¥ in millions)
For the years ended March 31:	2012	2011	2010
Cash paid during the year:
Interest	¥4,732	¥6,914	¥9,614
Income taxes	20,515	44,207	15,336
Non-cash investing and financing activities:
Obtaining assets by entering into capital leases	471	201	2,740

During the year ended March 31, 2012, 2011 and 2010, the Company purchased noncontrolling interests reported in the Farm & Industrial Machinery segment. The Company retains the controlling interests before and after the transaction, the cash flow of which is classified in financing activities as Purchases of noncontrolling interests.

Segment Information	12 Months Ended
Mar. 31, 2012
Segment Information

21. SEGMENT INFORMATION

The Company engages in various fields of business and industries by providing products and services which are categorized into the following segments: Farm & Industrial Machinery; Water & Environment Systems; Social Infrastructure; and Other. The Farm & Industrial Machinery segment manufactures and distributes farm equipment, engines, and construction machinery. The Water & Environment Systems segment manufactures and distributes pipe-related products and environment-related products. The Social Infrastructure segment manufactures and distributes industrial castings, spiral welded steel pipes, vending machines, electronic-equipped machinery, and air-conditioning equipment. The Other segment includes construction, services, and other businesses.

The segments represent the components of the Company for which separate financial information is available that is utilized on a regular basis by the chief executive officer in determining how to allocate the Company’s resources and evaluate performance. The segments also represent the Company’s organizational structure principally based on the nature of products and services.

The accounting policies for the reporting segments are consistent with the accounting policies used in the Company’s consolidated financial statements.

Reporting Segments

Information by reporting segments is summarized as follows:

(¥ in millions)
For the years ended March 31:	Farm & Industrial Machinery	Water & Environment Systems	Social Infrastructure	Other	Adjustments	Consolidated
2012:
Revenues:
External customers	¥713,943	¥198,511	¥64,775	¥30,790	¥—	¥1,008,019
Intersegment	69	2,428	2,832	18,010	(23,339)	—

Total	714,012	200,939	67,607	48,800	(23,339)	1,008,019

Operating income	¥97,776	¥14,829	¥2,651	¥2,450	¥(12,026)	¥105,680

Identifiable assets at March 31, 2012	¥1,039,280	¥184,990	¥61,282	¥49,530	¥152,587	¥1,487,669
Depreciation and amortization	14,582	4,768	1,806	705	2,000	23,861
Capital expenditures	20,077	3,390	2,686	1,071	3,888	31,112

2011:
Revenues:
External customers	¥651,518	¥192,768	¥60,439	¥28,960	¥—	¥933,685
Intersegment	64	1,594	2,657	15,837	(20,152)	—

Total	651,582	194,362	63,096	44,797	(20,152)	933,685

Operating income	¥86,487	¥13,121	¥2,463	¥2,096	¥(18,056)	¥86,111

Identifiable assets at March 31, 2011	¥918,656	¥170,691	¥62,092	¥39,386	¥166,027	¥1,356,852
Depreciation and amortization	15,870	6,010	1,931	697	2,009	26,517
Capital expenditures	13,871	4,861	3,764	691	764	23,951

2010:
Revenues:
External customers	¥616,726	¥222,949	¥63,293	¥27,676	¥—	¥930,644
Intersegment	77	611	2,710	14,091	(17,489)	—

Total	616,803	223,560	66,003	41,767	(17,489)	930,644

Operating income	¥60,485	¥19,723	¥2,699	¥2,629	¥(15,834)	¥69,702

Identifiable assets at March 31, 2010	¥930,480	¥186,768	¥65,519	¥42,246	¥184,020	¥1,409,033
Depreciation and amortization	18,489	6,033	1,933	552	1,896	28,903
Capital expenditures	14,820	5,969	1,992	741	2,516	26,038

(Notes)

1.	The unallocated corporate expenses included in “Adjustments” amounted to ¥12,030 million, ¥18,066 million, and ¥15,834 million for the years ended March 31, 2012, 2011, and 2010, respectively. The unallocated corporate assets included in “Adjustments” amounted to ¥171,354 million, ¥182,602 million, and ¥190,282 million at March 31, 2012, 2011, and 2010, respectively, which consisted mainly of cash and cash equivalents, investment securities, and corporate properties held or used by the administration departments of the parent company. “Adjustments” also included the elimination of intersegment transactions.
2.	The aggregated amounts of operating income equal to those in the consolidated statements of income, and refer to the consolidated statements of income for the reconciliation of operating income to income before income taxes and equity in net income of affiliated companies.
3.	Intersegment revenues are recorded at values that approximate market prices.

Revenues from External Customers by Product Groups

Information for revenues from external customers by product groups is summarized as follows:

(¥ in millions)
For the years ended March 31:	2012	2011	2010
Farm & Industrial Machinery:
Farm equipment and engines	¥619,989	¥580,671	¥561,165
Construction machinery	93,954	70,847	55,561

	713,943	651,518	616,726

Water & Environment Systems:
Pipe-related products	122,247	121,836	144,465
Environment-related products	76,264	70,932	78,484

	198,511	192,768	222,949

Social Infrastructure	64,775	60,439	63,293
Other	30,790	28,960	27,676

Total	¥1,008,019	¥933,685	¥930,644

Geographic Information

Information for revenues from external customers by destination and property, plant, and equipment based on physical location are summarized as follows:

(¥ in millions)
	2012	2011	2010
Revenues from external customers by destination for the years ended March 31:
Japan	¥498,684	¥477,913	¥501,663
North America	219,929	189,330	174,371
Europe	88,715	75,762	67,791
Asia Outside Japan	169,632	160,533	148,589
Other Areas	31,059	30,147	38,230

Total	¥1,008,019	¥933,685	¥930,644

Property, plant, and equipment based on physical location at March 31:
Japan	¥176,987	¥177,460	¥183,042
North America	15,158	16,146	20,210
Europe	9,580	1,733	2,162
Asia Outside Japan	20,087	18,794	13,983
Other Areas	3,255	3,225	1,496

Total	¥225,067	¥217,358	¥220,893

(Notes)

1.	Revenues from North America include those from the United States of ¥190,243 million, ¥167,553 million, and ¥146,319 million for the years ended March 31, 2012, 2011, and 2010, respectively.
2.	There is no single customer, revenues from whom exceed 10% of total consolidated revenues of the Company.

Subsequent Events	12 Months Ended
Mar. 31, 2012
Subsequent Events

22. SUBSEQUENT EVENTS

On May 10, 2012, the Company’s Board of Directors resolved to pay a cash dividend to shareholders of record on March 31, 2012 of ¥8 per common share (¥40 per 5 common shares), a total of ¥10,051 million.

Summary Of Significant Accounting Policies (Policies)	12 Months Ended
Mar. 31, 2012
Basis Of Financial Statements	Basis of Financial Statements The consolidated financial statements are presented in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of the parent company and all majority-owned subsidiaries. The accounts of certain consolidated subsidiaries that have December 31 fiscal year-ends have been consolidated in the March 31 consolidated financial statements on a three-month lag.

The accounts of variable interest entity (“VIE”) are included in the consolidated financial statements, as applicable. The Company is involved with a VIE which engages in farming by water culture. The VIE has been consolidated since the Company is the primary beneficiary. Total assets of the VIE at March 31, 2012 and 2011 were ¥177 million and ¥199 million, respectively. There are no restrictions on the use of the VIE’s assets. Also, the creditors or beneficial interest holders of the consolidated VIE have no recourse to the general credit of the Company.

The Company is not a primary beneficiary of the unconsolidated VIEs and does not hold any significant variable interests in these VIEs.

Intercompany items have been eliminated in consolidation.

Investments in affiliates in which the Company has the ability to exercise significant influence over their operating and financial policies but where the Company does not have a controlling financial interest, are accounted for using the equity method.

Use of Estimates

Use of Estimates

Preparing financial statements in conformity with U.S. GAAP requires the Company to make estimates and assumptions that affect reported amounts and related disclosures. Significant estimates and assumptions are used primarily in the areas of inventory valuation, impairment of investments, collectability of notes and receivables, impairment of long-lived assets, product warranties, accruals for employee retirement and pension plans, valuation allowance for deferred tax assets, uncertain tax positions, revenue recognition for long-term contracts, and loss contingencies. Actual results could differ from those estimates.

Foreign Currency Translation

Foreign Currency Translation

The assets and liabilities of foreign subsidiaries, using the local currency as their functional currency, are translated to Japanese yen based on the current exchange rate prevailing at each balance sheet date and any resulting translation adjustments are included in accumulated other comprehensive income (loss). Revenues and expenses are translated into Japanese yen using the average exchange rates prevailing for each period presented.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents. Time deposits with original maturities of three months or less amounting to ¥2,935 million, ¥28,907 million, and ¥24,230 million, respectively, were included in cash and cash equivalents at March 31, 2012, 2011, and 2010. The restricted cash, which is pledged as collateral and received as advance payment for public works projects, is not included in cash and cash equivalents but included in other current assets and amounted to ¥2,136 million, ¥925 million, and ¥573 million at March 31, 2012, 2011, and 2010, respectively.

Inventories	Inventories Inventories are stated at the lower of cost or market. Cost is determined by the average-cost method.
Investments

Investments

The Company classifies all its marketable equity securities as available-for-sale and carries them at fair value with a corresponding recognition of the net unrealized holding gains or losses (net of tax) as an item of other comprehensive income (loss) in equity. The fair values of those securities are determined based on quoted market prices.

When a decline in value of a marketable security is deemed to be other-than -temporary, the Company recognizes an impairment loss to the extent of the decline. In determining if and when such a decline in value is other than temporary, the Company evaluates the extent to which cost exceeds market value, the duration of the market decline, and other key measures. Other non-marketable securities are stated at cost and reviewed periodically for impairment.

Gains and losses on sales of available-for-sale securities as well as other nonmarketable equity securities which are carried at cost are computed on the average-cost method.

Allowance for Doubtful Accounts and Credit Losses

Allowance for Doubtful Accounts and Credit Losses

The Company provides an allowance for doubtful accounts and credit losses. The allowance for doubtful accounts and credit losses is determined on the basis of the collection status of receivables, historical credit loss experience, economic trends, the customer’s ability to repay, and collateral values. Historical collection trends, as well as prevailing and anticipated economic conditions, are routinely monitored by management, and any required adjustment to the allowance is reflected in current operations.

Property, Plant, and Equipment

Property, Plant, and Equipment

Property, plant, and equipment are stated at cost less accumulated depreciation. Depreciation expenses related to manufacturing activities are included in cost of revenues, and the other depreciation expenses are classified in selling, general, and administrative expenses. Depreciation expenses of those assets are principally computed using the declining-balance method based on the estimated useful lives of the assets. The estimated useful lives range from 10 to 50 years for buildings and from two to 14 years for machinery and equipment.

Goodwill and Other Intangible Assets

Goodwill and Intangible Assets

Goodwill is not amortized, but is instead tested for impairment annually or whenever events occur or circumstances change, which indicates the possibility of the impairment. When evaluating whether goodwill is impaired, the Company compares the fair value of the reporting unit to which the goodwill is assigned to the reporting unit’s carrying amount, including goodwill. If the carrying amount of a reporting unit exceeds its fair value, then the amount of the impairment loss must be measured. An impairment loss would be recognized when the carrying amount of goodwill exceeds its implied fair value. The Company’s evaluation of goodwill completed during the year resulted in no impairment losses.

Intangible assets with definite useful lives are amortized on a method reflecting the pattern in which the economic benefits of the intangible asset are consumed if that pattern can be reliably determined. If that pattern cannot be reliably determined, a straight-line amortization method is used.

Long-Lived Assets

Long-Lived Assets

The Company evaluates long-lived assets (including property, plant, equipment and intangible assets with definite useful lives) to be held and used for impairment using an estimate of undiscounted cash flows whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. If the estimate of undiscounted cash flows is less than the carrying amount of the assets, an impairment loss is recorded based on the fair value of the assets. The Company evaluates long-lived assets to be disposed of by sale at the lower of carrying amount or fair value less cost to sell.

Retirement and Pension Plans

Retirement and Pension Plans

The funded status of the Company’s defined benefit pension plans and severance indemnity plans are recognized as an asset or a liability in the consolidated balance sheets with a corresponding adjustment to pension liability adjustment in accumulated other comprehensive income (loss), net of tax. The funded status is measured as the difference between the fair value of plan assets and the benefit obligation at March 31, the measurement date.

The Company amortizes the prior service costs (benefits) due to the amendments of the benefit plans over the average remaining service period of the participants at the time of amendments. The Company recognizes any net actuarial gains and losses in excess of 20% of the larger of the projected benefit obligation or plan assets in the year following the year in which such gains and losses were incurred, while the portion between 10% and 20% is amortized over the average participants’ remaining service period.

Income Taxes

Income Taxes

Deferred tax assets and liabilities are computed based on the differences between the financial statement and the income tax bases of assets and liabilities and tax loss and other carry forwards using the enacted tax rate. A valuation allowance is established, when necessary, to reduce deferred tax assets to the amount that management believes will more likely than not be realized.

The Company recognizes the financial statement effects of tax positions when it is more likely than not, based on the technical merits, that the tax positions will be sustained upon examination by the tax authorities. Benefits from tax positions that meet the more-likely-than-not recognition threshold are measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Interest and penalties accrued related to unrecognized tax benefits are included in income taxes in the consolidated statements of income.

Sales Tax	Sales Tax Revenues are presented exclusive of sales tax.
Revenue Recognition

Revenue Recognition

The Company recognizes revenue related to product sales when (1) persuasive evidence of an arrangement exists, (2) delivery has occurred or services have been rendered, (3) the sales price is fixed or determinable, and (4) collectability is reasonably assured. The Company records estimated reductions to sales at the time of sale for sales incentive programs including product discounts, customer promotions, and volume-based rebates.

The sales of environmental and other plant and equipment are recorded when the installation of plant and equipment is completed and accepted by the customer for short-term contracts, and recorded under the percentage-of-completion method of accounting for long-term contracts. (See Note 11. REVENUE RECOGNITION FOR LONG-TERM CONTRACTS) Estimated losses on sales contracts are charged to income in the period in which they are identified. The percentages of revenues to consolidated revenues for the years ended March 31, 2012, 2011, and 2010 that pertain to long-term contracts were 2.3%, 2.2%, and 2.1%, respectively.

Finance income is recognized over the terms of the receivables using the interest method.

Research and Development and Advertising	Research and Development and Advertising Research and development and advertising costs are expensed as incurred.
Shipping and Handling Costs	Shipping and Handling Costs Shipping and handling costs are included in selling, general, and administrative expenses.
Expense from the Payments for Health Hazard of Asbestos

Expense from the Payments for Health Hazard of Asbestos

The Company expenses payments to certain residents who lived near the Company’s plant and current and former employees when the Company determines that a payment is warranted.

The Company also accrues an estimated loss from asbestos-related matters by a charge to income if both of the following conditions are met:

(a)	It is probable that a liability has been incurred at the date of financial statements.

(b)	The amount of loss can be reasonably estimated.

(See Note 19. COMMITMENTS AND CONTINGENCIES)

Derivative Financial Instruments

Derivative Financial Instruments

All derivatives are recognized in the consolidated balance sheets at fair value and are reported in other current assets, other assets, other current liabilities, or other long-term liabilities.

On the date the derivative contract is entered into, the Company designates the derivative as a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow” hedge).

        The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives that are designated as cash flow hedges to specific assets and liabilities on the consolidated balance sheets or to specific firm commitments or forecasted transactions. The Company considers its hedges to be highly effective in offsetting changes in cash flows of hedged items, because the currency, index of interest rates, amount, and terms of the derivatives correspond to those of the hedged items in accordance with the Company’s policy.

Changes in the fair value of a derivative that is highly effective and that is designated and qualifies as a cash flow hedge are recorded in other comprehensive income (loss), until earnings are affected by the variability in cash flows of the designated hedged item. The ineffective portion of changes in the fair value of derivatives is immediately recorded in earnings.

The Company also uses derivatives not designated as cash flow hedges in certain relationships for economic purposes. Changes in the fair value of derivatives not designated are reported in earnings immediately.

Fair Value Measurement

Fair Value Measurement

Certain assets and liabilities that fall within the scope of the fair value measurements are categorized into three levels. The Company determines transfers between their levels at the date of the event or change in circumstances that caused the transfer.

Level 1	–	Quoted prices in active markets for identical assets or liabilities.

Level 2	–	Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities, either directly or indirectly.

Level 3	–	Unobservable inputs for the assets or liabilities. These are measured using the entity’s own assumptions and inputs that are reasonably available or inputs many market participants use with reasonable confidence because observable inputs are not available.

Net income attributable to Kubota Corporation per common share

Net income attributable to Kubota Corporation per common share

Net income attributable to Kubota Corporation per common share is computed by dividing net income attributable to Kubota Corporation by the weighted-average number of common shares outstanding during each year. The weighted average number of common shares outstanding for the years ended March 31, 2012, 2011, and 2010 was 1,262,533,879, 1,271,778,025, and 1,271,985,454, respectively. There were no potentially dilutive shares outstanding for the years ended March 31, 2012, 2011, and 2010.

New Accounting Standards

New Accounting Standards

In October 2009, the Financial Accounting Standards Board (“FASB”) issued a new accounting standard related to revenue recognition for multiple-deliverable arrangements. This standard requires that arrangement consideration be allocated to all deliverables using a selling price or estimated selling price and eliminates the residual method of allocation. This standard also requires additional qualitative and quantitative disclosures. This standard was effective for fiscal years beginning on or after June 15, 2010 and can be applied prospectively for revenue arrangements entered into or materially modified, or retrospectively for all prior periods, and was adopted by the Company on April 1, 2011. The Company chose to adopt this standard prospectively and its adoption did not have a material impact on the Company’s consolidated financial statements.

In April 2011, the FASB issued amendments to the standard issued in July 2010, related to disclosures about the credit quality of financing receivables and the allowance for credit losses to clarify the definition of troubled debt restructurings, following an announcement made in January 2011, which had deferred the effective date for its disclosure. The amendments are effective for the first interim or annual period beginning on or after June 15, 2011, and should be applied retrospectively to the beginning of the annual period of adoption. The Company adopted the amendments on July 1, 2011. The adoption of this amendment did not have a material impact on the Company’s consolidated financial statements.

In May 2011, the FASB issued a new accounting standard to expand existing disclosure requirements for fair value measurements and change the wording largely in order to eliminate differences between U.S. GAAP and International Financial Reporting Standards (“IFRS”). This standard was effective during interim and annual periods beginning after December 15, 2011 and was adopted by the Company on January 1, 2012. The adoption of this amendment did not have a material impact on the Company’s consolidated financial statements.

In June 2011, the FASB issued a new accounting standard related to the presentation of comprehensive income. This standard requires entities to report comprehensive income either in a single continuous financial statement or in two separate but consecutive financial statements and to present on the face of the financial statements reclassification adjustments for items that are reclassified from other comprehensive income to net income in the statement(s) where the components of net income and the components of other comprehensive income are presented. This standard is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011, and should be applied retrospectively. In December 2011, the FASB issued amendments to defer its effective date pertaining to certain aspects of the new accounting standard. This deferral only applies to the presentation of reclassification adjustments. The amendments were effective for fiscal years, and interim periods within those years, beginning after December 15, 2011, and should be applied retrospectively. The adoption of this standard is not expected to have a material impact on the Company’s consolidated financial statements.

In December 2011, the FASB issued a new accounting standard related to the presentation of offsetting assets and liabilities in financial statements. The purpose of this issuance is to eliminate differences between U.S. GAAP and IFRS in order to enhance the comparability of statements prepared on the basis of U.S. GAAP and IFRS. This standard requires entities to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. This standard is effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, and should be applied retrospectively for all comparative periods presented. The adoption of this standard is not expected to have a material impact on the Company’s consolidated financial statements.

Inventories (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Inventory

Inventories are comprised of the following:

(¥ in millions)
At March 31:	2012	2011
Finished products	¥119,446	¥109,043
Spare parts	25,640	23,960
Work in process	31,495	24,477
Raw materials and supplies	25,489	16,737

	¥202,070	¥174,217

Investments In And Loan Receivables From Affiliated Companies (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Investments In And Loan Receivables

Investments in and loan receivables from affiliated companies in which the Company has the ability to exercise significant influence over their operating and financial policies are comprised of the following:

(¥ in millions)
At March 31:	2012	2011
Loan receivables—current	¥5,919	¥—
Loan receivables—noncurrent	370	234
Investments	17,601	16,335

	¥23,890	¥16,569

Schedule Of Financial Information Of Affiliated Companies

The following table presents a summary of financial information of affiliated companies:

(¥ in millions)
At March 31:	2012	2011
Current assets	¥60,059	¥54,358
Noncurrent assets	56,293	59,853
Total assets	116,352	114,211
Current liabilities	60,623	59,068
Long-term liabilities	15,143	16,083

Net assets	¥40,586	¥39,060

Schedule Of Revenues And Net Income

(¥ in millions)
For the years ended March 31:	2012	2011	2010
Revenues	¥231,133	¥222,694	¥210,492
Cost of revenues	167,905	162,836	155,350
Net income	3,038	1,442	873

Other Investments (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Cost, Fair Value, And Gross Unrealized Holding Gains And Losses For Securities

The following table presents the cost, fair value, and gross unrealized holding gains and losses for securities by major security type:

(¥ in millions)
	2012				2011
At March 31:	Cost	Fair Value	Gross Unrealized Holding Gains	Gross Unrealized Holding Losses	Cost	Fair Value	Gross Unrealized Holding Gains	Gross Unrealized Holding Losses
Other investments:
Available-for-sale:
Equity securities of financial institutions	¥23,656	¥34,339	¥10,685	¥2	¥25,525	¥34,839	¥10,403	¥1,089
Other equity securities	14,775	58,060	43,293	8	14,883	55,634	40,793	42

	¥38,431	¥92,399	¥53,978	¥10	¥40,408	¥90,473	¥51,196	¥1,131

Schedule Of Gross Unrealized Losses On, And Related Fair Value Of Available-For-Sale Securities

The following table presents the gross unrealized losses on, and related fair value of, the Company’s available-for-sale securities, aggregated by the length of time that individual investment securities have been in a continuous unrealized loss position:

(¥ in millions)
	2012				2011
	Less than 12 months		12 months or longer		Less than 12 months		12 months or longer
At March 31:	Fair Value	Gross Unrealized Holding Losses	Fair Value	Gross Unrealized Holding Losses	Fair Value	Gross Unrealized Holding Losses	Fair Value	Gross Unrealized Holding Losses
Other investments:
Available-for-sale:
Equity securities of financial institutions	¥197	¥2	¥—	¥—	¥9,283	¥1,089	¥—	¥—
Other equity securities	388	8	—	—	625	42	—	—

	¥585	¥10	¥—	¥—	¥9,908	¥1,131	¥—	¥—

Schedule Of Sales Of Available-For-Sale Securities And Gross Realized Gains And Losses

The following table presents proceeds from sales of available-for-sale securities and the gross realized gains and losses on these sales:

(¥ in millions)
For the years ended March 31:	2012	2011	2010
Proceeds from sales of available-for-sale securities	¥—	¥6,188	¥3,588
Gross realized gains	—	4,843	1,821
Gross realized losses	—	—	—

Sales Financing Receivables And Loan Receivables (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Finance Receivables-Net

Finance receivables—net are comprised of the following:

(¥ in millions)
At March 31:	2012	2011
Retail finance receivables	¥204,593	¥193,985
Less: Allowance for credit losses	(732)	(603)

Retail—net	203,861	193,382

Finance lease receivables	128,415	127,056
Less: Unearned income	(16,479)	(17,674)
Less: Allowance for credit losses	(3,365)	(2,498)

Finance leases—net	108,571	106,884

Total finance receivables—net	312,432	300,266
Less: current portion	(108,160)	(100,437)

Long-term finance receivables—net	¥204,272	¥199,829

Schedule Of Long-Term Trade Accounts Receivable-Net

Long-term trade accounts receivable—net is comprised of the following:

(¥ in millions)
At March 31:	2012	2011
Long-term trade accounts receivable
Current	¥26,901	¥24,500
Non-current	31,409	27,487

Total long-term trade accounts receivable	58,310	51,987
Less: Allowance for doubtful accounts	(1,027)	(1,016)

Long-term trade accounts receivable—net	¥57,283	¥50,971

Schedule Of Annual Maturities Of Retail Finance Receivables And Long-Term Trade Accounts Receivable And Future Minimum Lease Payments On Finance Leases

(¥ in millions)
Years ending March 31:	Retail finance receivables	Finance lease receivables	Long-term trade accounts receivable
2013	¥67,513	¥50,722	¥26,901
2014	59,705	34,748	12,516
2015	47,379	23,076	8,487
2016	26,750	14,260	5,517
2017	2,524	5,432	3,084
2018 and thereafter	722	177	1,805

Total	¥204,593	¥128,415	¥58,310

Schedule Of Finance Income And Expenses

The following table presents the amounts of finance income and expenses included in revenues and cost of revenues:

(¥ in millions)
For the years ended March 31:	2012	2011	2010
Finance income	¥18,964	¥20,128	¥21,364
Finance expenses	6,699	8,773	10,029

Schedule Of Recorded Investment In Sales Financing Receivables By Type Of Receivables, Region, And Credit Quality Indicator

The following table presents the recorded investment in sales financing receivables by type of receivables, region, and credit quality indicator based on the information available at the end of each fiscal year:

(¥ in millions)
At March 31:	Retail finance receivables		Finance lease receivables		Long-term trade accounts receivable
Credit risk profile by internally assigned rank:	North America	Other Areas	Japan	Asia Outside Japan	Japan	Asia Outside Japan
2012:
Rank A	¥194,625	¥865	¥8,565	¥100,169	¥55,041	¥82
Rank B	8,699	—	201	3,001	2,669	—
Rank C	404	—	—	—	518	—

Total	¥203,728	¥865	¥8,766	¥103,170	¥58,228	¥82

2011:
Rank A	¥183,973	¥—	¥9,485	¥98,444	¥49,058	¥—
Rank B	9,713	—	181	1,272	2,890	—
Rank C	299	—	—	—	39	—

Total	¥193,985	¥—	¥9,666	¥99,716	¥51,987	¥—

Schedule Of Age Analysis Of Past Due Sales Financing Receivables By Type Of Receivables And Region

The following table presents an aging analysis of past due sales financing receivables by type of receivables and region:

(¥ in millions)
At March 31: Type of receivables	Region	Up to 30 days Past due	31-60 days Past due	61-90 days Past due	Greater than 90 days Past due	Total Past due	Current	Total
2012:
Retail finance Receivables	North America	¥7,586	¥622	¥93	¥802	¥9,103	¥194,625	¥203,728
Retail finance Receivables	Other Areas	—	—	—	—	—	865	865
Finance lease receivables	Japan	67	25	22	80	194	8,572	8,766
Finance lease receivables	Asia Outside Japan	499	606	519	1,377	3,001	100,169	103,170
Long-term trade accounts receivable	Japan	925	247	150	1,097	2,419	55,809	58,228
Long-term trade accounts receivable	Asia Outside Japan	—	—	—	—	—	82	82

Total		¥9,077	¥1,500	¥784	¥3,356	¥14,717	¥360,122	¥374,839

2011:
Retail finance receivables	North America	¥8,061	¥868	¥175	¥895	¥9,999	¥183,986	¥193,985
Finance lease receivables	Japan	67	14	6	94	181	9,485	9,666
Finance lease receivables	Asia Outside Japan	359	368	183	362	1,272	98,444	99,716
Long-term trade accounts receivable	Japan	834	278	145	1,515	2,772	49,215	51,987

Total		¥9,321	¥1,528	¥509	¥2,866	¥14,224	¥341,130	¥355,354

Allowance For Doubtful Accounts And Credit Losses (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Allowance For Doubtful Accounts And Credit Losses

The following table presents the changes in allowance for doubtful accounts and credit losses:

(¥ in millions)
For the years ended March 31:	2012	2011	2010
Allowance for doubtful notes and accounts receivable:
Balance at beginning of year	¥2,806	¥2,821	¥2,512
Provision	173	300	636
Charge-offs	(225)	(77)	(46)
Other	(350)	(238)	(281)

Balance at end of year	¥2,404	¥2,806	¥2,821

Allowance for doubtful non-current receivables:
Balance at beginning of year	¥932	¥770	¥859
Provision (Reversal)	(43)	259	59
Charge-offs	(13)	(93)	(74)
Other	(1)	(4)	(74)

Balance at end of year	¥875	¥932	¥770

Allowance for credit losses on finance receivables:
Balance at beginning of year	¥3,101	¥1,706	¥1,586
Provision	2,268	2,304	855
Charge-offs	(945)	(780)	(327)
Other	(327)	(129)	(408)

Balance at end of year	¥4,097	¥3,101	¥1,706

Schedule Of Allowance For Doubtful Accounts And Credit Losses And Recorded Investment In Financing Receivables

(¥ in millions)
Allowance for doubtful accounts and credit losses For the year ended March 31, 2012:	Retail finance receivables	Finance lease receivables	Long-term trade accounts receivable	Total
Balance at beginning of year	¥603	¥2,498	¥1,016	¥4,117
Provision	621	1,647	11	2,279
Charge-offs	(473)	(472)	—	(945)
Recoveries	11	—	—	11
Other	(30)	(308)	—	(338)

Balance at end of year	¥732	¥3,365	¥1,027	5,124

Individually evaluated for impairment	404	—	502	906
Collectively evaluated for impairment	328	3,365	525	4,218

Recorded Investment at March 31, 2012:
Balance at end of year	¥204,593	¥111,936	¥58,310	¥374,839

Individually evaluated for impairment	404	—	518	922
Collectively evaluated for impairment	204,189	111,936	57,792	373,917

Allowance for doubtful accounts and credit losses For the year ended March 31, 2011:
Balance at beginning of year	¥512	¥1,194	¥402	¥2,108
Provision	727	1,577	614	2,918
Charge-offs	(567)	(213)	—	(780)
Other	(69)	(60)	—	(129)

Balance at end of year	¥603	¥2,498	¥1,016	¥4,117

Individually evaluated for impairment	299	—	19	318
Collectively evaluated for impairment	304	2,498	997	3,799

Recorded Investment at March 31, 2011:
Balance at end of year	¥193,985	¥109,382	¥51,987	¥355,354

Individually evaluated for impairment	299	—	39	338
Collectively evaluated for impairment	193,686	109,382	51,948	355,016

Business Combination (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Assets Acquired And Liabilities Assumed

The following table presents the provisional amounts recognized as of the acquisition date for each major class of assets acquired and liabilities assumed, and will be finalized during the year ending March 31, 2013 when the final fair values arising from the assessment of contingencies below are confirmed:

(¥ in millions)
At March 13, 2012:
Current assets	¥28,059
Investments and long-term finance receivables	637
Property, plant, and equipment	8,198
Goodwill	3,966
Intangible assets	12,584
Other assets	1,950

Total assets acquired	¥55,394

Current liabilities	22,940
Long-term liabilities	9,356

Total liabilities assumed	¥32,296

Total net assets acquired	¥23,098

Goodwill And Other Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of The Components Of Intangible Assets Subject to Amortization

The following table presents the components of intangible assets subject to amortization:

(¥ in millions)
	2012			2011
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Software	¥16,292	¥(8,378)	¥7,914	¥13,760	¥(7,777)	¥5,983
Customer relationships	6,441	—	6,441	—	—	—
Technological know-how	3,051	(4)	3,047	11	(3)	8
Others	4,785	(309)	4,476	589	(265)	324

Total	¥30,569	¥(8,691)	¥21,878	¥14,360	¥(8,045)	¥6,315

Schedule Of Future Estimated Amortization Expenses Of Intangible Assets

The following table presents the estimated aggregate amortization expenses for intangible assets for each of the next five years:

(¥ in millions)
Years ending March 31:
2013	¥4,382
2014	3,316
2015	2,781
2016	2,313
2017	2,114

Short-Term Borrowings And Long-Term Debt (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Long-Term Debt

Long-term debt is comprised of the following:

(¥ in millions)
At March 31:	Due in years ending March 31:	2012	2011
Unsecured bonds (interest rate):
Yen notes (floating rate 0.70%)	2012	¥—	¥4,000
Yen notes (floating rate 0.70%)	2013	4,000	4,000
Yen notes (floating rate 0.69%)	2013	2,000	2,000
Yen notes (floating rate 0.45%)	2013	5,000	5,000
NOK notes (floating rate 9.68%)	2013	4,597	—
SEK notes (fixed rate 9.32%)	2013	1,237	—
U.S.$ notes (floating rate 1.00%)	2013	3,896	4,050
Yen notes (fixed rate 1.54%)	2013	10,000	10,000
Yen notes (fixed rate 1.27%)	2013	10,000	10,000
Yen notes (fixed rate 1.53%)	2015	10,000	10,000
U.S.$ notes (floating rate 0.55%)	2015	3,892	—
U.S.$ notes (floating rate 0.72%)	2016	3,885	—
U.S.$ notes (floating rate 0.82%)	2016	2,719	—
Loans, principally from banks and insurance companies, maturing on various dates through 2020:
Collateralized		30,999	17,322
Unsecured		196,047	207,826
Capital lease obligations		3,340	3,118

Total		291,612	277,316
Less: current portion		(107,210)	(85,556)

		¥184,402	¥191,760

Schedule Of Annual Maturities Of Long-Term Debt

The following table presents the annual maturities of long-term debt at March 31, 2012:

(¥ in millions)
Years ending March 31:
2013	¥107,210
2014	58,800
2015	76,941
2016	28,828
2017	19,045
2018 and thereafter	788

Total	¥291,612

Schedule Of Assets Pledged As Collateral

Assets pledged as collateral are comprised of the following:

(¥ in millions)
At March 31:	2012	2011
Trade accounts receivable	¥—	¥1,403
Short-term finance receivables	14,716	8,575
Other current assets *1	273	162
Long-term finance receivables	20,688	10,871
Property, plant, and equipment	1,749	6,100

Total	¥37,426	¥27,111

Schedule Of Assets Pledged Against Liabilities

The above assets were pledged against the following liabilities:

(¥ in millions)
At March 31:	2012	2011
Short-term borrowings	¥669	¥4,710
Current portion of long-term debt	12,800	7,345
Long-term debt	18,199	9,977

Total	¥31,668	¥22,032

Retirement And Pension Plans (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Funded Status And The Amounts Recognized In The Consolidated Balance Sheets

consolidated balance sheets:

(¥ in millions)
At March 31:	2012	2011
Funded status:
Benefit obligations	¥180,868	¥165,637
Fair value of plan assets	138,986	130,437

Funded status-net	¥(41,882)	¥(35,200)

Amounts recognized in the consolidated balance sheets:
Accrued retirement and pension costs	¥(41,882)	¥(35,285)
Prepaid expenses for benefit plans, included in other assets	—	85

Amounts recognized in the consolidated balance sheets-net	¥(41,882)	¥(35,200)

Schedule Of Amounts Recognized In Accumulated Other Comprehensive Income, Before Tax

The following table presents the amounts recognized in accumulated other comprehensive income (loss), before tax:

(¥ in millions)
At March 31:	2012	2011
Actuarial loss	¥(39,794)	¥(28,344)
Prior service benefit	2,820	3,628

Total recognized in accumulated other comprehensive income (loss), before tax	¥(36,974)	¥(24,716)

Schedule Of Plan With Projected/Accumulated Benefit Obligations In Excess Of Plan Assets

The following table presents the projected benefit obligations and the fair value of plan assets for the pension plans with projected benefit obligations in excess of plan assets, and the accumulated benefit obligations and the fair value of plan assets for the pension plans with accumulated benefit obligations in excess of plan assets:

(¥ in millions)
At March 31:	2012	2011
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	¥180,868	¥163,060
Fair value of plan assets	138,986	127,775

Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	¥175,419	¥161,322
Fair value of plan assets	135,314	126,380

Schedule Of Changes In Benefit Obligations

(¥ in millions)
	2012	2011
Change in benefit obligations:
Benefit obligations at beginning of year	¥165,637	¥168,974
Service cost	6,584	6,117
Interest cost	3,589	3,315
Actuarial loss (gain)	11,979	(831)
Benefits paid (lump-sum payments)	(7,444)	(7,226)
Benefits paid (annuity payments)	(4,493)	(4,349)
Addition from acquisition	5,464	—
Foreign currency exchange rate changes	(448)	(363)

Benefit obligations at end of year	¥180,868	¥165,637

Accumulated benefit obligations at March 31	¥178,525	¥164,942

Weighted-average assumptions used in calculating benefit obligation at March 31 *1 :
Discount rate	2.2%	2.6%

Schedule Of Changes In Plan Assets

The following table presents the changes in plan assets:

(¥ in millions)
For the years ended March 31:	2012	2011
Fair value of plan assets at beginning of year	¥130,437	¥129,156
Actual return on plan assets	1,933	(2,694)
Employer contributions	13,741	13,427
Benefits paid (lump-sum payments)	(5,048)	(4,763)
Benefits paid (annuity payments)	(4,493)	(4,349)
Addition from acquisition	2,672	—
Foreign currency exchange rate changes	(256)	(340)

Fair value of plan assets at end of year	¥138,986	¥130,437

Schedule Of Fair Value Of Plan Assets

The following table presents the fair value of plan assets by category:

(¥ in millions)
At March 31	Level 1	Level 2	Level 3	Total
2012:
Equity securities:
Financial institutions (Japanese companies)	¥5,448	¥—	¥—	¥5,448
Other industries (Japanese companies)	4,723	—	—	4,723
Pooled funds (Japanese companies) *1	—	14,030	—	14,030
Pooled funds (foreign companies) *1	—	22,203	—	22,203
Debt securities:
Pooled funds (Japanese issuers) *2	—	50,604	—	50,604
Pooled funds (foreign issuers) *3	—	13,638	—	13,638
Cash and short-term investments	1,166	1,526	—	2,692
General accounts of insurance company	—	25,293	—	25,293
Other assets *4	—	186	169	355

Fair value of plan assets	¥11,337	¥127,480	¥169	¥138,986

2011:
Equity securities:
Financial institutions (Japanese companies)	¥5,318	¥—	¥—	¥5,318
Other industries (Japanese companies)	4,390	—	—	4,390
Pooled funds (Japanese companies) *1	—	19,054	—	19,054
Pooled funds (foreign companies) *[1]	—	22,639	—	22,639
Debt securities:
Pooled funds (Japanese issuers) *2	—	61,575	—	61,575
Pooled funds (foreign issuers) *3	—	11,766	—	11,766
Cash and short-term investments	1,084	2,168	—	3,252
General accounts of insurance company	—	1,923	—	1,923
Other assets *[4]	—	204	316	520

Fair value of plan assets	¥10,792	¥119,329	¥316	¥130,437

*1	These funds are invested in listed equity securities.
*2

These funds are invested in approximately 88% Japanese government and municipal bonds and 12% Japanese corporate bonds at March 31, 2012, and 85% Japanese government and municipal bonds and 15% Japanese corporate bonds at March 31, 2011.

*3	These funds are invested in foreign government bonds.
*[4]	This class includes the pooled funds which invest in private equity.

Schedule Of Net Periodic Benefit Costs And Assumptions

The following table presents the components of the total net periodic benefit cost for the defined benefit pension plans and the severance indemnity plans:

(¥ in millions)
For the years ended March 31:	2012	2011	2010
Net periodic benefit cost:
Service cost	¥6,584	¥6,117	¥5,933
Interest cost	3,589	3,315	3,646
Expected return on plan assets	(2,657)	(2,585)	(2,200)
Amortization of prior service benefit	(808)	(808)	(808)
Amortization of actuarial loss	693	472	9,611

Total	¥7,401	¥6,511	¥16,182

Weighted-average assumptions used in calculating net periodic benefit cost *1 :
Expected long-term rate of return on plan assets	2.5%	2.5%	2.5%
Discount rate	2.6%	2.4%	2.5%

*1	The rate of compensation increase is not used in the calculations of net periodic benefit cost under the point-based benefits system.

Schedule Of Amounts Recognized In Other Comprehensive Income (Loss), Before Tax

The following table presents the amounts recognized in other comprehensive income (loss), before tax, and the reclassification adjustments for the loss (benefit) realized in net income, before tax:

(¥ in millions)
For the years ended March 31:	2012	2011	2010
Actuarial gain (loss) recognized in other comprehensive income	¥(12,529)	¥(4,602)	¥7,712
Reclassification adjustment for prior service benefit realized in net income	(808)	(808)	(808)
Reclassification adjustment for actuarial loss realized in net income	693	472	9,611

Net recognized in other comprehensive income (loss), before tax	¥(12,644)	¥(4,938)	¥16,515

Schedule Of Estimated Prior Service Benefit And Actuarial Loss

The following table presents the estimated prior service benefit and actuarial loss that will be amortized from accumulated other comprehensive income into net periodic benefit cost for the year ending March 31, 2013:

(¥ in millions)
Prior service benefit	¥(808)
Actuarial loss	6,092

Schedule Of Expected Benefit Payments To The Participants

The following table presents the total expected benefit payments to the participants of the defined benefit pension plans and the severance indemnity plans:

(¥ in millions)
Years ending March 31:
2013	¥12,341
2014	11,921
2015	11,734
2016	11,462
2017	11,725
2018-2022	47,748

Revenue Recognition For Long-Term Contracts (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Notes And Accounts Receivable

The following table details the notes receivable and accounts receivable related to the long-term contracts accounted for under the percentage of completion method, by maturities:

(¥ in millions)
	2012			2011
At March 31:	Less than 1 year	1-2 years	Over 2 years	Less than 1 year	1-2 years	Over 2 years
Notes receivable	¥633	¥—	¥—	¥241	¥—	¥—
Accounts receivable	11,407	1,856	2	12,553	789	—

	¥12,040	¥1,856	¥2	¥12,794	¥789	¥—

Income Taxes (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Income Before Income Taxes, Domestic And Foreign

Income before income taxes and equity in net income of affiliated companies and income taxes are comprised of the following:

(¥ in millions)
For the years ended March 31:	2012	2011	2010
Income before income taxes and equity in net income of affiliated companies:
Domestic	¥63,429	¥54,306	¥42,208
Foreign	37,509	36,994	31,275

Total	¥100,938	¥91,300	¥73,483

Income taxes:
Current—
Domestic	¥23,932	¥12,312	¥16,462
Foreign	11,662	14,825	12,078

	35,594	27,137	28,540

Deferred—
Domestic	1,278	6,142	(2,090)
Foreign	(324)	(2,595)	(473)

	954	3,547	(2,563)

Total	¥36,548	¥30,684	¥25,977

Schedule Of Effective Income Tax Rate Reconciliation

A reconciliation of the differences between the Japanese statutory tax rate and the effective tax rate is as follows:

For the years ended March 31:	2012	2011	2010
Normal Japanese statutory tax rates applied to income before income taxes and equity in net income of affiliated companies	40.6%	40.6%	40.6%
Increase (decrease) in taxes resulting from:
Decrease in valuation allowance	(0.5)	(0.6)	(0.2)
Permanently nondeductible expenses	0.3	0.3	0.4
Nontaxable dividend income	(0.5)	(0.5)	(0.4)
Extra tax deduction on expenses for research and development	(2.4)	(2.3)	(2.8)
Difference in statutory tax rates of foreign subsidiraries	(0.9)	(2.0)	(1.7)
Other—net	(0.4)	(1.9)	(0.5)

Effective income tax rates applied to income before income taxes and equity in net income of affiliated companies	36.2%	33.6%	35.4%

Schedule Of Net Deferred Tax Assets

Deferred tax assets and liabilities are included in the consolidated balance sheets as follows:

(¥ in millions)
At March 31:	2012	2011
Other current assets	¥31,853	¥28,884
Other assets	7,179	5,814
Other current liabilities	(293)	(1)
Other long-term liabilities	(7,228)	(2,648)

Net deferred tax assets	¥31,511	¥32,049

Schedule Of Significant Components Of Deferred Tax Assets And Liabilities

The significant components of deferred tax assets and liabilities are as follows:

(¥ in millions)
At March 31:	2012	2011
Deferred tax assets:
Allowance for doubtful accounts and credit losses	¥1,160	¥1,465
Intercompany profits	8,428	7,786
Adjustment of investment securities	7,571	8,273
Write-downs of inventories and fixed assets	1,820	1,708
Accrued bonus	5,745	6,000
Retirement and pension costs	16,684	17,197
Tax loss and credit carryforwards	6,599	3,287
Other temporary differences	25,422	21,661

Gross deferred tax assets	73,429	67,377
Less: valuation allowance	(3,900)	(986)

Net deferred tax assets	¥69,529	¥66,391

Deferred tax liabilities:
Adjustment of investment securities	¥20,646	¥22,605
Unremitted earnings of foreign subsidiaries and affiliates	8,755	8,237
Other temporary differences	8,617	3,500

Gross deferred tax liabilities	¥38,018	¥34,342

Schedule Of Valuation Allowance

The following table presents the reconciliation of the beginning and ending balances of the valuation allowance:

(¥ in millions)
For the years ended March 31:	2012	2011	2010
Balance at beginning of year	¥986	¥1,509	¥1,631
Addition	753	447	391
Deduction	(905)	(970)	(513)
Addition from acquisition	3,066	—	—

Balance at end of year	¥3,900	¥986	¥1,509

Schedule Of Reconciliation Of Unrecognized Tax Benefits

The following table presents the reconciliation of unrecognized tax benefits:

(¥ in millions)
For the years ended March 31:	2012	2011	2010
Balance at beginning of year	¥223	¥200	¥6,759
Gross increase for tax positions taken in prior years	1,639	87	26
Gross decrease for tax positions taken in prior years	—	(9)	(2,029)
Settlements	(118)	(8)	(4,534)
Lapse of statute of limitations	—	(19)	(27)
Other	(7)	(28)	5

Balance at end of year	¥1,737	¥223	¥200

Shareholders' Equity (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Accumulated Other Comprehensive Income (Loss)

The following table presents the components of accumulated other comprehensive loss, net of taxes:

(¥ in millions)
At March 31:	2012	2011
Foreign currency translation adjustments	¥(76,476)	¥(65,689)
Unrealized gains on securities	19,112	15,922
Unrealized losses on derivatives	(256)	(787)
Pension liability adjustments	(22,922)	(14,827)

Total accumulated other comprehensive loss	¥(80,542)	¥(65,381)

Schedule Of Effects Of Changes In Ownership Interests In Subsidiaries

The following table presents the effects of changes in Kubota Corporation’s ownership interests in its subsidiaries on Kubota Corporation shareholders’ equity:

(¥ in millions)
For the years ended March 31:	2012	2011	2010
Net income attributable to Kubota Corporation	¥61,552	¥54,822	¥42,326

Transfers from (to) the noncontrolling interests:
Increase in capital surplus for purchases of noncontrolling interests	319	425	125
Decrease in capital surplus for purchases of noncontrolling interests	(724)	(726)	(3,828)
Increase in capital surplus for changes in ownership interests in subsidiaries from other transactions	124	199	—
Decrease in capital surplus for changes in ownership interests in subsidiaries from other transactions	(25)	—	(206)

Net transfers to the noncontrolling interests	(306)	(102)	(3,909)

Change from net income attributable to Kubota Corporation and transfer to noncontrolling interests	¥61,246	¥54,720	¥38,417

Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Components Of Other Comprehensive Income (Loss)

The following table presents the components of other comprehensive income (loss), including reclassification adjustments and tax effects:

(¥ in millions)
	2012			2011			2010
For the years ended March 31:	Before-tax Amount	Tax Benefit (Expense)	Net-of-tax Amount	Before-tax Amount	Tax Benefit (Expense)	Net-of-tax Amount	Before-tax Amount	Tax Benefit (Expense)	Net-of-tax Amount
Foreign currency translation adjustments:
Foreign currency translation adjustments arising during period	¥(13,386)	¥27	¥(13,359)	¥(26,930)	¥548	¥(26,382)	¥8,248	¥2	¥8,250
Reclassification adjustment for losses (gains) realized in net income	—	—	—	—	—	—	—	—	—

	(13,386)	27	(13,359)	(26,930)	548	(26,382)	8,248	2	8,250

Unrealized gains (losses) on securities:
Unrealized gains (losses) on securities arising during period	1,886	18	1,904	(5,536)	2,245	(3,291)	21,476	(8,718)	12,758
Reclassification adjustment for losses (gains) realized in net income	2,043	(727)	1,316	(3,087)	1,253	(1,834)	(1,678)	681	(997)

	3,929	(709)	3,220	(8,623)	3,498	(5,125)	19,798	(8,037)	11,761

Unrealized gains (losses) on derivatives:
Unrealized gains (losses) onderivatives arising during period	101	(39)	62	(662)	228	(434)	(1,310)	472	(838)
Reclassification adjustments for losses realized in net income (gains) realized in net income	771	(295)	476	1,888	(650)	1,238	2,179	(785)	1,394

	872	(334)	538	1,226	(422)	804	869	(313)	556

Pension liability adjustments:
Pension liability adjustments arising during period	(12,529)	4,242	(8,287)	(4,602)	1,722	(2,880)	7,712	(3,133)	4,579
Reclassification adjustment for losses (gains) realized in net income	(115)	41	(74)	(336)	136	(200)	8,803	(3,574)	5,229

	(12,644)	4,283	(8,361)	(4,938)	1,858	(3,080)	16,515	(6,707)	9,808

Other comprehensive income (loss)	¥(21,229)	¥3,267	¥(17,962)	¥(39,265)	¥5,482	¥(33,783)	¥45,430	¥(15,055)	¥30,375

Schedule Of Components Of Other Comprehensive Income (Loss) Attributable To Kubota Corporation And Noncontrolling Interests

The following table presents the components of other comprehensive income (loss) attributable to Kubota Corporation and noncontrolling interests:

(¥ in millions)
	2012			2011			2010
For the years ended March 31:	Kubota Corporation	Non-controlling Interests	Total	Kubota Corporation	Non-controlling Interests	Total	Kubota Corporation	Non-controlling Interests	Total
Foreign currency translation adjustments	¥(10,743)	¥(2,616)	¥(13,359)	¥(23,294)	¥(3,088)	¥(26,382)	¥6,408	¥1,842	¥8,250
Unrealized gains (losses) on securities	3,190	30	3,220	(5,128)	3	(5,125)	11,728	33	11,761
Unrealized gains (losses) on derivatives	531	7	538	805	(1)	804	570	(14)	556
Pension liability adjustments	(8,095)	(266)	(8,361)	(3,093)	13	(3,080)	9,723	85	9,808

Other comprehensive income (loss)	¥(15,117)	¥(2,845)	¥(17,962)	¥(30,710)	¥(3,073)	¥(33,783)	¥28,429	¥1,946	¥30,375

Derivative Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Fair Values Of Derivative Instruments

Fair Values of Derivative Instruments

(¥ in millions)
	Other current assets		Other assets — Other		Other current liabilities		Other Long-term liabilities
At March 31:	2012	2011	2012	2011	2012	2011	2012	2011
Derivatives designated as hedging instruments:
Foreign exchange contracts	¥—	¥3	¥—	¥—	¥—	¥—	¥—	¥—
Interest rate swap contracts	—	—	—	—	299	908	84	332
Cross-currency interest rate swap contracts	90	—	—	—	—	288	—	72

Total derivatives designated as hedging instruments	¥90	¥3	¥—	¥—	¥299	¥1,196	¥84	¥404

Derivatives not designated as hedging instruments:
Foreign exchange contracts	¥342	¥—	¥—	¥—	¥2,155	¥982	¥6	¥—
Cross-currency swap contracts	131	—	66	—	43	—	20	—
Interest rate swap contracts	—	—	—	—	27	110	—	15
Cross-currency interest rate swap contracts	1,809	—	1,112	—	777	1,158	298	1,021

Total derivatives not designated as hedging instruments	¥2,282	¥—	¥1,178	¥—	¥3,002	¥2,250	¥324	¥1,036

Total	¥2,372	¥3	¥1,178	¥—	¥3,301	¥3,446	¥408	¥1,440

Schedule Of Income Effect Of Derivative Instruments In Cash Flow Hedges

Income Effect of Derivative Instruments

(¥ in millions)
	Gain (Loss) Recognized in Other Comprehensive Income and Realized in Net Income, before tax
Derivative instruments in cash flow hedges	Effective Portion Recognized in OCI	Consolidated Statements of Income Line Item	Effective Portion Reclassified from Accumulated OCI to Net Income
For the year ended March 31, 2012:
Foreign exchange contracts	¥—	Revenues	¥3
Interest rate swap contracts	(175)	Interest expense	(963)
Cross-currency interest rate swap contracts	276	Interest expense	(175)
		Foreign exchange gain (loss)-net	364

Total	¥101		¥(771)

For the year ended March 31, 2011:
Foreign exchange contracts	¥2	Revenues	¥13
Interest rate swap contracts	(943)	Interest expense	(2,193)
Cross-currency interest rate swap contracts	279	Interest expense	(142)
		Foreign exchange gain (loss)-net	434

Total	¥(662)		¥(1,888)

For the year ended March 31, 2010:
Foreign exchange contracts	¥356	Revenues	¥203
Interest rate swap contracts	(1,495)	Interest expense	(2,304)
Cross-currency interest rate swap contracts	(171)	Interest expense	(78)

Total	¥(1,310)		¥(2,179)

Schedule Of Derivative Instruments Not Designated As Hedging Instruments

(¥ in millions)
	Gain (Loss) Recognized in Net Income, before tax
Derivative instruments not designated as hedging instruments	Consolidated Statements of Income Line Item	Gain (Loss) Recognized in Net Income
For the year ended March 31, 2012:
Foreign exchange contracts	Foreign exchange gain (loss)—net	¥(373)
Cross-currency swap contracts	Foreign exchange gain (loss)—net	55
Interest rate swap contracts	Other—net	(104)
Cross-currency interest rate swap contracts	Other—net	2,644

Total		¥2,222

For the year ended March 31, 2011:
Foreign exchange contracts	Foreign exchange gain (loss)—net	¥2,659
Interest rate swap contracts	Other—net	32
Cross-currency interest rate swap contracts	Other—net	344

Total		¥3,035

For the year ended March 31, 2010:
Foreign exchange contracts	Foreign exchange gain (loss)—net	¥1,346
Interest rate swap contracts	Other—net	(175)
Cross-currency interest rate swap contracts	Other—net	(2,525)

Total		¥(1,354)

Fair Value Of Financial Instruments And Concentration Of Credit Risk (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Carrying Value And Fair Value Of Financial Instruments

(¥ in millions)
	Carrying Value	Fair Value
At March 31:		Level 1	Level 2	Level 3	Total
2012:
Financial assets:
Finance receivables—net	¥203,861	¥—	¥205,638	¥—	¥205,638
Long-term trade accounts receivable	57,283	—	60,583	—	60,583
Financial liabilities:
Long-term debt	(288,272)	—	(288,038)	—	(288,038)
2011:
Financial assets:
Finance receivables—net	¥193,382	¥—	¥193,749	¥—	¥193,749
Long-term trade accounts receivable	50,971	—	53,725	—	53,725
Financial liabilities:
Long-term debt	(274,198)	—	(274,507)	—	(274,507)

Fair Value Measurements (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Financial Assets And Liabilities Measured At Fair Value On A Recurring Basis

The following table presents the Company’s financial assets and financial liabilities that are measured at fair value on a recurring basis:

(¥ in millions)
At March 31:	Level 1	Level 2	Level 3	Total
2012:
Assets:
Available-for-sale securities:
Equity securities of financial institutions	¥34,339	¥—	¥—	¥34,339
Other equity securities	58,060	—	—	58,060
Derivatives:
Foreign exchange contracts	—	342	—	342
Cross-currency swap contracts	—	197	—	197
Cross-currency interest rate swap contracts	—	3,011	—	3,011

Total assets	¥92,399	¥3,550	¥—	¥95,949

Liabilities:
Derivatives:
Foreign exchange contracts	¥—	¥2,161	¥—	¥2,161
Cross-currency swap contracts	—	63	—	63
Interest rate swap contracts	—	410	—	410
Cross-currency interest rate swap contracts	—	1,075	—	1,075

Total liabilities	¥—	¥3,709	¥—	¥3,709

2011:
Assets:
Available-for-sale securities:
Equity securities of financial institutions	¥34,839	¥—	¥—	¥34,839
Other equity securities	55,634	—	—	55,634
Derivatives:
Foreign exchange contracts	—	3	—	3

Total assets	¥90,473	¥3	¥—	¥90,476

Liabilities:
Derivatives:
Foreign exchange contracts	¥—	¥982	¥—	¥982
Interest rate swap contracts	—	1,365	—	1,365
Cross-currency interest rate swap contracts	—	2,539	—	2,539

Total liabilities	¥—	¥4,886	¥—	¥4,886

Supplemental Expense Information (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Supplemental Expense Information

The following table presents the amounts of research and development expenses, advertising costs, shipping and handling costs, and depreciation and amortization included in cost of revenues and selling, general, and administrative expenses:

(¥ in millions)
For the years ended March 31:	2012	2011	2010
Research and development expenses	¥27,856	¥25,042	¥25,241
Advertising costs	6,979	7,178	7,658
Shipping and handling costs	40,033	37,836	36,497
Depreciation and amortization	23,861	26,517	28,903

Commitments And Contingencies (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Leased Assets Under Capital Leases

The Company leases certain office space and equipment and employee housing under cancelable and noncancelable lease agreements. Leased assets under capital leases are comprised of the following:

(¥ in millions)
At March 31:	2012	2011
Land	¥63	¥—
Machinery and equipment	5,971	7,616
Accumulated depreciation	(3,640)	(5,839)
Software	180	237

Total	¥2,574	¥2,014

Schedule Of Annual Maturities Of Future Minimum Lease Commitments Under Capital And Non-Cancelable Operating Leases

The following table presents the annual maturities of future minimum lease commitments under capital and non-cancelable operating leases at March 31, 2012:

(¥ in millions)
Years ending March 31:	Capital Leases	Operating Leases
2013	¥1,285	¥1,593
2014	736	1,297
2015	627	858
2016	474	587
2017	369	428
2018 and thereafter	388	461

Total minimum lease payments	3,879	¥5,224

Less: amounts representing interest	(539)

Present value of net minimum capital lease payments	¥3,340

Schedule Of Reconciliation Of The Beginning And Ending Balances Of Accrued Product Warranty Cost

The following table presents the reconciliation of the beginning and ending balances of accrued product warranty cost:

(¥ in millions)
For the years ended March 31:	2012	2011
Balance at beginning of year	¥5,598	¥6,707
Addition	3,638	3,750
Utilization	(3,788)	(4,305)
Other	428	(554)
Balance at end of year	¥5,876	¥5,598

Supplemental Cash Flow Information (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Supplemental Information Related To Statements Of Cash Flows

Supplemental information related to the consolidated statements of cash flows is as follows:

(¥ in millions)
For the years ended March 31:	2012	2011	2010
Cash paid during the year:
Interest	¥4,732	¥6,914	¥9,614
Income taxes	20,515	44,207	15,336
Non-cash investing and financing activities:
Obtaining assets by entering into capital leases	471	201	2,740

Segment Information (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Information By Reporting Segment

Information by reporting segments is summarized as follows:

(¥ in millions)
For the years ended March 31:	Farm & Industrial Machinery	Water & Environment Systems	Social Infrastructure	Other	Adjustments	Consolidated
2012:
Revenues:
External customers	¥713,943	¥198,511	¥64,775	¥30,790	¥—	¥1,008,019
Intersegment	69	2,428	2,832	18,010	(23,339)	—

Total	714,012	200,939	67,607	48,800	(23,339)	1,008,019

Operating income	¥97,776	¥14,829	¥2,651	¥2,450	¥(12,026)	¥105,680

Identifiable assets at March 31, 2012	¥1,039,280	¥184,990	¥61,282	¥49,530	¥152,587	¥1,487,669
Depreciation and amortization	14,582	4,768	1,806	705	2,000	23,861
Capital expenditures	20,077	3,390	2,686	1,071	3,888	31,112

2011:
Revenues:
External customers	¥651,518	¥192,768	¥60,439	¥28,960	¥—	¥933,685
Intersegment	64	1,594	2,657	15,837	(20,152)	—

Total	651,582	194,362	63,096	44,797	(20,152)	933,685

Operating income	¥86,487	¥13,121	¥2,463	¥2,096	¥(18,056)	¥86,111

Identifiable assets at March 31, 2011	¥918,656	¥170,691	¥62,092	¥39,386	¥166,027	¥1,356,852
Depreciation and amortization	15,870	6,010	1,931	697	2,009	26,517
Capital expenditures	13,871	4,861	3,764	691	764	23,951

2010:
Revenues:
External customers	¥616,726	¥222,949	¥63,293	¥27,676	¥—	¥930,644
Intersegment	77	611	2,710	14,091	(17,489)	—

Total	616,803	223,560	66,003	41,767	(17,489)	930,644

Operating income	¥60,485	¥19,723	¥2,699	¥2,629	¥(15,834)	¥69,702

Identifiable assets at March 31, 2010	¥930,480	¥186,768	¥65,519	¥42,246	¥184,020	¥1,409,033
Depreciation and amortization	18,489	6,033	1,933	552	1,896	28,903
Capital expenditures	14,820	5,969	1,992	741	2,516	26,038

(Notes)

1.	The unallocated corporate expenses included in “Adjustments” amounted to ¥12,030 million, ¥18,066 million, and ¥15,834 million for the years ended March 31, 2012, 2011, and 2010, respectively. The unallocated corporate assets included in “Adjustments” amounted to ¥171,354 million, ¥182,602 million, and ¥190,282 million at March 31, 2012, 2011, and 2010, respectively, which consisted mainly of cash and cash equivalents, investment securities, and corporate properties held or used by the administration departments of the parent company. “Adjustments” also included the elimination of intersegment transactions.
2.	The aggregated amounts of operating income equal to those in the consolidated statements of income, and refer to the consolidated statements of income for the reconciliation of operating income to income before income taxes and equity in net income of affiliated companies.
3.	Intersegment revenues are recorded at values that approximate market prices.

Schedule Of Revenues From External Customers By Product Groups

Information for revenues from external customers by product groups is summarized as follows:

(¥ in millions)
For the years ended March 31:	2012	2011	2010
Farm & Industrial Machinery:
Farm equipment and engines	¥619,989	¥580,671	¥561,165
Construction machinery	93,954	70,847	55,561

	713,943	651,518	616,726

Water & Environment Systems:
Pipe-related products	122,247	121,836	144,465
Environment-related products	76,264	70,932	78,484

	198,511	192,768	222,949

Social Infrastructure	64,775	60,439	63,293
Other	30,790	28,960	27,676

Total	¥1,008,019	¥933,685	¥930,644

Schedule Of Information For Revenues From External Customers By Destination And Long-Lived Assets Based On Physical Location

Information for revenues from external customers by destination and property, plant, and equipment based on physical location are summarized as follows:

(¥ in millions)
	2012	2011	2010
Revenues from external customers by destination for the years ended March 31:
Japan	¥498,684	¥477,913	¥501,663
North America	219,929	189,330	174,371
Europe	88,715	75,762	67,791
Asia Outside Japan	169,632	160,533	148,589
Other Areas	31,059	30,147	38,230

Total	¥1,008,019	¥933,685	¥930,644

Property, plant, and equipment based on physical location at March 31:
Japan	¥176,987	¥177,460	¥183,042
North America	15,158	16,146	20,210
Europe	9,580	1,733	2,162
Asia Outside Japan	20,087	18,794	13,983
Other Areas	3,255	3,225	1,496

Total	¥225,067	¥217,358	¥220,893

Summary Of Significant Accounting Policies - Additional Information (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Summary Of Significant Accounting Policies [Line Items]
Total assets of the VIE	¥ 177	¥ 199
Time deposits, total	2,935	28,907	24,230
Restricted cash	¥ 2,136	¥ 925	¥ 573
Net actuarial gain and losses	20.00%	20.00%	20.00%
Deferred tax benefit	50.00%
Long-term contracts for revenue recognition	2.30%	2.20%	2.10%
Weighted average number of shares outstanding	1,262,533,879	1,271,778,025	1,271,985,454
Potentially dilutive shares outstanding	0	0	0
Minimum
Summary Of Significant Accounting Policies [Line Items]
Defined benefit plan amortization of gains losses in percentage	10.00%
Maximum
Summary Of Significant Accounting Policies [Line Items]
Defined benefit plan amortization of gains losses in percentage	20.00%
Japan
Summary Of Significant Accounting Policies [Line Items]
Number of plants	20
Overseas
Summary Of Significant Accounting Policies [Line Items]
Number of plants	24
Building
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life, maximum years	10
Property, plant and equipment, useful life, maximum years	50
Machinery And Equipment
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life, maximum years	2
Property, plant and equipment, useful life, maximum years	14

Inventories (Schedule Of Inventory) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Inventories [Abstract]
Finished products	¥ 119,446	¥ 109,043
Spare parts	25,640	23,960
Work in process	31,495	24,477
Raw materials and supplies	25,489	16,737
Total inventory, net	¥ 202,070	¥ 174,217

Investments In And Loan Receivables From Affiliated Companies (Schedule Of Investments In And Loan Receivables) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Investments in and Advances to Affiliates [Line Items]
Total Investments and loan receivables from affiliated companies	¥ 23,890	¥ 16,569
Affiliated Entity
Investments in and Advances to Affiliates [Line Items]
Loan receivables-current	5,919
Loan receivables-noncurrent	370	234
Investments	¥ 17,601	¥ 16,335

Investments In And Loan Receivables From Affiliated Companies (Schedule Of Revenues And Net Income) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Investments in and Advances to Affiliates [Line Items]
Current assets	¥ 866,012	¥ 777,204
Total assets	1,487,669	1,356,852	1,409,033
Current liabilities	535,983	435,128
Long-term liabilitie	244,472	240,363
Affiliated Entity
Investments in and Advances to Affiliates [Line Items]
Current assets	60,059	54,358
Noncurrent assets	56,293	59,853
Total assets	116,352	114,211
Current liabilities	60,623	59,068
Long-term liabilitie	15,143	16,083
Net assets	¥ 40,586	¥ 39,060

Investments In And Loan Receivables From Affiliated Companies (Schedule Of Financial Information Of Affiliated Companies) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Investments in and Advances to Affiliates [Line Items]
Revenues	¥ 1,008,019	¥ 933,685	¥ 930,644
Cost of revenues	735,836	678,653	681,374
Net income	66,019	61,108	47,908
Affiliated Entity
Investments in and Advances to Affiliates [Line Items]
Revenues	231,133	222,694	210,492
Cost of revenues	167,905	162,836	155,350
Net income	¥ 3,038	¥ 1,442	¥ 873

Investments In And Loan Receivables From Affiliated Companies - Additional Information (Detail) (Affiliated Entity, JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Affiliated Entity
Investments in and Advances to Affiliates [Line Items]
Trade notes and accounts receivable from affiliated companies	¥ 22,742	¥ 21,885
Revenues from affiliated companies	64,868	63,886	65,246
Cash dividends received from affiliated companies	71	69	72
Retained earnings include net undistributed earnings of affiliated companies	¥ 12,070	¥ 11,361

Other Investments (Schedule Of Cost, Fair Value, And Gross Unrealized Holding Gains And Losses For Securities) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Cost	¥ 38,431	¥ 40,408
Fair Value	92,399	90,473
Gross Unrealized Holding Gains	53,978	51,196
Gross Unrealized Holding Losses	10	1,131
Equity Securities Of Financial Institutions
Schedule of Available-for-sale Securities [Line Items]
Cost	23,656	25,525
Fair Value	34,339	34,839
Gross Unrealized Holding Gains	10,685	10,403
Gross Unrealized Holding Losses	2	1,089
Other Equity Securities
Schedule of Available-for-sale Securities [Line Items]
Cost	14,775	14,883
Fair Value	58,060	55,634
Gross Unrealized Holding Gains	43,293	40,793
Gross Unrealized Holding Losses	¥ 8	¥ 42

Other Investments (Schedule Of Gross Unrealized Losses On, And Related Fair Value Of Available-For-Sale Securities) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months, Fair Value	¥ 585	¥ 9,908
Less than 12 months, Gross Unrealized Holding Losses	10	1,131
12 months or longer, Fair value
12 months or longer,Gross Unrealized Holding Losses
Other Equity Securities
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months, Fair Value	388	625
Less than 12 months, Gross Unrealized Holding Losses	8	42
12 months or longer, Fair value
12 months or longer,Gross Unrealized Holding Losses
Equity Securities Of Financial Institutions
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months, Fair Value	197	9,283
Less than 12 months, Gross Unrealized Holding Losses	2	1,089
12 months or longer, Fair value
12 months or longer,Gross Unrealized Holding Losses

Other Investments - Additional Information (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Schedule of Available-for-sale Securities [Line Items]
Valuation losses on other investments recognized to reflect the decline in fair value	¥ 2,570	¥ 1,758	¥ 143
Conversion ratio of common shares			0.191
Gain on nonmonetary exchange of securities		2,774
Investments in non-traded and unaffiliated companies	9,306	10,025
MS&AD Insurance Group Holdings, Inc.
Schedule of Available-for-sale Securities [Line Items]
Fair value of common shares		4,140
Nissay Dowa General Insurance Co., Ltd
Schedule of Available-for-sale Securities [Line Items]
Carrying amount of common shares		¥ 1,366

Other Investments (Schedule Of Sales Of Available-For-Sale Securities And Gross Realized Gains And Losses) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Other Investments [Abstract]
Proceeds from sales of available-for-sale securities		¥ 6,188	¥ 3,588
Gross realized gains		4,843	1,821
Gross realized losses

Sales Financing Receivables And Loan Receivables (Schedule Of Finance Receivables-Net) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total finance receivables-net	¥ 312,432	¥ 300,266
Less: current portion	(108,160)	(100,437)
Long-term finance receivables-net	204,272	199,829
Retail Finance Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Retail finance receivables	204,593	193,985
Less: Allowance for credit losses	(732)	(603)
Retail-net	203,861	193,382
Finance Lease Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance lease receivables	128,415	127,056
Less: Unearned income	(16,479)	(17,674)
Less: Allowance for credit losses	(3,365)	(2,498)
Finance leases-net	¥ 108,571	¥ 106,884

Sales Financing Receivables And Loan Receivables (Schedule Of Long-Term Trade Accounts Receivable-Net) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-current	¥ 31,409	¥ 27,487
Long-Term Trade Accounts Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	26,901	24,500
Non-current	31,409	27,487
Total long-term trade accounts receivable	58,310	51,987
Less: Allowance for doubtful accounts	(1,027)	(1,016)
Long-term trade accounts receivable-net	¥ 57,283	¥ 50,971

Sales Financing Receivables And Loan Receivables (Schedule Of Annual Maturities Of Retail Finance Receivables And Long-Term Trade Accounts Receivable And Future Minimum Lease Payments On Finance Leases) (Detail) (JPY ¥)
In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Retail Finance Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
2013	¥ 67,513
2014	59,705
2015	47,379
2016	26,750
2017	2,524
2018 and thereafter	722
Total	204,593	193,985
Finance Lease Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
2013	50,722
2014	34,748
2015	23,076
2016	14,260
2017	5,432
2018 and thereafter	177
Total	128,415	127,056
Long-Term Trade Accounts Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
2013	26,901
2014	12,516
2015	8,487
2016	5,517
2017	3,084
2018 and thereafter	1,805
Total long-term trade accounts receivable	¥ 58,310

Sales Financing Receivables And Loan Receivables (Schedule Of Finance Income And Expenses) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Sales Financing Receivables And Loan Receivables [Abstract]
Finance income	¥ 18,964	¥ 20,128	¥ 21,364
Finance expenses	¥ 6,699	¥ 8,773	¥ 10,029

Sales Financing Receivables And Loan Receivables (Schedule Of Recorded Investment In Sales Financing Receivables By Type Of Receivables, Region, And Credit Quality Indicator) (Detail) (JPY ¥)
In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Retail Finance Receivable | North America
Credit Quality [Line Items]
Total financing receivables	¥ 203,728	¥ 193,985
Retail Finance Receivable | North America | Rank A
Credit Quality [Line Items]
Total financing receivables	194,625	183,973
Retail Finance Receivable | North America | Rank B
Credit Quality [Line Items]
Total financing receivables	8,699	9,713
Retail Finance Receivable | North America | Rank C
Credit Quality [Line Items]
Total financing receivables	404	299
Retail Finance Receivable | Other Areas
Credit Quality [Line Items]
Total financing receivables	865
Retail Finance Receivable | Other Areas | Rank A
Credit Quality [Line Items]
Total financing receivables	865
Finance Lease Receivable | Japan
Credit Quality [Line Items]
Total financing receivables	8,766	9,666
Finance Lease Receivable | Japan | Rank A
Credit Quality [Line Items]
Total financing receivables	8,565	9,485
Finance Lease Receivable | Japan | Rank B
Credit Quality [Line Items]
Total financing receivables	201	181
Finance Lease Receivable | Asia Outside Japan
Credit Quality [Line Items]
Total financing receivables	103,170	99,716
Finance Lease Receivable | Asia Outside Japan | Rank A
Credit Quality [Line Items]
Total financing receivables	100,169	98,444
Finance Lease Receivable | Asia Outside Japan | Rank B
Credit Quality [Line Items]
Total financing receivables	3,001	1,272
Long-Term Trade Accounts Receivable | Japan
Credit Quality [Line Items]
Total financing receivables	58,228	51,987
Long-Term Trade Accounts Receivable | Japan | Rank A
Credit Quality [Line Items]
Total financing receivables	55,041	49,058
Long-Term Trade Accounts Receivable | Japan | Rank B
Credit Quality [Line Items]
Total financing receivables	2,669	2,890
Long-Term Trade Accounts Receivable | Japan | Rank C
Credit Quality [Line Items]
Total financing receivables	518	39
Long-Term Trade Accounts Receivable | Asia Outside Japan
Credit Quality [Line Items]
Total financing receivables	82
Long-Term Trade Accounts Receivable | Asia Outside Japan | Rank A
Credit Quality [Line Items]
Total financing receivables	¥ 82

Sales Financing Receivables And Loan Receivables (Schedule Of Age Analysis Of Past Due Sales Financing Receivables By Type Of Receivables And Region) (Detail) (JPY ¥)
In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
Up to 30 days past due	¥ 9,077	¥ 9,321
31-60 days Past due	1,500	1,528
61-90 days past due	784	509
Greater than 90 days past due	3,356	2,866
Total past due	14,717	14,224
Current	360,122	341,130
Total	374,839	355,354
Retail Finance Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	204,593	193,985
Finance Lease Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	111,936	109,382
Long-Term Trade Accounts Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	58,310	51,987
North America | Retail Finance Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Up to 30 days past due	7,586	8,061
31-60 days Past due	622	868
61-90 days past due	93	175
Greater than 90 days past due	802	895
Total past due	9,103	9,999
Current	194,625	183,986
Total	203,728	193,985
Other Areas | Retail Finance Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	865
Total	865
Japan | Finance Lease Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Up to 30 days past due	67	67
31-60 days Past due	25	14
61-90 days past due	22	6
Greater than 90 days past due	80	94
Total past due	194	181
Current	8,572	9,485
Total	8,766	9,666
Japan | Long-Term Trade Accounts Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Up to 30 days past due	925	834
31-60 days Past due	247	278
61-90 days past due	150	145
Greater than 90 days past due	1,097	1,515
Total past due	2,419	2,772
Current	55,809	49,215
Total	58,228	51,987
Asia Outside Japan | Finance Lease Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Up to 30 days past due	499	359
31-60 days Past due	606	368
61-90 days past due	519	183
Greater than 90 days past due	1,377	362
Total past due	3,001	1,272
Current	100,169	98,444
Total	103,170	99,716
Asia Outside Japan | Long-Term Trade Accounts Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	82
Total	¥ 82

Sales Financing Receivables And Loan Receivables - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 Day	Mar. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Face amount of each contract both in current assets and loan receivables from affiliated companies	¥ 6,289	¥ 234
North America
Accounts, Notes, Loans and Financing Receivable [Line Items]
Retail finance receivables placed on nonaccrual status, period, days	90
Nonaccrual retail finance receivables	¥ 802	¥ 895

Allowance For Doubtful Accounts And Credit Losses (Schedule Of Allowance For Doubtful Notes And Accounts Receivable) - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Repossessed assets	¥ 149	¥ 216

Allowance For Doubtful Accounts And Credit Losses (Schedule Of Allowance For Doubtful Notes And Accounts Receivable) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Allowance For Doubtful Accounts And Credit Losses [Abstract
Balance at beginning of year	¥ 2,806	¥ 2,821	¥ 2,512
Provision	173	300	636
Charge-offs	(225)	(77)	(46)
Other	(350)	(238)	(281)
Balance at end of year	¥ 2,404	¥ 2,806	¥ 2,821

Allowance For Doubtful Accounts And Credit Losses (Schedule Of Allowance For Doubtful Non-Current Receivables) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Allowance for doubtful non-current receivables:
Balance at beginning of year	¥ 932	¥ 770	¥ 859
Provision (Reversal)	(43)	259	59
Charge-offs	(13)	(93)	(74)
Other	(1)	(4)	(74)
Balance at end of year	¥ 875	¥ 932	¥ 770

Allowance For Doubtful Accounts And Credit Losses (Schedule Of Allowance For Credit Losses On Finance Receivables) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Allowance for credit losses on finance receivables:
Balance at beginning of year	¥ 3,101	¥ 1,706	¥ 1,586
Provision	2,268	2,304	855
Charge-offs	(945)	(780)	(327)
Other	(327)	(129)	(408)
Balance at end of year	¥ 4,097	¥ 3,101	¥ 1,706

Allowance For Doubtful Accounts And Credit Losses (Schedule Of Allowance For Credit Losses And Recorded Investment In Financing Receivables) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of year	¥ 4,117	¥ 2,108
Provision	2,279	2,918
Charge-offs	(945)	(780)
Recoveries	11
Other	(338)	(129)
Balance at end of year	5,124	4,117
Individually evaluated for impairment	906	318
Collectively evaluated for impairment	4,218	3,799
Balance at end of year	374,839	355,354
Individually evaluated for impairment	922	338
Collectively evaluated for impairment	373,917	355,016
Retail Finance Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of year	603	512
Provision	621	727
Charge-offs	(473)	(567)
Recoveries	11
Other	(30)	(69)
Balance at end of year	732	603
Individually evaluated for impairment	404	299
Collectively evaluated for impairment	328	304
Balance at end of year	204,593	193,985
Individually evaluated for impairment	404	299
Collectively evaluated for impairment	204,189	193,686
Finance Lease Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of year	2,498	1,194
Provision	1,647	1,577
Charge-offs	(472)	(213)
Recoveries
Other	(308)	(60)
Balance at end of year	3,365	2,498
Individually evaluated for impairment
Collectively evaluated for impairment	3,365	2,498
Balance at end of year	111,936	109,382
Individually evaluated for impairment
Collectively evaluated for impairment	111,936	109,382
Long-Term Trade Accounts Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of year	1,016	402
Provision	11	614
Charge-offs
Recoveries
Other
Balance at end of year	1,027	1,016
Individually evaluated for impairment	502	19
Collectively evaluated for impairment	525	997
Balance at end of year	58,310	51,987
Individually evaluated for impairment	518	39
Collectively evaluated for impairment	¥ 57,792	¥ 51,948

Business Combination - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012 Customer Relationships Year	Mar. 31, 2012 Developed Technology Rights Year	Mar. 31, 2012 Trademarks Year	Mar. 31, 2012 Trade Accounts Receivable	Mar. 31, 2012 Kverneland Asa
Business Acquisition [Line Items]
Percentage of outstanding shares acquired							78.95%
Cash consideration paid to acquire shares							¥ 18,105
Fair value of noncontrolling interest							4,993
Acquisition-related cost							524
Current assets acquired, at fair value						7,129
Current assets acquired, contractual amount						7,366
Finite-lived intangible assets acquired	¥ 17,414	¥ 1,372	¥ 6,441	¥ 3,037	¥ 1,391
Acquired intangible assets, weighted average useful life, years			13	6	10

Business Combination (Schedule Of Assets Acquired And Liabilities Assumed) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Business Combination [Abstract]
Current assets	¥ 28,059
Investments and long-term finance receivables	637
Property, plant, and equipment	8,198
Goodwill	3,966
Intangible assets	12,584
Other assets	1,950
Total assets acquired	55,394
Current liabilities	22,940
Long-term liabilities	9,356
Total liabilities assumed	32,296
Total net assets acquired	¥ 23,098

Goodwill And Other Intangible Assets (Schedule Of The Components Of Intangible Assets) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Intangible Assets Subject to Amortization, Gross Carrying Amount	¥ 30,569	¥ 14,360
Intangible Assets Subject to Amortization, Accumulated Amortization	(8,691)	(8,045)
Intangible Assets Subject to Amortization, Net Carrying Amount	21,878	6,315
Software
Finite-Lived Intangible Assets [Line Items]
Intangible Assets Subject to Amortization, Gross Carrying Amount	16,292	13,760
Intangible Assets Subject to Amortization, Accumulated Amortization	(8,378)	(7,777)
Intangible Assets Subject to Amortization, Net Carrying Amount	7,914	5,983
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Intangible Assets Subject to Amortization, Gross Carrying Amount	6,441
Intangible Assets Subject to Amortization, Net Carrying Amount	6,441
Know How Technology
Finite-Lived Intangible Assets [Line Items]
Intangible Assets Subject to Amortization, Gross Carrying Amount	3,051	11
Intangible Assets Subject to Amortization, Accumulated Amortization	(4)	(3)
Intangible Assets Subject to Amortization, Net Carrying Amount	3,047	8
Others
Finite-Lived Intangible Assets [Line Items]
Intangible Assets Subject to Amortization, Gross Carrying Amount	4,785	589
Intangible Assets Subject to Amortization, Accumulated Amortization	(309)	(265)
Intangible Assets Subject to Amortization, Net Carrying Amount	¥ 4,476	¥ 324

Goodwill And Other Intangible Assets (Schedule Of The Components Of Intangible Assets) - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired	¥ 17,414	¥ 1,372
Aggregate amortization expense of intangible assets	2,009	2,313	2,109
Farm & Industrial Machinery
Acquired Finite-Lived Intangible Assets [Line Items]
Carrying amounts of Goodwill	4,618	718	711
Software
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired	¥ 3,751	¥ 1,338
Amortization Periods (years)	5	5

Goodwill And Other Intangible Assets (Schedule Of Future Estimated Amortization Expenses Of Intangible Assets) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2012
Goodwill And Other Intangible Assets [Abstract]
2013	¥ 4,382
2014	3,316
2015	2,781
2016	2,313
2017	¥ 2,114

Short-Term Borrowings And Long-Term Debt - Additional Information (Detail) (JPY ¥)	12 Months Ended
	Mar. 31, 2012 Year	Mar. 31, 2011 Year
Debt Instrument [Line Items]
Notes payable to banks	¥ 69,623,000,000	¥ 76,642,000,000
Commercial paper	6,000,000,000
Short-term borrowings, weighted average interest rates	0.99%	1.45%
Committed lines of credit	20,000,000,000	20,000,000,000
Terms of committed lines of credit, years	1	1
Weighted average interest rates on long-term loans	1.68%	1.82%
Minimum total equity to be maintained	477,000,000,000
Minimum total Kubota Corporation equity to be maintained	¥ 303,100,000,000
Minimum
Debt Instrument [Line Items]
Stated annual interest rates on short-term borrowings	0.10%	0.47%
Maximum
Debt Instrument [Line Items]
Stated annual interest rates on short-term borrowings	5.90%	6.10%

Short-Term Borrowings And Long-Term Debt (Schedule Of Long-Term Debt) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Long Term Debt [Line Items]
Collateralized	¥ 30,999	¥ 17,322
Unsecured	196,047	207,826
Capital lease obligations	3,340	3,118
Total	291,612	277,316
Less: current portion	(107,210)	(85,556)
Long-term debt	184,402	191,760
Yen Notes (Floating Rate 0.70%) Due In Year 2012
Long Term Debt [Line Items]
Unsecured		4,000
Due in years ending March 31:	2012
Yen Notes (Floating Rate 0.70%) Due In Year 2013
Long Term Debt [Line Items]
Unsecured	4,000	4,000
Due in years ending March 31:	2013
Yen Notes (Floating Rate 0.69%) Due In Year 2013
Long Term Debt [Line Items]
Unsecured	2,000	2,000
Due in years ending March 31:	2013
Yen Notes (Floating Rate 0.45%) Due In Year 2013
Long Term Debt [Line Items]
Unsecured	5,000	5,000
Due in years ending March 31:	2013
NOK Notes (Floating Rate 9.68%) Due In 2013
Long Term Debt [Line Items]
Unsecured	4,597
Due in years ending March 31:	2013
SEK Notes (Fixed Rate 9.32%) Due In 2013
Long Term Debt [Line Items]
Unsecured	1,237
Due in years ending March 31:	2013
U.S.$ Notes (Floating Rate 1.0%) Due In Year 2013
Long Term Debt [Line Items]
Unsecured	3,896	4,050
Due in years ending March 31:	2013
Yen Notes (Fixed Rate 1.54%) Due In Year 2013
Long Term Debt [Line Items]
Unsecured	10,000	10,000
Due in years ending March 31:	2013
Yen Notes (Fixed Rate 1.27%) Due In Year 2013
Long Term Debt [Line Items]
Unsecured	10,000	10,000
Due in years ending March 31:	2013
Yen Notes (Fixed Rate 1.53%) Due In Year 2015
Long Term Debt [Line Items]
Unsecured	10,000	10,000
Due in years ending March 31:	2015
U.S.$ Notes (Floating Rate 0.55%) Due In Year 2015
Long Term Debt [Line Items]
Unsecured	3,892
Due in years ending March 31:	2015
U.S.$ Notes (Floating Rate 0.72%) Due In Year 2016
Long Term Debt [Line Items]
Unsecured	3,885
Due in years ending March 31:	2016
U.S.$ Notes (Floating Rate 0.82%) Due In Year 2016
Long Term Debt [Line Items]
Unsecured	¥ 2,719
Due in years ending March 31:	2016

Short-Term Borrowings And Long-Term Debt (Schedule Of Long-Term Debt) (Parenthetical) (Detail)	Mar. 31, 2012	Mar. 31, 2011
Yen Notes (Floating Rate 0.70%) Due In Year 2012
Long Term Debt [Line Items]
Interest rate on long-term debt	0.70%	0.70%
Yen Notes (Floating Rate 0.70%) Due In Year 2013
Long Term Debt [Line Items]
Interest rate on long-term debt	0.70%	0.70%
Yen Notes (Floating Rate 0.69%) Due In Year 2013
Long Term Debt [Line Items]
Interest rate on long-term debt	0.69%	0.69%
Yen Notes (Floating Rate 0.45%) Due In Year 2013
Long Term Debt [Line Items]
Interest rate on long-term debt	0.45%	0.45%
NOK Notes (Floating Rate 9.68%) Due In 2013
Long Term Debt [Line Items]
Interest rate on long-term debt	9.68%	9.68%
SEK Notes (Fixed Rate 9.32%) Due In 2013
Long Term Debt [Line Items]
Interest rate on long-term debt	9.32%	9.32%
U.S.$ Notes (Floating Rate 1.0%) Due In Year 2013
Long Term Debt [Line Items]
Interest rate on long-term debt	1.00%	1.00%
Yen Notes (Fixed Rate 1.54%) Due In Year 2013
Long Term Debt [Line Items]
Interest rate on long-term debt	1.54%	1.54%
Yen Notes (Fixed Rate 1.27%) Due In Year 2013
Long Term Debt [Line Items]
Interest rate on long-term debt	1.27%	1.27%
Yen Notes (Fixed Rate 1.53%) Due In Year 2015
Long Term Debt [Line Items]
Interest rate on long-term debt	1.53%	1.53%
U.S.$ Notes (Floating Rate 0.55%) Due In Year 2015
Long Term Debt [Line Items]
Interest rate on long-term debt	0.55%	0.55%
U.S.$ Notes (Floating Rate 0.72%) Due In Year 2016
Long Term Debt [Line Items]
Interest rate on long-term debt	0.72%	0.72%
U.S.$ Notes (Floating Rate 0.82%) Due In Year 2016
Long Term Debt [Line Items]
Interest rate on long-term debt	0.82%	0.82%

Short-Term Borrowings And Long-Term Debt (Schedule Of Annual Maturities Of Long-Term Debt) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Short-Term Borrowings And Long-Term Debt [Abstract]
2013	¥ 107,210
2014	58,800
2015	76,941
2016	28,828
2017	19,045
2018 and thereafter	788
Total	¥ 291,612	¥ 277,316

Short-Term Borrowings And Long-Term Debt (Schedule Of Assets Pledged As Collateral) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012		Mar. 31, 2011
Short-Term Borrowings And Long-Term Debt [Abstract]
Trade accounts receivable			¥ 1,403
Short-term finance receivables	14,716		8,575
Other current assets	273	[1]	162	[1]
Long-term finance receivables	20,688		10,871
Property, plant, and equipment	1,749		6,100
Total	¥ 37,426		¥ 27,111

[1]	Other current assets represent the restricted cash which is pledged as collateral in accordance with the terms of borrowing.

Short-Term Borrowings And Long-Term Debt (Schedule Of Assets Pledged Against Liabilities) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Short-Term Borrowings And Long-Term Debt [Abstract]
Short-term borrowings	¥ 669	¥ 4,710
Current portion of long-term debt	12,800	7,345
Long-term debt	18,199	9,977
Total	¥ 31,668	¥ 22,032

Retirement And Pension Plans (Schedule Of Funded Status And The Amounts Recognized In The Consolidated Balance Sheets) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Retirement And Pension Plans [Abstract]
Benefit obligations	¥ 180,868	¥ 165,637	¥ 168,974
Fair value of plan assets	138,986	130,437
Amounts recognized in the consolidated balance sheets-net	(41,882)	(35,200)
Accrued retirement and pension costs	(41,882)	(35,285)
Prepaid expenses for benefit plans, included in other assets		85
Amounts recognized in the consolidated balance sheets-net	¥ (41,882)	¥ (35,200)

Retirement And Pension Plans (Schedule Of Amounts Recognized In Accumulated Other Comprehensive Income, Before Tax) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Retirement And Pension Plans [Abstract]
Actuarial loss	¥ (39,794)	¥ (28,344)
Prior service benefit	2,820	3,628
Total recognized in accumulated other comprehensive income (loss), before tax	¥ (36,974)	¥ (24,716)

Retirement And Pension Plans (Schedule Of Projected Benefit Obligations And Fair Value Of Plan Assets) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Retirement And Pension Plans [Abstract]
Projected benefit obligations	¥ 180,868	¥ 163,060
Fair value of plan assets	138,986	127,775
Accumulated benefit obligations	175,419	161,322
Fair value of plan assets	¥ 135,314	¥ 126,380

Retirement And Pension Plans (Schedule Of Changes In Benefit Obligations) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Benefit obligations at beginning of year	¥ 165,637		¥ 168,974
Service cost	6,584		6,117		5,933
Interest cost	3,589		3,315		3,646
Actuarial loss (gain)	11,979		(831)
Addition from acquisition	5,464
Foreign currency exchange rate changes	(448)		(363)
Benefit obligations at end of year	180,868		165,637		168,974
Accumulated benefit obligations at March 31	178,525		164,942
Discount rate	2.20%	[1]	2.60%	[1]
Lump-Sum Payments [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefits paid	(7,444)		(7,226)
Annuity Payments [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefits paid	¥ (4,493)		¥ (4,349)

[1]	The rate of compensation increase is not used in the calculations of benefit obligations under the point-based benefits system.

Retirement And Pension Plans (Schedule Of Changes In Plan Assets) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at end of year	¥ 138,986	¥ 130,437
Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	130,437	129,156
Actual return on plan assets	1,933	(2,694)
Employer contributions	13,741	13,427
Addition from acquisition	2,672
Foreign currency exchange rate changes	(256)	(340)
Fair value of plan assets at end of year	138,986	130,437
Plan Assets Lump-Sum Payments
Defined Benefit Plan Disclosure [Line Items]
Benefits paid	(5,048)	(4,763)
Plan Assets Annuity Payments
Defined Benefit Plan Disclosure [Line Items]
Benefits paid	¥ (4,493)	¥ (4,349)

Retirement And Pension Plans - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Target allocation percentage of equity securities	31.00%
Target allocation percentage of debt securities	50.00%
Target allocation percentage of other investment	19.00%
Amortization of actuarial loss	¥ 693	¥ 472	¥ 9,611
Percentage of excess recognized net actuarial gains and losses by projected benefit obligation or plan assets	20.00%	20.00%	20.00%
Estimated contribution to defined benefit pension plans	¥ 14,300

Retirement And Pension Plans (Schedule Of Fair Value Of Plan Assets) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012		Mar. 31, 2011
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets	¥ 138,986		¥ 130,437
Cash And Short-Term Investments
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets	2,692		3,252
General Accounts Of Insurance Company
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets	25,293		1,923
Financial Institutions | Equity Securities Of Japanese Companies | Japanese Companies
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets	5,448		5,318
Other Industries | Equity Securities Of Japanese Companies | Japanese Companies
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets	4,723		4,390
Pooled Funds | Equity Securities Of Japanese Companies | Japanese Companies
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets	14,030	[1]	19,054	[1]
Pooled Funds | Equity Securities Of Foreign Companies | Foreign Companies
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets	22,203	[1]	22,639	[1]
Debt Securities | Pooled Funds | Japanese Issuers
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets	50,604	[2]	61,575	[2]
Debt Securities | Pooled Funds | Foreign Issuers
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets	13,638	[3]	11,766	[3]
Other Assets
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets	355	[4]	520	[4]
Level 1
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets	11,337		10,792
Level 1 | Cash And Short-Term Investments
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets	1,166		1,084
Level 1 | Financial Institutions | Equity Securities Of Japanese Companies | Japanese Companies
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets	5,448		5,318
Level 1 | Other Industries | Equity Securities Of Japanese Companies | Japanese Companies
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets	4,723		4,390
Level 2
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets	127,480		119,329
Level 2 | Cash And Short-Term Investments
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets	1,526		2,168
Level 2 | General Accounts Of Insurance Company
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets	25,293		1,923
Level 2 | Pooled Funds | Equity Securities Of Japanese Companies | Japanese Companies
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets	14,030	[1]	19,054	[1]
Level 2 | Pooled Funds | Equity Securities Of Foreign Companies | Foreign Companies
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets	22,203	[1]	22,639	[1]
Level 2 | Debt Securities | Pooled Funds | Japanese Issuers
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets	50,604	[2]	61,575	[2]
Level 2 | Debt Securities | Pooled Funds | Foreign Issuers
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets	13,638	[3]	11,766	[3]
Level 2 | Other Assets
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets	186	[4]	204	[4]
Level 3
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets	169		316
Level 3 | Other Assets
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets	¥ 169	[4]	¥ 316	[4]

[1]	These funds are invested in listed equity securities.
[2]	These funds are invested in approximately 88% Japanese government and municipal bonds and 12% Japanese corporate bonds at March 31, 2012, and 85% Japanese government and municipal bonds and 15% Japanese corporate bonds at March 31, 2011.
[3]	These funds are invested in foreign government bonds.
[4]	This class includes the pooled funds which invest in private equity.

Retirement And Pension Plans (Schedule Of Fair Value Of Plan Assets) (Parenthetical) (Detail)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Japanese Government And Municipal Bonds [Member]
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Percentage of funds invested in different categories	88.00%	85.00%
Japanese Corporate Bonds [Member]
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Percentage of funds invested in different categories	12.00%	15.00%

Retirement And Pension Plans (Schedule Of Net Periodic Benefit Cost For Defined Benefit Pension Plans And Severance Indemnity Plans) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Retirement And Pension Plans [Abstract]
Service cost	¥ 6,584		¥ 6,117		¥ 5,933
Interest cost	3,589		3,315		3,646
Expected return on plan assets	(2,657)		(2,585)		(2,200)
Amortization of prior service benefit	(808)		(808)		(808)
Amortization of actuarial loss	693		472		9,611
Total	¥ 7,401		¥ 6,511		¥ 16,182
Expected long-term rate of return on plan assets	2.50%		2.50%		2.50%
Discount rate	2.60%	[1]	2.40%	[1]	2.50%	[1]

[1]	The rate of compensation increase is not used in the calculations of net periodic benefit cost under the point-based benefits system.

Retirement And Pension Plans (Schedule Of Amounts Recognized In Other Comprehensive Income (Loss), Before Tax) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Retirement And Pension Plans [Abstract]
Actuarial gain (loss) recognized in other comprehensive income	¥ (12,529)	¥ (4,602)	¥ 7,712
Reclassification adjustment for prior service benefit realized in net income	(808)	(808)	(808)
Reclassification adjustment for actuarial loss realized in net income	693	472	9,611
Net recognized in other comprehensive income (loss), before tax	¥ (12,644)	¥ (4,938)	¥ 16,515

Retirement And Pension Plans (Schedule Of Estimated Prior Service Benefit And Actuarial Loss) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2012
Retirement And Pension Plans [Abstract]
Prior service benefit	¥ (808)
Actuarial loss	¥ 6,092

Retirement And Pension Plans (Schedule Of Expected Benefit Payments To The Participants) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Retirement And Pension Plans [Abstract]
2013	¥ 12,341
2014	11,921
2015	11,734
2016	11,462
2017	11,725
2018-2022	¥ 47,748

Revenue Recognition For Long-Term Contracts - Additional Information (Detail)	12 Months Ended
Mar. 31, 2012
Minimum
Completion of long-term contracts	Two
Maximum
Completion of long-term contracts	Three

Revenue Recognition For Long-Term Contracts (Schedule Of Notes And Accounts Receivable) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Less than 1 year	¥ 12,040	¥ 12,794
1-2 years	1,856	789
Over 2 years	2
Notes Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Less than 1 year	633	241
Accounts Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Less than 1 year	11,407	12,553
1-2 years	1,856	789
Over 2 years	¥ 2

Income Taxes (Schedule Of Income Before Income Taxes, Domestic And Foreign) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Income Taxes [Abstract]
Domestic	¥ 63,429	¥ 54,306	¥ 42,208
Foreign	37,509	36,994	31,275
Income before income taxes and equity in net income of affiliated companies	100,938	91,300	73,483
Current, Domestic	23,932	12,312	16,462
Current, Foreign	11,662	14,825	12,078
Current, Total	35,594	27,137	28,540
Deferred, Domestic	1,278	6,142	(2,090)
Deferred, Foreign	(324)	(2,595)	(473)
Deferred, Total	954	3,547	(2,563)
Total income taxes	¥ 36,548	¥ 30,684	¥ 25,977

Income Taxes (Schedule Of Effective Income Tax Rate Reconciliation) (Detail)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Income Taxes [Abstract]
Normal Japanese statutory tax rates applied to income before income taxes and equity in net income of affiliated companies	40.60%	40.60%	40.60%
Decrease in valuation allowance	(0.50%)	(0.60%)	(0.20%)
Permanently nondeductible expenses	0.30%	0.30%	0.40%
Nontaxable dividend income	(0.50%)	(0.50%)	(0.40%)
Extra tax deduction on expenses for research and development	(2.40%)	(2.30%)	(2.80%)
Difference in statutory tax rates of foreign subsidiraries	(0.90%)	(2.00%)	(1.70%)
Other-net	(0.40%)	(1.90%)	(0.50%)
Effective income tax rates applied to income before income taxes and equity in net income of affiliated companies	36.20%	33.60%	35.40%

Income Taxes (Schedule Of Net Deferred Tax Assets) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Income Taxes [Abstract]
Other current assets	¥ 31,853	¥ 28,884
Other assets	7,179	5,814
Other current liabilities	(293)	(1)
Other long-term liabilities	(7,228)	(2,648)
Net deferred tax assets	¥ 31,511	¥ 32,049

Income Taxes (Schedule Of Significant Components Of Deferred Tax Assets And Liabilities) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Income Taxes [Abstract]
Allowance for doubtful accounts and credit losses	¥ 1,160	¥ 1,465
Intercompany profits	8,428	7,786
Adjustment of investment securities	7,571	8,273
Write-downs of inventories and fixed assets	1,820	1,708
Accrued bonus	5,745	6,000
Retirement and pension costs	16,684	17,197
Tax loss and credit carryforwards	6,599	3,287
Other temporary differences	25,422	21,661
Gross deferred tax assets	73,429	67,377
Less: valuation allowance	(3,900)	(986)
Net deferred tax assets	69,529	66,391
Adjustment of investment securities	20,646	22,605
Unremitted earnings of foreign subsidiaries and affiliates	8,755	8,237
Other temporary differences	8,617	3,500
Gross deferred tax liabilities	¥ 38,018	¥ 34,342

Income Taxes - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Income Taxes [Line Items]
Normal Japanese statutory tax rates applied to income before income taxes and equity in net income of affiliated companies	40.60%	40.60%	40.60%
Increase income taxes-deferred due to revision of tax law	¥ 386
Deferred income taxes relating to intercompany profits	8,428	7,786
Income tax deferred	642	303	1,362
Deferred tax assets, net	69,529	66,391
Tax loss carry forwards	20,560
Tax loss carryforward subject to expiration	9,290
Tax loss carryforwards not subject to limitation	11,270
Unrecognized tax benefits that would impact effective tax rate	0	0	0
Income tax payable			4,534	6,500
Tax refund			2,807	4,647
From April 1, 2012 to March 31, 2015
Income Taxes [Line Items]
Normal Japanese statutory tax rates applied to income before income taxes and equity in net income of affiliated companies	38.00%
After April 1, 2015
Income Taxes [Line Items]
Normal Japanese statutory tax rates applied to income before income taxes and equity in net income of affiliated companies	35.60%
Asc 740
Income Taxes [Line Items]
Deferred tax assets, net	¥ 61,101	¥ 58,605
Minimum
Income Taxes [Line Items]
Tax loss carry forward expiration	2013
Maximum
Income Taxes [Line Items]
Tax loss carry forward expiration	2021

Income Taxes (Schedule Of Valuation Allowance) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Income Taxes [Abstract]
Balance at beginning of year	¥ 986	¥ 1,509	¥ 1,631
Addition	753	447	391
Deduction	(905)	(970)	(513)
Addition from acquisition	3,066
Balance at end of year	¥ 3,900	¥ 986	¥ 1,509

Income Taxes (Schedule Of Reconciliation Of Unrecognized Tax Benefits) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Income Taxes [Abstract]
Balance at beginning of year	¥ 223	¥ 200	¥ 6,759
Gross increase for tax positions taken in prior years	1,639	87	26
Gross decrease for tax positions taken in prior years		(9)	(2,029)
Settlements	(118)	(8)	(4,534)
Lapse of statute of limitations		(19)	(27)
Other	(7)	(28)	5
Balance at end of year	¥ 1,737	¥ 223	¥ 200

Shareholders' Equity - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2012
Stockholders Equity [Line Items]
Other retained earnings, less treasury stock	¥ 225,295
Dividends appropriated as additional paid-in capital	10.00%
Percentage of common stock equal to additional paid-in capital and legal reserve	25.00%

Shareholders' Equity (Schedule Of Accumulated Other Comprehensive Income (Loss) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Shareholders' Equity [Abstract]
Foreign currency translation adjustments	¥ (76,476)	¥ (65,689)
Unrealized gains on securities	19,112	15,922
Unrealized losses on derivatives	(256)	(787)
Pension liability adjustments	(22,922)	(14,827)
Total accumulated other comprehensive loss	¥ (80,542)	¥ (65,381)

Shareholders' Equity (Schedule Of Effects Of Changes In Ownership Interests In Subsidiaries) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Shareholders' Equity [Abstract]
Net income attributable to Kubota Corporation	¥ 61,552	¥ 54,822	¥ 42,326
Increase in capital surplus for purchases of noncontrolling interests	319	425	125
Decrease in capital surplus for purchases of noncontrolling interests	(724)	(726)	(3,828)
Increase in capital surplus for changes in ownership interests in subsidiaries from other transactions	124	199
Decrease in capital surplus for changes in ownership interests in subsidiaries from other transactions	(25)		(206)
Net transfers to the noncontrolling interests	(306)	(102)	(3,909)
Change from net income attributable to Kubota Corporation and transfer to noncontrolling interests	¥ 61,246	¥ 54,720	¥ 38,417

Other Comprehensive Income (Loss) (Schedule Of Other Comprehensive Income (Loss)) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Shareholders' Equity (Schedule Of Accumulated Other Comprehensive Income (Loss)
Foreign currency translation adjustments arising during period, Before-tax Amount	¥ (13,386)	¥ (26,930)	¥ 8,248
Reclassification adjustment for losses (gains) realized in net income, Before-tax Amount
Foreign currency translation adjustments arising during period, Before-tax Amount	(13,386)	(26,930)	8,248
Unrealized gains (losses) on securities arising during period, Before-tax Amount	1,886	(5,536)	21,476
Reclassification adjustment for losses (gains) realized in net income, Before-tax Amount	2,043	(3,087)	(1,678)
Unrealized gains (losses) on securities, Before-tax Amount	3,929	(8,623)	19,798
Unrealized losses on derivatives arising during period, Before-tax Amount	101	(662)	(1,310)
Reclassification adjustments for losses (gains) realized in net income, Before-tax Amount	771	1,888	2,179
Unrealized gains (losses) on derivatives, Before-tax Amount	872	1,226	869
Pension liability adjustments arising during period, Before-tax Amount	(12,529)	(4,602)	7,712
Reclassification adjustment for losses (gains) realized in net income, Before-tax Amount	(115)	(336)	8,803
Net recognized in other comprehensive income (loss), before tax	(12,644)	(4,938)	16,515
Other comprehensive income (loss), Before-tax Amount	(21,229)	(39,265)	45,430
Foreign currency translation adjustments arising during period, Tax Benefit (Expense)	27	548	2
Reclassification adjustment for losses (gains) realized in net income, Tax Benefit (Expense)
Foreign currency translation adjustments arising during period, Tax Benefit (Expense)	27	548	2
Unrealized gains (losses) on securities arising during period, Tax Benefit (Expense)	18	2,245	(8,718)
Reclassification adjustment for losses (gains) realized in net income, Tax Benefit (Expense)	(727)	1,253	681
Unrealized gains (losses) on securities, Tax Benefit (Expense)	(709)	3,498	(8,037)
Unrealized losses on derivatives arising during period, Tax Benefit (Expense)	(39)	228	472
Reclassification adjustments for losses (gains) realized in net income, Tax Benefit (Expense)	(295)	(650)	(785)
Unrealized gains (losses) on derivatives, Tax Benefit (Expense)	(334)	(422)	(313)
Pension liability adjustments arising during period, Tax Benefit (Expense)	4,242	1,722	(3,133)
Reclassification adjustment for losses (gains) realized in net income, Tax Benefit (Expense)	41	136	(3,574)
Pension liability adjustments, Tax Benefit (Expense)	4,283	1,858	(6,707)
Other comprehensive income (loss), Tax Benefit (Expense)	3,267	5,482	(15,055)
Foreign currency translation adjustments arising during period, Net-of-tax Amount	(13,359)	(26,382)	8,250
Reclassification adjustment for losses (gains) realized in net income, Net-of-tax Amount
Foreign currency translation adjustments arising during period, Net-of-tax Amount	(13,359)	(26,382)	8,250
Unrealized gains (losses) on securities arising during period, Net-of-tax Amount	1,904	(3,291)	12,758
Reclassification adjustment for losses (gains) realized in net income, Net-of-tax Amount	1,316	(1,834)	(997)
Unrealized gains (losses) on securities, Net-of-tax Amount	3,220	(5,125)	11,761
Unrealized losses on derivatives arising during period, Net-of-tax Amount	62	(434)	(838)
Reclassification adjustments for losses (gains) realized in net income, Net-of-tax Amount	476	1,238	1,394
Unrealized gains (losses) on derivatives, Net-of-tax Amount	538	804	556
Pension liability adjustments arising during period, Net-of-tax Amount	(8,287)	(2,880)	4,579
Reclassification adjustment for losses (gains) realized in net income, Net-of-tax Amount	(74)	(200)	5,229
Pension liability adjustments, Net-of-tax Amount	(8,361)	(3,080)	9,808
Other comprehensive income (loss), Net-of-tax Amount	¥ (17,962)	¥ (33,783)	¥ 30,375

Other Comprehensive Income (Loss) (Schedule Of Components Of Other Comprehensive Income (Loss) Attributable To Kubota Corporation And Noncontrolling Interests) (Detail) (JPY ¥)
In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Other Comprehensive Income (Loss) [Abstract]
Foreign currency translation adjustments, Kubota Corporation	¥ (10,743)	¥ (23,294)	¥ 6,408
Unrealized gains (losses) on securities, Kubota Corporation	3,190	(5,128)	11,728
Unrealized gains (losses) on derivatives, Kubota Corporation	531	805	570
Pension liability adjustments, Kubota Corporation	(8,095)	(3,093)	9,723
Other comprehensive income (loss), Kubota Corporation	(15,117)	(30,710)	28,429
Foreign currency translation adjustments, Non-controlling Interests	(2,616)	(3,088)	1,842
Unrealized gains (losses) on securities, Non-controlling Interests	30	3	33
Unrealized gains (losses) on derivatives, Non-controlling Interests	7	(1)	(14)
Pension liability adjustments, Non-controlling Interests	(266)	13	85
Other comprehensive income (loss), Non-controlling Interests	(2,845)	(3,073)	1,946
Foreign currency translation adjustments, Total	(13,359)	(26,382)	8,250
Unrealized gains (losses) on securities, Total	3,220	(5,125)	11,761
Unrealized gains (losses) on derivatives, Total	538	804	556
Pension liability adjustments, Total	(8,361)	(3,080)	9,808
Total other comprehensive income (loss)	¥ (17,962)	¥ (33,783)	¥ 30,375

Derivative Financial Instruments (Schedule Of Fair Values Of Derivative Instruments) - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2012
Derivatives, Fair Value [Line Items]
Unrecognized net loss (net of tax) on derivatives, to be reclassified into earnings within the next 12 months	¥ 197

Derivative Financial Instruments (Schedule Of Fair Values Of Derivative Instruments) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Other Current Liabilities
Derivatives, Fair Value [Line Items]
Fair value of derivative liability	¥ 3,301	¥ 3,446
Other LongTerm Liabilities
Derivatives, Fair Value [Line Items]
Fair value of derivative liability	408	1,440
Other Current Assets
Derivatives, Fair Value [Line Items]
Fair value of derivative asset	2,372	3
Other Assets-Other
Derivatives, Fair Value [Line Items]
Fair value of derivative asset	1,178
Designated as Hedging Instrument | Other Current Liabilities
Derivatives, Fair Value [Line Items]
Fair value of derivative liability	299	1,196
Designated as Hedging Instrument | Other Current Liabilities | Interest Rate Swap Contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative liability	299	908
Designated as Hedging Instrument | Other Current Liabilities | Cross-Currency Interest Rate Swap Contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative liability		288
Designated as Hedging Instrument | Other LongTerm Liabilities
Derivatives, Fair Value [Line Items]
Fair value of derivative liability	84	404
Designated as Hedging Instrument | Other LongTerm Liabilities | Interest Rate Swap Contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative liability	84	332
Designated as Hedging Instrument | Other LongTerm Liabilities | Cross-Currency Interest Rate Swap Contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative liability		72
Designated as Hedging Instrument | Other Current Assets
Derivatives, Fair Value [Line Items]
Fair value of derivative asset	90	3
Designated as Hedging Instrument | Other Current Assets | Foreign Exchange Contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative asset		3
Designated as Hedging Instrument | Other Current Assets | Interest Rate Swap Contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative asset
Designated as Hedging Instrument | Other Current Assets | Cross-Currency Interest Rate Swap Contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative asset	90
Designated as Hedging Instrument | Other Assets-Other
Derivatives, Fair Value [Line Items]
Fair value of derivative asset
Designated as Hedging Instrument | Other Assets-Other | Foreign Exchange Contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative asset
Designated as Hedging Instrument | Other Assets-Other | Interest Rate Swap Contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative asset
Designated as Hedging Instrument | Other Assets-Other | Cross-Currency Interest Rate Swap Contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative asset
Not Designated as Hedging Instrument | Other Current Liabilities
Derivatives, Fair Value [Line Items]
Fair value of derivative liability	3,002	2,250
Not Designated as Hedging Instrument | Other Current Liabilities | Foreign Exchange Contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative liability	2,155	982
Not Designated as Hedging Instrument | Other Current Liabilities | Interest Rate Swap Contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative liability	27	110
Not Designated as Hedging Instrument | Other Current Liabilities | Cross-Currency Interest Rate Swap Contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative liability	777	1,158
Not Designated as Hedging Instrument | Other Current Liabilities | Cross-Currency Swap Contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative liability	43
Not Designated as Hedging Instrument | Other LongTerm Liabilities
Derivatives, Fair Value [Line Items]
Fair value of derivative liability	324	1,036
Not Designated as Hedging Instrument | Other LongTerm Liabilities | Foreign Exchange Contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative liability	6
Not Designated as Hedging Instrument | Other LongTerm Liabilities | Interest Rate Swap Contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative liability		15
Not Designated as Hedging Instrument | Other LongTerm Liabilities | Cross-Currency Interest Rate Swap Contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative liability	298	1,021
Not Designated as Hedging Instrument | Other LongTerm Liabilities | Cross-Currency Swap Contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative liability	20
Not Designated as Hedging Instrument | Other Current Assets
Derivatives, Fair Value [Line Items]
Fair value of derivative asset	2,282
Not Designated as Hedging Instrument | Other Current Assets | Foreign Exchange Contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative asset	342
Not Designated as Hedging Instrument | Other Current Assets | Interest Rate Swap Contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative asset
Not Designated as Hedging Instrument | Other Current Assets | Cross-Currency Interest Rate Swap Contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative asset	1,809
Not Designated as Hedging Instrument | Other Current Assets | Cross-Currency Swap Contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative asset	131
Not Designated as Hedging Instrument | Other Assets-Other
Derivatives, Fair Value [Line Items]
Fair value of derivative asset	1,178
Not Designated as Hedging Instrument | Other Assets-Other | Foreign Exchange Contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative asset
Not Designated as Hedging Instrument | Other Assets-Other | Interest Rate Swap Contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative asset
Not Designated as Hedging Instrument | Other Assets-Other | Cross-Currency Interest Rate Swap Contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative asset	1,112
Not Designated as Hedging Instrument | Other Assets-Other | Cross-Currency Swap Contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative asset	¥ 66

Derivative Financial Instruments (Schedule Of Income Effect Of Derivative Instruments In Cash Flow Hedges) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Effective Portion Recognized in OCI	¥ 101	¥ (662)	¥ (1,310)
Effective Portion Reclassified from Accumulated OCI to Net Income	(771)	(1,888)	(2,179)
Revenues [Member] | Foreign Exchange Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Effective Portion Recognized in OCI		2	356
Effective Portion Reclassified from Accumulated OCI to Net Income	3	13	203
Interest Expense [Member] | Interest Rate Swap Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Effective Portion Recognized in OCI	(175)	(943)	(1,495)
Effective Portion Reclassified from Accumulated OCI to Net Income	(963)	(2,193)	(2,304)
Interest Expense [Member] | Cross-Currency Interest Rate Swap Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Effective Portion Recognized in OCI	276	279	(171)
Effective Portion Reclassified from Accumulated OCI to Net Income	(175)	(142)	(78)
Foreign Exchange Gain (Loss)-Net [Member] | Cross-Currency Interest Rate Swap Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Effective Portion Reclassified from Accumulated OCI to Net Income	¥ 364	¥ 434

Derivative Financial Instruments (Schedule Of Derivative Instruments Not Designated As Hedging Instruments) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) (before tax) Recognized in Net Income	¥ 2,222	¥ 3,035	¥ (1,354)
Foreign Exchange Contracts | Foreign Exchange Gain (Loss)-Net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) (before tax) Recognized in Net Income	(373)	2,659	1,346
Cross-Currency Swap Contracts | Foreign Exchange Gain (Loss)-Net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) (before tax) Recognized in Net Income	55
Interest Rate Swap Contracts | Other-Net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) (before tax) Recognized in Net Income	(104)	32	(175)
Cross-Currency Interest Rate Swap Contracts | Other-Net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) (before tax) Recognized in Net Income	¥ 2,644	¥ 344	¥ (2,525)

Fair Value Of Financial Instruments And Concentration Of Credit Risk (Schedule Of Carrying Value And Fair Value Of Financial Instruments) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Finance receivables-net, Carrying Value	¥ 203,861	¥ 193,382
Long-term trade accounts receivable, Carrying Value	57,283	50,971
Long-term debt, Carrying Value	(288,272)	(274,198)
Finance receivables-net, Fair Value	205,638	193,749
Long-term trade accounts receivable, Fair Value	60,583	53,725
Long-term debt, Fair Value	(288,038)	(274,507)
Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Finance receivables-net, Fair Value
Long-term trade accounts receivable, Fair Value
Long-term debt, Fair Value
Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Finance receivables-net, Fair Value	205,638	193,749
Long-term trade accounts receivable, Fair Value	60,583	53,725
Long-term debt, Fair Value	(288,038)	(274,507)
Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Finance receivables-net, Fair Value
Long-term trade accounts receivable, Fair Value
Long-term debt, Fair Value

Fair Value Measurements (Schedule Of Financial Assets And Liabilities Measured At Fair Value On A Recurring Basis) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Available-for-sale securities	¥ 92,399	¥ 90,473
Total assets	95,949	90,476
Total liabilities	3,709	4,886
Equity Securities Of Financial Institutions | Available-for-sale Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Available-for-sale securities	34,339	34,839
Other Equity Securities | Available-for-sale Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Available-for-sale securities	58,060	55,634
Foreign Exchange Contracts | Derivative
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Derivatives	342	3
Liabilities, Derivatives	2,161	982
Cross-Currency Swap Contracts | Derivative
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Derivatives	197
Liabilities, Derivatives	63
Cross-Currency Interest Rate Swap Contracts | Derivative
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Derivatives	3,011
Liabilities, Derivatives	1,075	2,539
Interest Rate Swap Contracts | Derivative
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, Derivatives	410	1,365
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	92,399	90,473
Level 1 | Equity Securities Of Financial Institutions | Available-for-sale Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Available-for-sale securities	34,339	34,839
Level 1 | Other Equity Securities | Available-for-sale Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Available-for-sale securities	58,060	55,634
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	3,550	3
Total liabilities	3,709	4,886
Level 2 | Foreign Exchange Contracts | Derivative
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Derivatives	342	3
Liabilities, Derivatives	2,161	982
Level 2 | Cross-Currency Swap Contracts | Derivative
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Derivatives	197
Liabilities, Derivatives	63
Level 2 | Cross-Currency Interest Rate Swap Contracts | Derivative
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Derivatives	3,011
Liabilities, Derivatives	1,075	2,539
Level 2 | Interest Rate Swap Contracts | Derivative
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, Derivatives	¥ 410	¥ 1,365

Fair Value Measurements (Schedule Of Financial Assets And Liabilities Measured At Fair Value On A Recurring Basis) - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived assets at fair value	¥ 3,937

Supplemental Expense Information (Details) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Supplemental Expense Information [Abstract]
Research and development expenses	¥ 27,856	¥ 25,042	¥ 25,241
Advertising costs	6,979	7,178	7,658
Shipping and handling costs	40,033	37,836	36,497
Depreciation and amortization	¥ 23,861	¥ 26,517	¥ 28,903

Supplemental Expense Information (Details) - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Gain on sale of fixed assets	¥ 6,693
Loss from impairment disposal of fixed assets	1,531
Disaster related losses	3,852	2,544
Related insurance income	3,144
Loss from disposal of fixed assets		¥ 844

Commitments And Contingencies (Schedule Of Leased Assets Under Capital Leases) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Capital Leased Assets [Line Items]
Accumulated depreciation	¥ (3,640)	¥ (5,839)
Capital leased assets, total	2,574	2,014
Land [Member]
Capital Leased Assets [Line Items]
Leased assets under capital lease	63
Machinery And Equipment
Capital Leased Assets [Line Items]
Leased assets under capital lease	5,971	7,616
Software
Capital Leased Assets [Line Items]
Leased assets under capital lease	¥ 180	¥ 237

Commitments And Contingencies - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 LegalMatter	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2008
Gain Contingencies [Line Items]
Amortization expenses under capital leases	¥ 789	¥ 2,269	¥ 4,550
Rental expenses under operating leases	4,462	4,373	4,942
Commitments for capital expenditures outstanding	2,861
Maximum potential amount of undiscounted future payments of financial guarantees	10,987
Payment of surcharge			7,072
Claims for compensation	17,566
Number of asbestos-related lawsuits	14
Number of major asbestos-related lawsuits	11
Number of construction workers represented by lawsuits	453
Number of asbestos-related companies named in a lawsuit filed	44
Range of expected loss, minimum	0
Expenses included in selling, general, and administrative expenses	1,131	1,155	503
Special contributions, expensed	180	179
Accrual of asbestos-related expenses	530	390	352
Voluntary consolation, relief, and compensation payments	¥ 951	¥ 977	¥ 503	¥ 1,155	¥ 1,090
Minimum
Gain Contingencies [Line Items]
Period of guarantee, years	1
Maximum
Gain Contingencies [Line Items]
Period of guarantee, years	10

Commitments And Contingencies (Schedule Of Annual Maturities Of Future Minimum Lease Commitments Under Capital And Non-Cancelable Operating Leases) (Detail) (JPY ¥)
In Millions, unless otherwise specified	Mar. 31, 2012
Commitments And Contingencies [Abstract]
Capital Leases, 2013	¥ 1,285
Capital Leases, 2014	736
Capital Leases, 2015	627
Capital Leases, 2016	474
Capital Leases, 2017	369
Capital Leases, 2018 and thereafter	388
Capital Leases, Total minimum lease payments	3,879
Less: amounts representing interest	(539)
Present value of net minimum capital lease payments	3,340
Operating Leases, 2013	1,593
Operating Leases, 2014	1,297
Operating Leases, 2015	858
Operating Leases, 2016	587
Operating Leases, 2017	428
Operating Leases, 2018 and thereafter	461
Operating Leases, Total minimum lease payments	¥ 5,224

Commitments And Contingencies (Schedule Of Reconciliation Of The Beginning And Ending Balances Of Accrued Product Warranty Cost) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Commitments And Contingencies [Abstract]
Balance at beginning of year	¥ 5,598	¥ 6,707
Addition	3,638	3,750
Utilization	(3,788)	(4,305)
Other	428	(554)
Balance at end of year	¥ 5,876	¥ 5,598

Supplemental Cash Flow Information (Schedule Of Supplemental Information Related To Statements Of Cash Flows) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Supplemental Cash Flow Information [Abstract]
Interest	¥ 4,732	¥ 6,914	¥ 9,614
Income taxes	20,515	44,207	15,336
Obtaining assets by entering into capital leases	¥ 471	¥ 201	¥ 2,740

Segment Information (Schedule Of Information By Reporting Segment) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Segment Reporting Information [Line Items]
Revenues from external customers by destination	¥ 1,008,019	¥ 933,685	¥ 930,644
Total	1,008,019	933,685	930,644
Operating income	105,680	86,111	69,702
Identifiable assets	1,487,669	1,356,852	1,409,033
Depreciation and amortization	23,861	26,517	28,903
Capital expenditures	31,112	23,951	26,038
Farm & Industrial Machinery
Segment Reporting Information [Line Items]
Revenues from external customers by destination	713,943	651,518	616,726
Intersegment	69	64	77
Total	714,012	651,582	616,803
Operating income	97,776	86,487	60,485
Identifiable assets	1,039,280	918,656	930,480
Depreciation and amortization	14,582	15,870	18,489
Capital expenditures	20,077	13,871	14,820
Water & Environment Systems
Segment Reporting Information [Line Items]
Revenues from external customers by destination	198,511	192,768	222,949
Intersegment	2,428	1,594	611
Total	200,939	194,362	223,560
Operating income	14,829	13,121	19,723
Identifiable assets	184,990	170,691	186,768
Depreciation and amortization	4,768	6,010	6,033
Capital expenditures	3,390	4,861	5,969
Social Infrastructure
Segment Reporting Information [Line Items]
Revenues from external customers by destination	64,775	60,439	63,293
Intersegment	2,832	2,657	2,710
Total	67,607	63,096	66,003
Operating income	2,651	2,463	2,699
Identifiable assets	61,282	62,092	65,519
Depreciation and amortization	1,806	1,931	1,933
Capital expenditures	2,686	3,764	1,992
Other
Segment Reporting Information [Line Items]
Revenues from external customers by destination	30,790	28,960	27,676
Intersegment	18,010	15,837	14,091
Total	48,800	44,797	41,767
Operating income	2,450	2,096	2,629
Identifiable assets	49,530	39,386	42,246
Depreciation and amortization	705	697	552
Capital expenditures	1,071	691	741
Adjustments
Segment Reporting Information [Line Items]
Intersegment	(23,339)	(20,152)	(17,489)
Total	(23,339)	(20,152)	(17,489)
Operating income	(12,026)	(18,056)	(15,834)
Identifiable assets	152,587	166,027	184,020
Depreciation and amortization	2,000	2,009	1,896
Capital expenditures	¥ 3,888	¥ 764	¥ 2,516

Segment Information (Schedule Of Information By Reporting Segment) (Parenthetical) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Segment Reporting Information [Line Items]
Unallocated corporate expenses	¥ 12,030	¥ 18,066	¥ 15,834
Unallocated corporate assets	¥ 171,354	¥ 182,602	¥ 190,282

Segment Information (Schedule Of Revenues From External Customers By Product Groups) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Segment Reporting Information [Line Items]
Revenues	¥ 1,008,019	¥ 933,685	¥ 930,644
Farm & Industrial Machinery
Segment Reporting Information [Line Items]
Revenues	713,943	651,518	616,726
Water & Environment Systems
Segment Reporting Information [Line Items]
Revenues	198,511	192,768	222,949
Social Infrastructure
Segment Reporting Information [Line Items]
Revenues	64,775	60,439	63,293
Other
Segment Reporting Information [Line Items]
Revenues	30,790	28,960	27,676
Farm Equipment And Engines | Farm & Industrial Machinery
Segment Reporting Information [Line Items]
Revenues	619,989	580,671	561,165
Construction Machinery | Farm & Industrial Machinery
Segment Reporting Information [Line Items]
Revenues	93,954	70,847	55,561
Pipe-Related Products | Water & Environment Systems
Segment Reporting Information [Line Items]
Revenues	122,247	121,836	144,465
Environment-Related Products | Water & Environment Systems
Segment Reporting Information [Line Items]
Revenues	¥ 76,264	¥ 70,932	¥ 78,484

Segment Information (Schedule Of Information For Revenues From External Customers By Destination And Long-Lived Assets Based On Physical Location) (Detail) (JPY ¥)
In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Segment Reporting Information [Line Items]
Revenues from external customers by destination	¥ 1,008,019	¥ 933,685	¥ 930,644
Long-lived assets based on physical location	225,067	217,358	220,893
Japan
Segment Reporting Information [Line Items]
Revenues from external customers by destination	498,684	477,913	501,663
Long-lived assets based on physical location	176,987	177,460	183,042
North America
Segment Reporting Information [Line Items]
Revenues from external customers by destination	219,929	189,330	174,371
Long-lived assets based on physical location	15,158	16,146	20,210
Europe
Segment Reporting Information [Line Items]
Revenues from external customers by destination	88,715	75,762	67,791
Long-lived assets based on physical location	9,580	1,733	2,162
Asia Outside Japan
Segment Reporting Information [Line Items]
Revenues from external customers by destination	169,632	160,533	148,589
Long-lived assets based on physical location	20,087	18,794	13,983
Other Areas
Segment Reporting Information [Line Items]
Revenues from external customers by destination	31,059	30,147	38,230
Long-lived assets based on physical location	¥ 3,255	¥ 3,225	¥ 1,496

Segment Information (Schedule Of Information For Revenues From External Customers By Destination And Long-Lived Assets Based On Physical Location) (Parenthetical) (Detail) (JPY ¥)
In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Segment Reporting Information [Line Items]
Revenues from the United States	¥ 190,243	¥ 167,553	¥ 146,319

Subsequent Events - Additional Information (Detail) (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
Mar. 31, 2012
Dividend per common share	¥ 8
Cash dividend per five common shares	¥ 40
Number of common stock eligible for dividend	5
Cash dividends declared	¥ 10,051
Dividends payable, date of record	Mar 31, 2012
Dividends payable, date declared	May 10, 2012